A Message From The President
--------------------------------------------------------------------------------

                                                               December 10, 1997

Dear Shareholder:

     In November 1996, SunAmerica Asset Management Corp. introduced the Style Select Series portfolios. With access to several well-respected money managers, Style Select Series offers retail investors, advantages they simply cannot get by investing in traditional mutual funds.

     Four new Style Select Series portfolios were added in October 1997. The new portfolios employ the same style-specific, multi-managed approach as the four original portfolios. As a result, SunAmerica now offers a broader selection of style-based mutual funds each adhering to a specific investment style. This, in turn, assists you and your financial professional in constructing a more efficient investment portfolio. And, utilizing three money managers in each Portfolio, helps to reduce risk and increase diversification.

     In this Annual Report, one Adviser from each of the original four Style Select portfolios will discuss the management of their portion of the Portfolio over the past fiscal year and their investment outlook for 1998. The portfolio managers in this report are: Bruce J. Muzina of PILGRIM BAXTER & ASSOCIATES, LTD. for the Mid-Cap Growth Portfolio, Audrey L. Snell of SUNAMERICA ASSET MANAGEMENT CORP. for the Aggressive Growth Portfolio, David K. Schafer of STRONG CAPITAL MANAGEMENT, INC. for the Value Portfolio and Martin G. Wade of ROWE PRICE-FLEMING INTERNATIONAL, INC. for the International Equity Portfolio.

     We are very excited about the Style Select Series and the opportunities it affords retail investors in an increasingly complex investment environment. Thank you for contributing to the success of the Style Select Series. We value your confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President

2

Portfolio Manager Commentary
--------------------------------------------------------------------------------

[PBHG logo]

MID-CAP GROWTH PORTFOLIO
Bruce J. Muzina, Portfolio Manager

Q: HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO OVER THE PAST FISCAL YEAR?

A : Our goal in this portfolio, as in all the portfolios we manage in this style, is to capture the growth exhibited by the underlying equity assets in the form of investment returns over time. We believe that superior returns can be achieved by investing in companies which exhibit exceptional growth characteristics and internal reinvestment rates capable of funding that growth into the future. We focus on bottom-up stock selection and employ a combination of rigorous fundamental research and quantitative techniques.

Q: WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

A : This year we maintained traditional commitments to the technology, services and consumer sectors. We continue to find good opportunities for investment in these sectors and, as a result, they comprise the majority of our portfolio. Our exposure to the energy sector increased this year, as a direct result of the continued strong operating results of the underlying companies. While not invested in oil and gas producers, we did find attractive investment opportunities in the oil service and equipment areas that are benefiting from the past year's increase in drilling activity.

Q: WHAT IS YOUR INVESTMENT OUTLOOK FOR 1998?

A : Despite the challenges presented by the current volatility in the market, our companies and our proven investment style and system give us cause to be optimistic. During the last twelve to eighteen months, we witnessed a severe contraction in the relative valuation of small and medium sized high growth companies. We view this as a normal, although unfortunate, occurrence within the cyclical framework of the market. We hope for and anticipate continued recovery in the high growth companies that make up our portfolios. However, we expect the market's volatility to continue in the foreseeable future. Recent months have highlighted the kind of dynamic performance possible in portfolios focused on the high growth segment of the market. We are hopeful that the coming months will continue to reward growth stocks and their investors, as the earnings gains and strong fundamentals still characteristic of our portfolios are once again recognized by the market. Looking ahead, we will own what we believe to be the highest quality, fastest growing companies available. This has consistently been and will continue to be a critical part of the investment product we deliver.

[SunAmerica Asset Management logo]


AGGRESSIVE GROWTH PORTFOLIO
Audrey L. Snell, Portfolio Manager

Q: HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO OVER THE PAST FISCAL YEAR?

A : We consistently use a disciplined, top-down, long-term, secular trend investment approach as we seek high growth stocks early in the growth cycle. The beginning of the fiscal year was difficult. Uncertainty concerning rising interest rates, inflation, and the need for liquidity drew investors toward large-cap, value-oriented stocks and away from what were perceived to be high multiple, high risk, low liquidity stocks. But after the March 25th interest rate hike, there was a strong rebound. Earnings reports showed fairly robust growth rates. Relative valuations reached their lowest levels since 1991, and investor sentiment reversed. From May through October,

Portfolio Manager Commentary
--------------------------------------------------------------------------------

smaller cap stocks outperformed the larger-cap segments of the market, and growth outperformed value. So the return to favor of growth style investing as well as effective stock picking and relative sector positioning then added value to our portion of the portfolio.

Q: WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

A : We overweighted the technology sector, where we focused on wireless and wire-line telecommunications equipment companies, personal computer specialty component suppliers, software developers, and user training providers. We also overweighted oil and gas equipment and service providers and financial stocks based on open-end secular trends we see developing. We invested in some REITs and some stocks that cross industry sectors, such as catalog companies. We underweighted health care and retail.

Q: WHAT IS YOUR INVESTMENT OUTLOOK FOR 1998?

A : Fundamentals remain positive, relative earnings growth continues to be strong, and valuations remain reasonable. Investors sentiment also continues to be favorable. Should deflation rather than inflation become evident, as we believe it may, then this, too, will favor smaller stocks not subject to the same pricing pressures as large-cap stocks. We thus anticipate strong performance for the Aggressive Growth Portfolio into 1998.

[Strong logo]

VALUE PORTFOLIO
David K. Schafer, Portfolio Manager


Q: HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO OVER THE PAST FISCAL YEAR?

A : We remain fully committed to the value-oriented investment philosophy that has guided us for twenty-five years. We continue our search for stocks whose price/earnings (P/E) multiples are less than that of the average S&P 500, but whose earnings per share growth prospects over the next several years are superior to those of the S&P Index. Simply stated, we are looking for above average growth at a discounted price. Another important feature of our investment philosophy is the equal weighting of stocks in the portfolio. Currently we own about 55 stocks, and each new portfolio holding is given an initial weighting of about 1.8% of the total assets of the portfolio. To maintain equally weighted holdings in the portfolio, we may use daily inflows of cash to add to our current positions in stocks that are slightly underweighted--as long as we believe they still represent good value. If the fundamentals are right, we will also invest in new stocks when earnings prospects are compelling and the valuations attractive. Our disciplined buy-and-sell process also has resulted in low turnover of securities within the portfolio -- less than 20% since inception.

Q: WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

A : In the first part of the fiscal year investors favored larger, multinational companies. Because of their high valuation levels, we did not own many of these stocks. However, as the market finally broadened out in the second half of the fiscal year, the more attractively valued mid-sized companies began to participate. As we had added a number of more modestly valued mid-sized companies to the portfolio during the year, this helped the performance of the portfolio. Our value approach to stock selection has resulted in significant overweightings and underweightings of specific economic sectors and industry groups relative to the S&P 500. The portfolio's most important overweighted sectors are basic materials (metals/mining, paper, steel), consumer cyclicals (automotive, housing, household appliances), and financial services (banks, brokerage, insurance companies). The portfolio's most significantly underweighted sectors are health care and technology. Despite these sector concentrations, the portfolio is broadly diversified and, reflecting this diversity, each of the top five performing stocks for the fiscal year came from a different industry.

4

Portfolio Manager Commentary
--------------------------------------------------------------------------------

Q: WHAT IS YOUR INVESTMENT OUTLOOK FOR 1998?

A : On the whole, stock prices are very rich. Nevertheless, we continue to find names that meet our investment criteria. The portfolio's P/E ratio is 13.5 times our estimate of 1997 earnings -- significantly below the S&P 500's estimated P/E of 20. We believe our portfolio companies will show earnings-per-share growth of more than 14% in 1998, while the consensus top-down estimate of earnings growth for the S&P 500 for the same period is less than 10%. Market volatility has risen in recent months, primarily reflecting the unsettling economic events in Asia. Market sentiments has shifted as investors have become wary of overly optimistic estimates of earnings growth for U.S. companies. In this changing investment environment, we believe our value-oriented approach will best serve shareholders.

[Rowe Price-Fleming International logo]

INTERNATIONAL EQUITY PORTFOLIO
Martin G. Wade, Portfolio Manager

Q: HOW DID YOU MANAGE YOUR PORTION OF THE PORTFOLIO OVER THE PAST FISCAL YEAR?

A : At fiscal year-end we had a majority of the portfolio in the stock markets of Europe, a relatively small amount in Japan, and minimal weightings in Latin America and the Far East. We adopted this posture since European economies continued to make steady progress over the past years, and we were able to find attractive stocks at good valuations. By contrast, the Japanese economy continued to struggle with poor consumer demand, particularly after the government raised the sales tax in April. We maintained a relatively light exposure to other Asian economies and also to Latin America, as both regions were negatively affected by currency and debt problems that developed first in Thailand and then spread to other emerging areas.

Q: WOULD YOU GIVE US MORE SPECIFIC EXAMPLES?

A : In the UK, for example, we favored both growth and smaller company shares over cyclical stocks, a strategy that paid off for the portfolio. Elsewhere in Europe, stock prices generally held up well, and our positions in the markets of France, the Netherlands, Italy, Switzerland, and other Continental stock exchanges made positive contributions to fund performance. We invested selectively in Japan, favoring the relatively strong export and technology sectors and avoiding bank stocks. In Latin America, Brazil remained the core of our holdings in the region. Mexico also accounted for a significant percentage and was particularly strong during the past six months.

Q: WHAT IS YOUR INVESTMENT OUTLOOK FOR 1998?

A : We see an encouraging picture of improving economic growth, rising exports, and stable currencies in Europe, and we intend to maintain a large exposure to stock markets on the Continent. The prospects are less certain in the Far East, and it will take some time for the less developed countries there to regain their footing. However, there are signs of some progress in Japan, and we intend to take advantage of weakness there by adding to our favorite companies. Latin American markets will most likely stay volatile, but governments in the region seem committed to needed economic reform. We believe our portfolio structure provides investors with a good balance and will serve them well over time.

The opinions expressed throughout the above discussions are not predictive of or do not guarantee future results. For more information, including a prospectus, please contact your financial professional or SunAmerica Mutual Funds at
(800)858-8850, ext. 5125. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

                                                                               5
STATEMENT OF ASSETS AND LIABILITIES -- October 31, 1997

                                                      LARGE-CAP       MID-CAP      AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH         GROWTH          BLEND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     --------------------------------------------------------

ASSETS:

Investment securities, at value (identified cost
  $25,063,825; $49,356,737; $70,323,902; and
  $24,276,499, respectively)......................   $23,794,419    $56,153,029    $83,929,240    $23,234,499

Repurchase agreements (cost equals market)........       380,000             --      8,269,000        580,000

Short-term securities (cost equals market)........       199,937      2,257,482      1,999,372        811,948

Cash..............................................        78,326         18,320         74,005          2,755

Receivable for shares of beneficial interest
  sold............................................       483,181        634,568      1,078,124        386,291

Receivable for investments sold...................        93,497        588,107        183,491        141,619

Prepaid expenses and other assets.................        58,300          8,115          8,340         58,300

Receivable from investment adviser................         7,167         26,477         35,677          7,175

Interest and dividends receivable.................         4,214         12,330         17,300         14,315

Deferred organizational expenses..................         8,215         36,320         36,320          8,215
                                                     -----------    -----------    -----------    -----------

  Total assets....................................    25,107,256     59,734,748     95,630,869     25,245,117
                                                     -----------    -----------    -----------    -----------

LIABILITIES:

Payable for investments purchased.................       361,985        704,029      2,312,449        328,109

Payable for fund shares repurchased...............       161,000         27,879         12,843        204,000

Other accrued expenses............................        19,886         81,184         95,030         19,996

Investment advisory and management fees payable...        11,611         52,375         80,893         11,730


Distribution and service maintenance fees
  payable.........................................         4,215         41,083         59,293          4,302
                                                     -----------    -----------    -----------    -----------

  Total liabilities...............................       558,697        906,550      2,560,508        568,137
                                                     -----------    -----------    -----------    -----------

    Net assets....................................   $24,548,559    $58,828,198    $93,070,361    $24,676,980
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------





6
STATEMENT OF ASSETS AND LIABILITIES -- October 31, 1997 -- (continued)

                                                      LARGE-CAP       MID-CAP      AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH         GROWTH          BLEND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     --------------------------------------------------------
NET ASSETS WERE COMPOSED OF:

Common Stock, $.0001 par value (1 billion shares
  authorized).....................................   $       208    $       431    $       588    $       206

Paid-in capital...................................    25,994,433     52,176,682     78,876,692     25,747,077
                                                     -----------    -----------    -----------    -----------

                                                      25,994,641     52,177,113     78,877,280     25,747,283

Accumulated undistributed net investment
  income (loss)...................................         7,889           (643)          (761)        20,057

Accumulated undistributed net realized gain (loss)
  on investments, foreign currency, other assets
  and liabilities.................................      (184,565)      (144,564)       588,504        (48,360)

Net unrealized appreciation (depreciation) of
  investments.....................................    (1,269,406)     6,796,292     13,605,338     (1,042,000)
                                                     -----------    -----------    -----------    -----------

    Net assets....................................   $24,548,559    $58,828,198    $93,070,361    $24,676,980
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

CLASS A:


Net assets........................................   $23,609,458    $18,403,666    $38,537,314    $23,592,872

Shares outstanding................................     2,002,887      1,342,354      2,424,338      1,969,995

Net asset value and redemption price per share....   $     11.79    $     13.71    $     15.90    $     11.98

Maximum sales charge (5.75% of offering price)....          0.72           0.84           0.97           0.73
                                                     -----------    -----------    -----------    -----------

Maximum offering price to public..................   $     12.51    $     14.55    $     16.87    $     12.71
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

CLASS B:

Net assets........................................   $   773,141    $35,739,146    $48,593,950    $   941,244

Shares outstanding................................        65,591      2,622,082      3,075,503         78,691

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     11.79    $     13.63    $     15.80    $     11.96
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

CLASS C:

Net assets........................................   $   165,960    $ 4,685,386    $ 5,939,097    $   142,864

Shares outstanding................................        14,084        343,493        375,792         11,932

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     11.78    $     13.64    $     15.80    $     11.97
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

See Notes to Financial Statements

                                                                               7
STATEMENT OF ASSETS AND LIABILITIES -- October 31, 1997 -- (continued)

                                                      LARGE-CAP                      SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE           VALUE          EQUITY
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -----------------------------------------------------------

ASSETS:


Investment securities, at value (identified cost
  $24,049,833; $115,531,354; $20,506,477; and
  $66,834,816, respectively)......................   $22,714,037    $126,261,475    $19,738,475     $ 63,894,899

Repurchase agreements (cost equals market)........       130,000       5,678,000      3,378,000        6,679,000

Short-term securities (cost equals market)........     1,250,485       5,353,968      1,695,611          835,000

Cash..............................................        49,474           8,661         77,093               --

Foreign cash (cost $472,003)......................            --              --             --          473,138

Receivable for shares of beneficial interest
  sold............................................       857,034       1,732,952      1,215,264          433,421

Prepaid expenses and other assets.................        58,300           8,634         58,300            8,999

Interest and dividends receivable.................        12,290         110,398         18,280          180,938

Deferred organizational expenses..................         8,215          36,320          8,215           36,320

Receivable from investment adviser................         7,175          49,699          7,200           33,065

Receivable for investments sold...................            --          14,525             --        1,005,239

Foreign currency contracts........................            --              --             --        2,361,542

Unrealized appreciation of foreign currency
  contracts.......................................            --              --             --          124,603
                                                     -----------    ------------    -----------    -------------

  Total assets....................................    25,087,010     139,254,632     26,196,438       76,066,164
                                                     -----------    ------------    -----------    -------------

LIABILITIES:

Payable for fund shares repurchased...............       280,383         298,801        687,050          179,917

Payable for investments purchased.................        33,178       3,279,098        489,096        1,728,804

Other accrued expenses............................        20,043         178,207         20,121          150,070

Investment advisory and management fees payable...        11,729         115,150         12,079           71,869

Distribution and service maintenance fees
  payable.........................................         4,327          87,930          4,931           50,400

Foreign currency contracts........................            --              --             --        2,364,584

Unrealized depreciation of foreign currency
  contracts.......................................            --              --             --           39,360

Due to custodian bank.............................            --              --             --              764

                                                     -----------    ------------    -----------    -------------

  Total liabilities...............................       349,660       3,959,186      1,213,277        4,585,768
                                                     -----------    ------------    -----------    -------------

    Net assets....................................   $24,737,350    $135,295,446    $24,983,161     $ 71,480,396
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------



8
STATEMENT OF ASSETS AND LIABILITIES -- October 31, 1997 -- (continued)

                                                      LARGE-CAP                      SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE           VALUE          EQUITY
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -----------------------------------------------------------
NET ASSETS WERE COMPOSED OF:

Common Stock, $.0001 par value (1 billion shares
  authorized).....................................   $       209    $        844    $       206     $        576

Paid-in capital...................................    26,056,306     119,171,979     25,715,849       73,360,146
                                                     -----------    ------------    -----------    -------------

                                                      26,056,515     119,172,823     25,716,055       73,360,722

Accumulated undistributed net investment income
  (loss)..........................................        16,631            (680)        35,108          122,861

Accumulated undistributed net realized gain on
  investments, foreign currency, other assets and
  liabilities.....................................            --       5,393,253             --          843,851

Net unrealized appreciation (depreciation) of
  investments.....................................    (1,335,796)     10,730,121       (768,002)      (2,939,917)

Net unrealized appreciation (depreciation) of
  foreign currency, other assets and
  liabilities.....................................            --             (71)            --           92,879
                                                     -----------    ------------    -----------    -------------

    Net assets....................................   $24,737,350    $135,295,446    $24,983,161     $ 71,480,396
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS A:

Net assets........................................   $23,240,000    $ 48,377,302    $21,345,618     $ 24,365,250


Shares outstanding................................     1,959,444       3,007,062      1,758,084        1,955,961

Net asset value and redemption price per share....   $     11.86    $      16.09    $     12.14     $      12.46

Maximum sales charge (5.75% of offering price)....          0.72            0.98           0.74             0.76
                                                     -----------    ------------    -----------    -------------

Maximum offering price to public..................   $     12.58    $      17.07    $     12.88     $      13.22
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS B:

Net assets........................................   $ 1,324,918    $ 77,534,354    $ 3,112,115     $ 42,656,451

Shares outstanding................................       111,740       4,846,859        256,483        3,446,902

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     11.86    $      16.00    $     12.13     $      12.38
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS C:

Net assets........................................   $   172,432    $  9,383,790    $   525,428     $  4,458,695

Shares outstanding................................        14,544         586,579         43,289          360,269

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     11.86    $      16.00    $     12.14     $      12.38
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

See Notes to Financial Statements

                                                                               9
STATEMENT OF OPERATIONS -- For the year ended October 31, 1997

                                                      LARGE-CAP      MID-CAP      AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH        GROWTH          BLEND
                                                     PORTFOLIO@     PORTFOLIO#    PORTFOLIO#     PORTFOLIO@
                                                     -------------------------------------------------------
INVESTMENT INCOME:
Income:
  Interest........................................   $    20,331    $  158,291    $   336,477    $    22,465

  Dividends*......................................         4,162        78,175        189,639         14,175
                                                     -----------    ----------    -----------    -----------
    Total investment income.......................        24,493       236,466        526,116         36,640
                                                     -----------    ----------    -----------    -----------
Expenses:
  Investment advisory and management fees.........        11,611       390,221        533,055         11,730
  Distribution and service maintenance fees
    Class A.......................................         3,983        73,691        106,377          4,000
    Class B.......................................           173       164,888        209,795            239
    Class C.......................................            59        14,787         19,327             63
  Transfer agent fees and expenses
    Class A.......................................         3,186        59,267         85,695          3,200
    Class B.......................................            49        47,325         60,341             67
    Class C.......................................            16         4,293          5,602             17
  Registration fees
    Class A.......................................           734        46,990         48,528            737
    Class B.......................................           174        47,988         42,038            177
    Class C.......................................           162        12,101         11,523            162
  Audit and tax consulting fees...................         2,805        26,025         30,795          2,805
  Printing expense................................         2,550        16,195         18,380          2,550
  Custodian fees and expenses.....................         1,974        66,338         90,617          1,994
  Legal fees and expenses.........................           340         6,945          8,000            340
  Directors' fees and expenses....................            85         3,323          4,641             85
  Miscellaneous expenses..........................            85         2,660          3,330             85
  Amortization of organizational expenses.........            --         4,144          4,144             --
  Insurance expense...............................            --            32             46             --
                                                     -----------    ----------    -----------    -----------
    Total expenses................................        27,986       987,213      1,282,234         28,251
    Less: expenses waived/reimbursed by investment
      adviser.....................................        (7,167)     (155,055)      (158,172)        (7,175)
                                                     -----------    ----------    -----------    -----------
    Net expenses..................................        20,819       832,158      1,124,062         21,076
                                                     -----------    ----------    -----------    -----------
Net investment income (loss)......................         3,674      (595,692)      (597,946)        15,564
                                                     -----------    ----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments...........      (184,565)      208,124      1,155,918        (48,360)
Net realized gain (loss) on foreign currency and
  other assets and liabilities....................            --        (1,597)            --            191
Net unrealized appreciation/depreciation of
  investments.....................................    (1,269,406)    6,796,292     13,605,338     (1,042,000)
                                                     -----------    ----------    -----------    -----------
Net realized and unrealized gain (loss) on
  investments, foreign currency and other assets
  and liabilities.................................    (1,453,971)    7,002,819     14,761,256     (1,090,169)
                                                     -----------    ----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                   $(1,450,297)   $6,407,127    $14,163,310    $(1,074,605)
                                                     -----------    ----------    -----------    -----------
                                                     -----------    ----------    -----------    -----------

*Net of foreign withholding taxes on dividends
  of..............................................   $        --    $      187    $       628    $        51

                                                     -----------    ----------    -----------    -----------
                                                     -----------    ----------    -----------    -----------

------------------

@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996
See Notes to Financial Statements

10
STATEMENT OF OPERATIONS -- For the year ended October 31, 1997 -- (continued)

                                                      LARGE-CAP                    SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE         VALUE          EQUITY
                                                     PORTFOLIO@     PORTFOLIO#     PORTFOLIO@     PORTFOLIO#
                                                     ---------------------------------------------------------
INVESTMENT INCOME:
Income:
  Interest........................................   $    21,267    $   316,689    $   34,643     $    216,533
  Dividends*......................................        12,137        877,812        17,738          624,686
                                                     -----------    -----------    ----------    -------------
    Total investment income.......................        33,404      1,194,501        52,381          841,219
                                                     -----------    -----------    ----------    -------------
Expenses:
  Investment advisory and management fees.........        11,729        671,560        12,079          440,671
  Distribution and service maintenance fees
    Class A.......................................         3,986        116,913         3,849           77,057
    Class B.......................................           281        309,027           900          162,796
    Class C.......................................            60         28,306           184           17,650
  Transfer agent fees and expenses
    Class A.......................................         3,189         89,362         3,079           59,709
    Class B.......................................            79         86,613           252           47,087
    Class C.......................................            17          7,998            51            5,118
  Registration fees
    Class A.......................................           734         71,485           715           52,381
    Class B.......................................           179         78,528           211           51,454
    Class C.......................................           162         14,974           168           12,951
  Audit and tax consulting fees...................         2,805         30,795         2,805           30,720
  Printing expense................................         2,550         18,370         2,550           16,050
  Custodian fees and expenses.....................         1,994        113,843         2,053          130,328
  Legal fees and expenses.........................           340          9,770           340            6,945
  Directors' fees and expenses....................            85          5,054            85            3,647
  Miscellaneous expenses..........................            85          4,330            85            2,491
  Amortization of organizational expenses.........            --          4,144            --            4,144
  Insurance expense...............................            --             64            --               19
                                                     -----------    -----------    ----------    -------------
    Total expenses................................        28,275      1,661,136        29,406        1,121,218
    Less: expenses waived/reimbursed by investment

      adviser.....................................        (7,175)      (217,432)       (7,200)        (169,822)
                                                     -----------    -----------    ----------    -------------
    Net expenses..................................        21,100      1,443,704        22,206          951,396
                                                     -----------    -----------    ----------    -------------
Net investment income (loss)......................        12,304       (249,203)       30,175         (110,177)
                                                     -----------    -----------    ----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments..................            --      5,614,072            --          843,851
Net realized gain (loss) on foreign currency and
  other assets and liabilities....................            --            (19)           --          209,293
Net unrealized appreciation/depreciation of
  investments.....................................    (1,335,796)    10,730,121      (768,002)      (4,158,649)
Net unrealized appreciation/depreciation of
  foreign currency and other assets and
  liabilities.....................................            --            (71)           --           94,498
                                                     -----------    -----------    ----------    -------------
Net realized and unrealized gain (loss) on
  investments, foreign currency and other assets
  and liabilities.................................    (1,335,796)    16,344,103      (768,002)      (3,011,007)
                                                     -----------    -----------    ----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                   $(1,323,492)   $16,094,900    $ (737,827)    $ (3,121,184)
                                                     -----------    -----------    ----------    -------------
                                                     -----------    -----------    ----------    -------------

*Net of foreign withholding taxes on dividends
  of..............................................   $        99    $     9,190    $       --     $     81,620
                                                     -----------    -----------    ----------    -------------
                                                     -----------    -----------    ----------    -------------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

                                                                              11
STATEMENT OF CHANGES IN NET ASSETS -- For the year ended October 31, 1997

                                                       LARGE-CAP          MID-CAP          AGGRESSIVE        LARGE-CAP
                                                         GROWTH            GROWTH            GROWTH            BLEND
                                                       PORTFOLIO@        PORTFOLIO#        PORTFOLIO#        PORTFOLIO@
                                                     --------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................    $      3,674      $   (595,692)     $   (597,946)     $     15,564
  Net realized gain (loss) on investments.........        (184,565)          208,124         1,155,918           (48,360)

  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................              --            (1,597)               --               191
  Net unrealized appreciation/depreciation of
    investments...................................      (1,269,406)        6,796,292        13,605,338        (1,042,000)
                                                     --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations...............................      (1,450,297)        6,407,127        14,163,310        (1,074,605)
                                                     --------------    --------------    --------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9).....................      25,998,856        52,396,071        78,882,051        25,751,585
                                                     --------------    --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS......................      24,548,559        58,803,198        93,045,361        24,676,980

NET ASSETS:
Beginning of period...............................              --            25,000            25,000                --
                                                     --------------    --------------    --------------    --------------
End of period [including undistributed net
  investment income (loss) at October 31, 1997 of
  $7,889, $(643), $(761) and $20,057,
  respectively]...................................    $ 24,548,559      $ 58,828,198      $ 93,070,361      $ 24,676,980
                                                     --------------    --------------    --------------    --------------
                                                     --------------    --------------    --------------    --------------

------------------

@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

12

STATEMENT OF CHANGES IN NET ASSETS -- For the year ended October 31, 1997 -- (continued)

                                                       LARGE-CAP                           SMALL-CAP       INTERNATIONAL
                                                         VALUE             VALUE             VALUE             EQUITY
                                                       PORTFOLIO@        PORTFOLIO#        PORTFOLIO@        PORTFOLIO#
                                                     --------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................    $     12,304      $    (249,203)    $     30,175      $   (110,177)
  Net realized gain on investments................              --          5,614,072               --           843,851
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................              --                (19)              --           209,293
  Net unrealized appreciation/depreciation of
    investments...................................      (1,335,796)        10,730,121         (768,002)       (4,158,649)
  Net unrealized appreciation/depreciation of

    foreign currency and other assets and
    liabilities...................................              --                (71)              --            94,498
                                                     --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations...............................      (1,323,492)        16,094,900         (737,827)       (3,121,184)
                                                     --------------    --------------    --------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9).....................      26,060,842        119,175,546       25,720,988        74,576,580
                                                     --------------    --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS......................      24,737,350        135,270,446       24,983,161        71,455,396

NET ASSETS:
Beginning of period...............................              --             25,000               --            25,000
                                                     --------------    --------------    --------------    --------------
End of period [including undistributed net
  investment income (loss) at October 31, 1997 of
  $16,631, $(680), $35,108 and $122,861,
  respectively]...................................    $ 24,737,350      $ 135,295,446     $ 24,983,161      $ 71,480,396
                                                     --------------    --------------    --------------    --------------
                                                     --------------    --------------    --------------    --------------

------------------

@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996
See Notes to Financial Statements

                                                                              13
FINANCIAL HIGHLIGHTS

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM      TOTAL
      PERIOD         BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
       ENDED         OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------
LARGE-CAP GROWTH PORTFOLIO
--------------------------

                                                CLASS A
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...   $12.50       $   --       $ (0.71)      $(0.71)       $--        $--       $--

                                                CLASS B
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --         (0.71)       (0.71)        --         --        --
                                                CLASS C
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --         (0.72)       (0.72)        --         --        --


                                                                     RATIO OF NET
                      NET                               RATIO OF      INVESTMENT
                     ASSET               NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                END OF      TO AVERAGE     TO AVERAGE               COMMISSION
      PERIOD         END OF    TOTAL       PERIOD         NET            NET        PORTFOLIO     PER
       ENDED         PERIOD  RETURN(2)    (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------   ----------   ------------   ------------   --------   ----------
LARGE-CAP GROWTH PO
-------------------
10/15/97-10/31/97..  $11.79     (5.68)%   $ 23,609        1.78%           0.34%        1%       $ 0.0414

-------------------
10/15/97-10/31/97..   11.79     (5.68)         773        2.43           (0.84)        1          0.0414

-------------------
10/15/97-10/31/97..   11.78     (5.76)         166        2.43           (0.42)        1          0.0414

--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                                CLASS A
-------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...   $12.50       $(0.16)      $  1.37       $ 1.21        $--        $--       $--

                                                CLASS B
-------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...    12.50        (0.25)         1.38         1.13         --         --        --
                                                CLASS C
-------------------------------------------------------------------------------------------------------
3/06/97-10/31/97...     11.93        (0.18)         1.89         1.71         --         --        --


MID-CAP GROWTH PORT
-------------------

-------------------
11/19/96-10/31/97..  $13.71      9.68%    $ 18,404        1.85%          (1.19)%      97%       $ 0.0487

-------------------
11/19/96-10/31/97..   13.63      9.04       35,739        2.47           (1.92)        97         0.0487

-------------------
3/06/97-10/31/97...   13.64     14.33        4,685        2.45           (1.97)        97         0.0487

--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

                                                CLASS A
-------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...   $12.50       $(0.11)      $  3.51       $ 3.40        $--        $--       $--

                                                CLASS B
-------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...    12.50        (0.24)         3.54         3.30         --         --        --
                                                CLASS C
-------------------------------------------------------------------------------------------------------
3/06/97-10/31/97...     13.38        (0.17)         2.59         2.42         --         --        --


-------------------
11/19/96-10/31/97..  $15.90     27.20%    $ 38,537        1.84%          (0.77)%      150%      $ 0.0546

-------------------
11/19/96-10/31/97..   15.80     26.40       48,594        2.47           (1.58)       150         0.0546

-------------------
3/06/97-10/31/97...   15.80     18.09        5,939        2.45           (1.68)       150         0.0546


--------------------------------------------------------------------------------

LARGE-CAP BLEND PORTFOLIO

                                                CLASS A
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...   $12.50       $ 0.01       $ (0.53)      $(0.52)       $--        $--       $--

                                                CLASS B
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --         (0.54)       (0.54)        --         --        --
                                                CLASS C
-------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --         (0.53)       (0.53)        --         --        --


-------------------
10/15/97-10/31/97..  $11.98     (4.16)%   $ 23,593        1.78%           1.35%        2%       $ 0.0361

-------------------
10/15/97-10/31/97..   11.96     (4.32)         941        2.43            0.29         2          0.0361

-------------------
10/15/97-10/31/97..   11.97     (4.24)         143        2.43            0.54         2          0.0361

------------------------
(1) Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load

(3) Annualized

(4) Net of the following expense reimbursements (based on average net assets):

   Large-Cap Growth A.......  .59%
   Large-Cap Growth B....... 1.53%
   Large-Cap Growth C....... 3.29%
   Mid-Cap Growth A.........  .34%
   Mid-Cap Growth B.........  .42%
   Mid-Cap Growth C.........  .96%
   Aggressive Growth A......  .26%

   Aggressive Growth B......  .32%
   Aggressive Growth C......  .73%
   Large-Cap Blend A........  .58%
   Large-Cap Blend B........ 1.26%
   Large-Cap Blend C........ 3.12%

(5) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold.
See Notes to Financial Statements

14
FINANCIAL HIGHLIGHTS -- (continued)

                                                  NET
                                              GAIN(LOSS)                 DIVIDENDS
                                              ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET      MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-     REALIZED      INVEST-      INVEST-     FROM      TOTAL
      PERIOD         BEGINNING      MENT          AND          MENT        MENT      CAPITAL   DISTRI-
       ENDED         OF PERIOD    INCOME(1)   UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ---------   -----------   ----------   ---------   -------   -------
LARGE-CAP VALUE PORTFOLIO
-------------------------------------------

                                               CLASS A
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...   $12.50      $  0.01      $ (0.65)      $(0.64)       $--        $--       $--
                                               CLASS B
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --        (0.64)       (0.64)        --         --        --
                                               CLASS C
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50           --        (0.64)       (0.64)        --         --        --


                                                                     RATIO OF NET
                      NET                               RATIO OF      INVESTMENT
                     ASSET               NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                END OF      TO AVERAGE     TO AVERAGE               COMMISSION
      PERIOD         END OF    TOTAL       PERIOD         NET            NET        PORTFOLIO     PER
       ENDED         PERIOD  RETURN(2)    (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)

-------------------  ------  ---------   ----------   ------------   ------------   --------   ----------
LARGE-CAP VALUE POR
-------------------

-------------------
10/15/97-10/31/97..  $11.86     (5.12)%   $ 23,240        1.78%           1.07%        --%      $ 0.0445

-------------------
10/15/97-10/31/97..   11.86     (5.12)       1,325        2.43             .22         --         0.0445

-------------------
10/15/97-10/31/97..   11.86     (5.12)         172        2.43             .53         --         0.0445

--------------------------------------------------------------------------------

VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------
                                               CLASS A
------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...   $12.50      $    --      $  3.59       $ 3.59        $--        $--       $--

                                               CLASS B
------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...    12.50        (0.11)        3.61         3.50         --         --        --
                                               CLASS C
------------------------------------------------------------------------------------------------------
3/06/97-10/31/97...     13.56        (0.08)        2.52         2.44         --         --        --

VALUE PORTFOLIO
-------------------

-------------------
11/19/96-10/31/97..  $16.09     28.72%    $ 48,377        1.84%             --%        48%      $ 0.0596

-------------------
11/19/96-10/31/97..   16.00     28.00       77,534        2.46           (0.74)        48         0.0596

-------------------
3/06/97-10/31/97...   16.00     17.99        9,384        2.45           (0.78)        48         0.0596


--------------------------------------------------------------------------------

SMALL-CAP VALUE PORTFOLIO
                                               CLASS A
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...   $12.50      $  0.01      $ (0.37)      $(0.36)       $--        $--       $--

                                               CLASS B
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50         0.01        (0.38)       (0.37)        --         --        --
                                               CLASS C
------------------------------------------------------------------------------------------------------
10/15/97-10/31/97...    12.50         0.01        (0.37)       (0.36)        --         --        --

SMALL-CAP VALUE POR

-------------------
10/15/97-10/31/97..  $12.14     (2.88)%   $ 21,346        1.78%           2.57%        --%      $ 0.0571

-------------------
10/15/97-10/31/97..   12.13     (2.88)       3,112        2.43            1.75         --         0.0571

-------------------
10/15/97-10/31/97..   12.14     (2.88)         525        2.43            1.75         --         0.0571

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

                                               CLASS A
------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...   $12.50      $  0.01      $ (0.05)      $(0.04)       $--        $--       $--

                                               CLASS B
------------------------------------------------------------------------------------------------------
11/19/96-10/31/97...    12.50        (0.09)       (0.03)       (0.12)        --         --        --

                                               CLASS C
------------------------------------------------------------------------------------------------------
3/06/97-10/31/97...     12.60        (0.07)       (0.15)       (0.22)        --         --        --


-------------------
11/19/96-10/31/97..  $12.46     (0.32)%   $ 24,365        2.10%           0.07%        70%      $ 0.0179

-------------------
11/19/96-10/31/97..   12.38     (0.96)      42,656        2.72           (0.69)        70         0.0179

-------------------
3/06/97-10/31/97...   12.38     (1.75)       4,459        2.70           (0.75)        70         0.0179

------------------------
(1) Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load

(3) Annualized

(4) Net of the following expense reimbursements (based on average net assets):

   Large-Cap Value A........  .58%
   Large-Cap Value B........ 1.16%
   Large-Cap Value C........ 3.22%
   Value A..................  .28%
   Value B..................  .34%
   Value C..................  .63%
   Small-Cap Value A........  .57%
   Small-Cap Value B........  .74%
   Small-Cap Value C........ 1.42%
   International Equity A...  .37%
   International Equity B...  .45%
   International Equity C...  .87%

(5) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold.
See Notes to Financial Statements

Large-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--96.9%
AUTOMOTIVE--1.2%
  Harley-Davidson, Inc.(1).............................     4,500    $   124,875
  Volkswagen AG ADR....................................     1,525        179,950
                                                                     -----------
                                                                         304,825
                                                                     -----------
BANKS--2.4%
  BankAmerica Corp.....................................     1,400        100,100
  Citicorp.............................................       900        112,556
  State Street Corp....................................     6,800        379,100
                                                                     -----------
                                                                         591,756
                                                                     -----------
BROADCASTING & MEDIA--2.4%
  Interpublic Group of Cos., Inc.......................    12,400        589,000
                                                                     -----------
BUSINESS SERVICES--7.2%
  Adaptec, Inc.+.......................................     3,500        169,531
  America Online, Inc.+................................     1,025         78,925
  CUC International, Inc.+.............................     9,400        277,300
  Manpower, Inc........................................    16,800        644,700
  Service Corp. International..........................    11,400        346,988
  TransCoastal Marine Services, Inc.+..................    10,600        257,050
                                                                     -----------
                                                                       1,774,494
                                                                     -----------
CHEMICALS--4.0%
  du Pont (E.I.) de Nemours & Co.......................     5,725        325,609
  Monsanto Co..........................................     4,175        178,481
  Sigma-Aldrich Corp...................................     7,800        272,025
  Solutia, Inc.........................................     8,925        197,466
                                                                     -----------
                                                                         973,581
                                                                     -----------
COMMUNICATION EQUIPMENT--0.8%
  MMC Networks, Inc.+..................................     9,000        196,875
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--4.6%
  3Com Corp.+..........................................     5,800        240,338
  Compaq Computer Corp.................................     3,300        210,375
  Dell Computer Corp.+.................................     1,775        142,222
  Hewlett-Packard Co...................................     6,200        382,462

  Seagate Technology, Inc.+............................     6,000        162,750
                                                                     -----------
                                                                       1,138,147
                                                                     -----------
DRUGS--7.8%
  Bristol-Myers Squibb Co..............................     5,925        519,919
  Lilly (Eli) & Co.....................................     4,000        267,500
  Merck & Co., Inc.....................................     6,300        562,275
  Omnicare, Inc........................................     2,575         71,617
  Pfizer, Inc..........................................     6,875        486,406
                                                                     -----------
                                                                       1,907,717
                                                                     -----------


                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
ELECTRONICS--12.0%
  Arrow Electronics, Inc.+.............................    12,000    $   340,500
  ASM Lithography Holdings NV+.........................     2,500        183,125
  Emerson Electric Co..................................     5,500        288,406
  Intel Corp...........................................    12,275        945,175
  KLA-Tencor Corp.+....................................     3,425        149,844
  Motorola, Inc........................................     5,400        333,450
  Philips Electronics NV-
    NY Shares..........................................     3,075        241,003
  Solectron Corp.+.....................................     4,500        176,625
  Teradyne, Inc.+(1)...................................     2,400         89,850
  Texas Instruments, Inc...............................     1,750        186,703
                                                                     -----------
                                                                       2,934,681
                                                                     -----------
ENERGY SERVICES--2.6%
  Diamond Offshore Drilling, Inc.......................     4,750        295,688
  Schlumberger Ltd.....................................     3,950        345,625
                                                                     -----------
                                                                         641,313
                                                                     -----------
ENERGY SOURCES--0.8%
  Exxon Corp...........................................     3,300        202,744
                                                                     -----------
ENTERTAINMENT PRODUCTS--2.5%
  Mattel, Inc..........................................    15,900        618,113
                                                                     -----------
FINANCIAL SERVICES--6.2%
  American Express Co..................................     3,100        241,800
  Charles Schwab Corp..................................     6,000        204,750
  Federal Home Loan Mortgage Corp......................     4,650        176,119
  Federal National Mortgage Association................     4,350        210,703
  First Data Corp......................................     3,600        104,625
  Merrill Lynch & Co., Inc.............................     1,675        113,272

  Morgan Stanley, Dean Witter, Discover & Co...........     4,350        213,150
  SLM Holding Corp.....................................     1,825        256,184
                                                                     -----------
                                                                       1,520,603
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--4.9%
  Coca-Cola Co.........................................     7,900        446,350
  Coca-Cola Enterprises, Inc...........................     4,375        123,047
  Delta & Pine Land Co.................................     6,075        226,293
  Pioneer Hi-Bred International, Inc...................     1,800        164,925
  Sara Lee Corp........................................     4,775        244,122
                                                                     -----------
                                                                       1,204,737
                                                                     -----------
HEALTH SERVICES--0.6%
  United Healthcare Corp...............................     3,275        151,673
                                                                     -----------

16

Large-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HOUSEHOLD PRODUCTS--3.7%
  Gillette Co..........................................     4,600    $   409,688
  Procter & Gamble Co..................................     4,300        292,400
  Warner-Lambert Co....................................     1,500        214,781
                                                                     -----------
                                                                         916,869
                                                                     -----------
HOUSING--1.2%
  Home Depot, Inc......................................     5,100        283,688
                                                                     -----------
INSURANCE--2.1%
  American International Group, Inc....................     2,400        244,950
  MGIC Investment Corp.................................     4,350        262,359
                                                                     -----------
                                                                         507,309
                                                                     -----------
LEISURE & TOURISM--4.5%
  Cracker Barrel Old Country Store, Inc................     3,600        105,300

  Delta Air Lines, Inc.................................     1,200        120,900
  Disney (Walt) Co.....................................     2,200        180,950
  Marriott International, Inc..........................     3,000        209,250
  McDonald's Corp......................................    10,800        483,975
                                                                     -----------
                                                                       1,100,375
                                                                     -----------
MEDICAL PRODUCTS--4.2%
  Johnson & Johnson Co.................................     9,900        568,013
  Medtronic, Inc.......................................    10,500        456,750
                                                                     -----------
                                                                       1,024,763
                                                                     -----------
MULTI-INDUSTRY--4.6%
  General Electric Co..................................    15,700      1,013,631
  Tyco International Ltd...............................     3,000        113,250
                                                                     -----------
                                                                       1,126,881
                                                                     -----------
RETAIL--3.6%
  CompUSA, Inc.+.......................................     2,300         75,325
  Fred Meyer, Inc.+....................................     3,200         91,400
  Gap, Inc.............................................     4,000        212,750
  Viking Office Products, Inc.+........................    21,100        503,763
                                                                     -----------
                                                                         883,238
                                                                     -----------
SOFTWARE--9.0%
  American Power Conversion Corp.+.....................    11,000        295,625
  Cadence Design Systems, Inc.+........................     2,975        158,419
  Cisco Systems, Inc.+.................................     4,600        377,200
  Electronic Arts, Inc.+...............................     3,200        108,000
  Microsoft Corp.+.....................................     6,650        863,668
  Oracle Systems Corp.+................................     7,200        257,400
  Parametric Technology Corp.+.........................     3,500        154,000
                                                                     -----------
                                                                       2,214,312
                                                          SHARES/
                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.7%
  Ericsson (L.M.) Telecommu-
    nications Co., Class B ADR.........................     9,600    $   424,800
  Hong Kong Telecommu-
    nications Ltd. ADR.................................    12,400        237,925
                                                                     -----------
                                                                         662,725
                                                                     -----------
TRANSPORTATION--1.3%

  Air Express International Corp.......................    10,800        324,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES--96.9%
  (cost $25,063,825)...................................               23,794,419
                                                                     -----------
SHORT-TERM SECURITIES--0.8%
  Federal Home Loan Mortgage Discount Notes
    5.65% due 11/03/97
    (cost: $199,937)...................................   $   200        199,937
                                                                     -----------
REPURCHASE
  AGREEMENT--1.6%
  Agreement with State Street
    Bank and Trust Co., bearing
    5.00%, dated 10/31/97 to be
    repurchased 11/03/97 in the
    amount of $380,158
    collaterized by $390,000
    U.S. Treasury Note 5.875%,
    due 2/28/99 approximate
    aggregate value $394,927
    (cost $380,000)....................................       380        380,000
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $25,643,762)...................................      99.3%    24,374,356
Other assets less liabilities..........................       0.7        174,203
                                                          -------    -----------
NET ASSETS--                                                100.0%   $24,548,559
                                                          -------    -----------
                                                          -------    -----------

------------------
+ Non-income producing security

ADR ('American Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------

COMMON STOCK--95.5%
AEROSPACE & MILITARY TECHNOLOGY--0.3%
  BE Aerospace, Inc.+................................    7,200    $   201,600
                                                                  -----------
APPAREL & TEXTILES--3.1%
  Danaher Corp.......................................   10,900        597,456
  Jones Apparel Group, Inc.+.........................    5,400        274,725
  Nautica Enterprises, Inc.+.........................    8,600        228,438
  Polo Ralph Lauren Corp., Class A+..................    4,400        114,400
  Tommy Hilfiger Corp.+..............................    6,500        257,156
  Warnaco Group, Inc. Class A........................   13,400        378,550
                                                                  -----------
                                                                    1,850,725
                                                                  -----------
AUTOMOTIVE--0.8%
  Harley-Davidson, Inc...............................    8,200        227,550
  OEA, Inc...........................................    5,300        213,325
                                                                  -----------
                                                                      440,875
                                                                  -----------
BANKS--0.6%
  State Street Corp..................................    6,800        379,100
                                                                  -----------
BROADCASTING & MEDIA--8.1%
  360 Communications Co.+............................   13,900        293,638
  At Home Corp., Series A+...........................    7,050        170,081
  Cinar Films, Inc., Class B+........................    7,200        279,900
  Clear Channel Communications, Inc.+................    6,800        448,800
  Comcast Corp., Class A.............................   19,900        544,762
  Heftel Broadcasting Corp., Class A+................    3,100        202,275
  Imax Corp.+........................................    9,300        234,825
  Jacor Communications, Inc.+........................   11,600        482,850
  Metro Networks, Inc.+..............................    6,400        196,800
  Outdoor Systems, Inc.+.............................   19,700        605,775
  Tele-Communications Liberty Media Group, Inc.,
    Series A.........................................    9,750        338,813
  Tele-Communications TCI Group, Series A+...........   11,862        271,343
  TV Azteca SA de CV ADR+............................    8,800        168,300
  Univision Communications, Inc., Class A+...........    3,800        235,600
  Valassis Communications, Inc.......................    7,000        206,500
  Vanguard Cellular Systems, Inc., Class A+..........    5,100         69,806
                                                                  -----------
                                                                    4,750,068
                                                                  -----------
BUSINESS SERVICES--11.3%
  AccuStaff, Inc.+...................................   14,900        425,581
  Adaptec, Inc.+.....................................    6,900        334,219
  ADVO, Inc.+........................................    3,000         67,313
  Allied Waste Industries, Inc.+.....................   20,800        421,200


                                                                     VALUE

                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
  American Disposal Services, Inc.+..................    7,000    $   243,250
  Apollo Group, Inc., Class A+.......................    8,000        332,000
  Catalina Marketing Corp.+..........................    4,700        214,731
  Cintas Corp........................................    4,600        329,475
  Coinstar, Inc......................................    5,600         56,000
  Complete Busines Solutions, Inc....................    5,400        189,000
  Concord EFS, Inc.+.................................    6,600        195,525
  Corporate Express, Inc.+...........................   18,100        264,712
  Corrections Corp. of America+......................    6,800        207,400
  CUC International, Inc.+...........................    7,500        221,250
  Gartner Group, Inc., Class A+......................   17,000        478,125
  Interim Services, Inc.+............................   12,100        316,869
  McDermot International, Inc........................    2,700        111,713
  National Data Corp.................................    5,400        199,462
  Paychex, Inc.......................................    9,050        343,900
  Republic Industries, Inc.+.........................   10,300        303,850
  Saville Systems PLC ADR+...........................    2,200        129,800
  Solectron Corp.+...................................    4,200        164,850
  Stewart Enterprises, Inc., Class A.................    4,800        199,200
  Superior Services, Inc.+...........................    4,300        113,412
  US Filter Corp.+...................................    5,800        232,725
  USA Waste Services, Inc.+..........................   14,575        539,275
                                                                  -----------
                                                                    6,634,837
                                                                  -----------
CHEMICALS--0.6%
  Great Lakes Chemical Corp..........................    4,800        225,600
  Zoltek Cos., Inc.+.................................    2,900        136,300
                                                                  -----------
                                                                      361,900
                                                                  -----------
COMMUNICATION EQUIPMENT--6.9%
  3Com Corp.+........................................    8,875        367,758
  ADC Telecommunications, Inc.+......................   10,600        351,125
  Advanced Fibre Communications, Inc.+...............   10,400        301,600
  America Online, Inc.+..............................    3,700        284,900
  Anixter International, Inc.+.......................    6,900        130,238
  CIENA Corp.+.......................................    3,800        209,000
  Computer Horizons Corp.+...........................    9,600        290,400
  Cox Communications, Inc., Class A+.................    7,700        236,775
  Digital Microwave Corp.+...........................    4,100        146,575
  Loral Space & Communications Corp.+................   14,900        312,900
  Metromedia Fiber Network, Inc., Class A............    4,000         95,000
  Newbridge Networks Corp. ADR+......................    3,900        206,700
  P-COM, Inc.+.......................................    4,600         91,425
  PanAmSat Corp.+....................................    5,300        220,612
  Qwest Communications International, Inc.+..........    2,400        148,200

18

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
  Tellabs, Inc.+.....................................   12,600    $   679,612
                                                                  -----------
                                                                    4,072,820
                                                                  -----------
COMPUTERS & BUSINESS EQUIPMENT--1.2%
  BDM International, Inc.+...........................   10,600        233,200
  Checkfree Corp.+...................................    5,700        153,900
  Ikon Office Solutions, Inc.........................    3,700        104,756
  Security Dynamics Technologies, Inc.+..............    6,900        231,582
                                                                  -----------
                                                                      723,438
                                                                  -----------
DRUGS--2.4%
  BioChem Pharma, Inc.+..............................    7,100        177,500
  Biogen, Inc.+......................................   10,600        352,450
  Dura Pharmaceuticals, Inc.+........................    7,600        367,650
  Gilead Sciences, Inc.+.............................    6,400        216,800
  Medicis Pharmaceutical Corp., Class A+.............    2,100         99,750
  Omnicare, Inc......................................    7,400        205,812
                                                                  -----------
                                                                    1,419,962
                                                                  -----------
ELECTRICAL EQUIPMENT--1.0%
  Creative Technology Ltd.+..........................   10,900        277,269
  Jabil Circuit, Inc.+...............................    3,400        153,000
  Microchip Technology, Inc.+........................    4,600        181,125
                                                                  -----------
                                                                      611,394
                                                                  -----------
ELECTRONICS--4.0%
  Analog Devices, Inc.+..............................    5,800        177,262
  Helix Technology Corp..............................    3,000        135,000
  Integrated Process Equipment Corp..................    2,200         48,538
  Lattice Semiconductor Corp.+.......................    4,000        199,000
  Linear Technology Corp.............................    5,200        326,300
  Maxim Integrated Products, Inc.+...................    3,000        198,562
  Novellus Systems, Inc.+............................    3,400        150,875

  SpeedFam International, Inc.+......................    1,300         48,100
  Teleflex, Inc......................................    7,700        286,825
  Teradyne, Inc.+....................................    4,200        157,238
  Uniphase Corp.+....................................    4,300        282,725
  Vitesse Semiconductor Corp.+.......................    6,200        268,925
  Xilinx, Inc.+......................................    2,500         84,844
                                                                  -----------
                                                                    2,364,194
                                                                  -----------
ENERGY SERVICES--6.1%
  BJ Services Co.+...................................    3,300        279,675
  Camco International, Inc...........................    7,200        520,200
  Cliffs Drilling Co.+...............................    2,000        145,375

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
ENERGY SERVICES (CONTINUED)
  Cooper Cameron Corp.+..............................    6,700        484,075
  Diamond Offshore Drilling, Inc.....................    3,100    $   192,975
  ENSCO International, Inc...........................    6,200        260,788
  Global Marine, Inc.+...............................   16,100        501,112
  Santa Fe International Corp.+......................    9,000        442,687
  Tidewater, Inc.....................................    7,300        479,519
  Weatherford Enterra, Inc.+.........................    5,300        270,631
                                                                  -----------
                                                                    3,577,037
                                                                  -----------
ENERGY SOURCES--0.4%
  United Meridian Corp.+.............................    6,300        213,806
                                                                  -----------
FINANCIAL SERVICES--3.5%
  AMRESCO, Inc.+.....................................      600         18,750
  Edwards (A.G.), Inc................................    6,400        210,000
  FINOVA Group, Inc..................................    5,700        250,444
  Franklin Resources, Inc............................    7,050        633,619
  Money Store, Inc...................................   11,200        317,800
  Ocwen Financial Corp...............................    2,100        115,369
  Sirrom Capital Corp................................    7,200        362,700
  Tele-Communications TCI Ventures Group, Series
    A+...............................................    6,538        150,782
                                                                  -----------
                                                                    2,059,464
                                                                  -----------
FOOD, BEVERAGE & TOBACCO--1.7%
  Beringer Wine Estates Holdings, Inc., Class B+.....    1,800         55,575
  Fresh Del Monte Produce, Inc.+.....................    4,000         64,500
  JP Foodservice, Inc.+..............................    9,000        287,438
  Robert Mondavi Corp., Class A+.....................    4,600        233,450
  Suiza Foods Corp.+.................................    6,500        327,437
                                                                  -----------
                                                                      968,400

                                                                  -----------
FOREST PRODUCTS--0.4%
  Sealed Air Corp.+..................................    4,100        211,406
                                                                  -----------
HEALTH SERVICES--7.3%
  AmeriPath, Inc.....................................    4,300         70,950
  Covance, Inc.+.....................................   12,900        228,169
  HBO & Co...........................................   19,200        832,800
  Health Management Associates, Inc., Class A+.......   27,150        661,782
  HEALTHSOUTH Corp.+.................................   12,500        319,531
  Lincare Holdings, Inc.+............................   11,600        622,050
  Orthodontic Centers of America, Inc.+..............   12,400        214,675
  Pediatrix Medical Group, Inc.+.....................    5,100        215,475
  Quintiles Transnational Corp.+.....................    4,400        319,000
  Quorum Health Group, Inc.+.........................   10,950        264,853
  Total Renal Care Holdings, Inc.+...................   13,300        409,806

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES (CONTINUED)
  Vencor, Inc.+......................................    4,200    $   113,400
                                                                  -----------
                                                                    4,272,491
                                                                  -----------
HOUSEHOLD PRODUCTS--2.0%
  Culligan Water Technologies, Inc.+.................    5,000        213,125
  Estee Lauder Cos., Inc., Class A...................    5,400        239,963
  Omnipoint Corp. +..................................    5,600        129,500
  Rexall Sundown, Inc.+..............................   11,600        249,400
  United States Office Products Co...................    4,500        139,500
  Wesley Jessen Visioncare, Inc......................    7,000        201,250
                                                                  -----------
                                                                    1,172,738
                                                                  -----------
INSURANCE--1.8%
  Ace Ltd............................................    4,500        418,219
  Fairfax Financial Holdings Ltd.+...................      800        196,970
  Healthcare Recoveries, Inc.+.......................    7,800        141,375

  PartnerRe Ltd......................................    6,800        278,800
                                                                  -----------
                                                                    1,035,364
                                                                  -----------
LEISURE & TOURISM--2.9%
  Anchor Gaming+.....................................    1,100         85,800
  Callaway Golf Co...................................    5,400        174,150
  CapStar Hotel Co.+.................................    2,800         99,225
  Galileo International, Inc.........................   10,000        251,250
  HFS, Inc.+.........................................    2,300        162,150
  La Quinta Inns, Inc................................   10,300        184,112
  Outback Steakhouse, Inc.+..........................    6,800        184,025
  Premier Parks, Inc.+...............................    5,500        217,250
  Royal Caribbean Cruises Ltd........................    6,500        301,844
  Signature Resorts, Inc.+...........................    1,300         33,638
                                                                  -----------
                                                                    1,693,444
                                                                  -----------
MACHINERY--1.3%
  Flextronics International Ltd.+....................    3,500        131,250
  McDermott International, Inc.......................    3,100        112,569
  MSC Industrial Direct Co., Inc., Class A+..........    4,800        199,800
  Smith International, Inc.+.........................    4,100        312,625
                                                                  -----------
                                                                      756,244
                                                                  -----------
MEDICAL PRODUCTS--1.6%
  Cardinal Health, Inc...............................    2,900        215,325
  Cyberonics, Inc.+..................................    7,800        104,325
  St. Jude Medical, Inc.+............................    6,100        184,906
  Sybron International Corp.+........................    5,200        208,650
  US Surgical Corp...................................    8,400        226,275
                                                                  -----------
                                                                      939,481
                                                                  -----------

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
METALS & MINERALS--1.3%
  Battle Mountain Gold Co............................   29,800    $   182,525
  Cambior, Inc.......................................   13,300        104,738
  TriMas Corp........................................   12,100        353,925
  TVX Gold, Inc.+....................................   30,900        131,325
                                                                  -----------
                                                                      772,513
                                                                  -----------
REAL ESTATE COMPANIES--0.7%
  Security Capital Group, Inc., Class B+.............    9,000        288,000
  Security Capital US Realty+ .......................    2,000         28,200
  Security Capital US Realty+ .......................    5,500         77,550
                                                                  -----------

                                                                      393,750
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--0.7%
  INMC Mortgage Holdings, Inc........................    8,000        190,000
  Security Capital Industrial Trust .................    9,072        222,831
                                                                  -----------
                                                                      412,831
                                                                  -----------
RETAIL--8.3%
  Bed Bath & Beyond, Inc.+...........................   13,100        415,925
  BJ's Wholesale Club, Inc.+.........................    7,200        207,900
  Borders Group, Inc.+...............................   14,600        378,687
  Brylane, Inc.......................................    2,600        112,938
  CDW Computer Centers, Inc.+........................    4,400        270,600
  Circuit City Stores, Inc.+.........................    7,500        299,062
  CompUSA, Inc.+.....................................    6,400        209,600
  Costco Cos., Inc.+.................................    6,000        229,500
  CVS Corp...........................................    5,500        337,219
  Dollar Tree Stores, Inc.+..........................    5,500        222,750
  Fastenal Co........................................    2,300        112,700
  General Nutrition Cos., Inc.+......................   14,900        465,625
  Gymboree Corp.+....................................    9,700        234,012
  Hibbett Sporting Goods, Inc.+......................    3,000         81,750
  Kohl's Corp.+......................................    3,600        241,650
  Office Depot, Inc.+................................    4,700         96,938
  Richfood Holdings, Inc.............................    8,000        193,000
  ShopKo Stores, Inc.+...............................    6,300        157,894
  Stage Stores, Inc..................................    4,100        147,600
  Staples, Inc.+.....................................   12,400        323,950
  Tiffany & Co.......................................    3,500        138,250
                                                                  -----------
                                                                    4,877,550
                                                                  -----------
SOFTWARE--11.0%
  Affiliated Computer Services Inc., Class A+........   13,600        341,700
  BMC Software, Inc.+................................   12,600        757,575
  DST Systems, Inc.+.................................    6,700        236,594
  Electronics For Imaging, Inc.+.....................   11,300        526,862
  Fiserv, Inc.+......................................    6,300        279,562
  HNC Software, Inc.+................................    4,490        163,885

20

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
  Inter-Tel, Inc.....................................    8,600    $   212,850
  Intuit, Inc.+......................................    2,800         90,650
  J.D. Edwards & Co.+................................    8,900        300,375
  Keane, Inc.+.......................................    4,000        118,500
  Mapics, Inc........................................   16,900        188,012
  McAfee Associates, Inc.+...........................    7,800        387,075
  Micro Focus Group PLC ADR+.........................    6,000        201,000
  Network General Corp.+.............................    9,300        187,163
  PeopleSoft, Inc.+..................................   12,200        765,550
  Platinum Technology, Inc.+ ........................    5,400        129,938
  Sapient Corp.+.....................................    3,000        156,000
  Sterling Commerce, Inc.+...........................    6,100        202,444
  SunGard Data Systems, Inc.+........................   10,100        238,612
  Synopsys, Inc.+....................................    4,700        182,125
  Viasoft, Inc.+.....................................    4,500        182,813
  Visio Corp.+.......................................    4,000        147,000
  VocalTec Communications Ltd.+......................    4,400        114,400
  Wind River Systems+................................   10,150        386,969
                                                                  -----------
                                                                    6,497,654
                                                                  -----------

TELECOMMUNICATIONS--2.2%
  DSC Communications Corp.+..........................    7,300        177,937
  Globalstar Telecommunications Ltd.+................   13,108        606,245
  Intermedia Communications, Inc.+...................    3,100        139,500
  MRV Communications, Inc.+..........................    2,500         72,500
  Positron Fiber Systems Corp., Class A..............    7,000         54,906
  Tel-Save Holdings, Inc.+...........................    6,300        134,663
  World Access, Inc.+................................    3,900        101,888
                                                                  -----------
                                                                    1,287,639
                                                                  -----------

TELEPHONE--2.0%
  Cellular Communications International, Inc.+.......    3,800        150,575
  Cincinnati Bell, Inc...............................    9,800        264,600
  Ionica Group PLC ADR...............................    5,700         88,350
  MCI Communications Corp............................    5,900        209,081
  NEXTLINK Communications, Inc., Class A+............    6,400        144,000
  WorldCom, Inc.+....................................   10,180        341,666
                                                                  -----------
                                                                    1,198,272
                                                                  -----------
TOTAL COMMON STOCK
  (cost $49,352,989).................................              56,150,997
                                                                  -----------


                                                        WARRANTS/
                                                        PRINCIPAL
                                                        AMOUNT
                                                         (IN         VALUE
                SECURITY DESCRIPTION                    THOUSANDS)  (NOTE 3)
-----------------------------------------------------------------------------
WARRANTS--0.0%+
REAL ESTATE COMPANIES--0.0%
  Security Capital Group, Inc., Class B 9/18/98
    (cost $3,748)....................................      422    $     2,032
                                                                  -----------
TOTAL INVESTMENT SECURITIES--95.5%
  (cost $49,356,737).................................              56,153,029
                                                                  -----------

SHORT-TERM SECURITIES--3.8%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co. 3.00% due 11/03/97.................   $  373        373,000
  Cayman Island Time Deposit with State Street Bank
    and Trust Co. 4.50% due 11/03/97.................    1,258      1,258,000
  Federal Home Loan Mortgage Discount Notes 5.415%
    due 11/28/97.....................................      115        114,533
  Federal Home Loan Mortgage Discount Notes 5.49% due
    11/24/97.........................................      135        134,526
  Federal Home Loan Mortgage Discount Notes 5.50% due
    11/13/97.........................................      270        269,505
  Federal National Mortgage Association Discount
    Notes 5.47% due 11/06/97.........................      108        107,918
                                                                  -----------
TOTAL SHORT-TERM SECURITIES
  (cost $2,257,482)..................................               2,257,482
                                                                  -----------
TOTAL INVESTMENTS--
  (cost $51,614,219).................................     99.3%    58,410,511
Other assets less liabilities........................      0.7        417,687
                                                        ------    -----------
NET ASSETS--                                             100.0%   $58,828,198
                                                        ------    -----------
                                                        ------    -----------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')

See Notes to Financial Statements

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--90.2%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
  DONCASTERS PLC ADR+..................................    10,100    $   272,069
  Gulfstream Aerospace Corp.+..........................    10,400        301,600
  REMEC, Inc.+.........................................    29,450        728,887
  Tracor, Inc.+........................................     8,400        221,550
                                                                     -----------
                                                                       1,524,106
                                                                     -----------
APPAREL & TEXTILES--0.2%
  Track 'n Trail, Inc.+................................    24,000        234,000
                                                                     -----------
AUTOMOTIVE--0.2%
  Budget Group, Inc., Class A+.........................     5,300        185,500
                                                                     -----------
BANKS--6.1%
  Bank United Corp., Class A...........................     6,000        252,000
  BankAmerica Corp.....................................    20,950      1,497,925
  Citicorp.............................................     4,075        509,630
  City National Corp...................................     9,300        279,581
  Cullen/Frost Bankers, Inc.(1)........................     5,500        277,750
  First American Corp..................................    11,200        530,600
  Hamilton Bancorp, Inc.+..............................    20,000        560,000
  Hibernia Corp., Class A..............................    10,000        178,125
  PNC Bank Corp........................................     5,000        237,500
  Summit Bancorp.......................................    15,000        640,313
  U.S. Bancorp.........................................     7,000        711,812
                                                                     -----------
                                                                       5,675,236
                                                                     -----------
BROADCASTING & MEDIA--5.7%
  At Home Corp., Series A+.............................    28,875        696,609
  Central European Media Enterprises Ltd., Class A+....    10,600        306,075
  Central Newspapers, Inc., Class A....................     4,900        321,869
  Cinar Films, Inc., Class B+..........................    13,000        505,375
  DeVry, Inc.+.........................................     8,100        213,637
  Heftel Broadcasting Corp., Class A+..................     3,100        202,275
  Houghton Mifflin Co..................................     7,300        259,150
  ITT Educational Services, Inc.+......................     8,300        200,238
  Outdoor Systems, Inc.+...............................    11,725        360,544
  Paging Network, Inc.+................................    23,800        291,550
  Universal Outdoor Holdings, Inc.+ ...................     7,500        315,000

  Univision Communications, Inc., Class A+.............    17,400      1,078,800
  Valassis Communications, Inc. .......................     9,000        265,500
  Wiley (John) & Sons, Inc., Class A...................     6,000        263,250
                                                                     -----------
                                                                       5,279,872
                                                                     -----------


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
BUSINESS SERVICES--6.9%
  Allied Waste Industries, Inc.+.......................    13,400    $   271,350
  America Online, Inc.+................................    17,550      1,351,350
  American Disposal Services, Inc.+                        20,000        695,000
  Apollo Group, Inc., Class A+.........................    13,125        544,687
  CHS Electronics, Inc.+...............................    12,150        294,638
  Corporate Express, Inc.+.............................    13,800        201,825
  Lason Holdings, Inc..................................    10,000        253,750
  Nabors Industries, Inc.+.............................    10,900        448,262
  Norrell Corp.........................................     5,900        171,838
  Pre-Paid Legal Services, Inc.+.......................     5,000        151,250
  QuickResponse Services, Inc.+........................     6,900        222,525
  Robert Half International, Inc.+.....................    10,200        417,562
  ScanSource, Inc.+....................................    10,000        198,750
  SITEL Corp.+.........................................    24,700        219,213
  TransCoastal Marine Services, Inc.+ .................    11,000        266,750
  Transcrypt Internaional, Inc.+.......................     5,200        111,150
  USA Waste Services, Inc.+............................     9,700        358,900
  Vestcom International, Inc.+.........................    15,000        268,125
                                                                     -----------
                                                                       6,446,925
                                                                     -----------
COMMUNICATION EQUIPMENT--4.9%
  Advanced Fibre Communications, Inc.+.................    30,000        870,000
  CIENA Corp.+.........................................     5,000        275,000
  Concord Communications, Inc.+                             1,500         27,000
  Digital Microwave Corp.+.............................    10,000        357,500
  EchoStar Communications Corp., Class A+..............    20,000        380,000
  Newbridge Networks Corp.+............................    10,000        530,000
  Qwest Communications International, Inc.+............    15,850        978,737
  Tekelec, Inc.+.......................................    10,000        417,500
  Tellabs, Inc.+.......................................     8,000        431,500
  Yurie System, Inc.+..................................    10,000        302,500
                                                                     -----------
                                                                       4,569,737
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--2.0%
  Dell Computer Corp.+.................................    18,450      1,478,306
  Miller (Herman), Inc.................................     7,900        386,113
                                                                     -----------
                                                                       1,864,419

                                                                     -----------

22

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DRUGS--3.8%
  Gilead Sciences, Inc.+...............................     5,900    $   199,863
  IDEC Pharmaceuticals Corp.+..........................    15,000        571,875
  Lilly (Eli) & Co.....................................     7,950        531,656
  Mylan Laboratories, Inc..............................     5,000        109,688
  Omnicare, Inc........................................    18,875        524,961
  Pfizer, Inc..........................................    11,650        824,237
  Sepracor, Inc.+......................................     7,400        263,625
  Teva Pharmaceutical Industries Ltd. ADR..............     4,000        186,750
  Watson Pharmaceuticals, Inc.+........................     9,000        285,750
                                                                     -----------
                                                                       3,498,405
                                                                     -----------
ELECTRIC UTILITIES--1.0%
  AES Corp.+...........................................    23,525        932,178
                                                                     -----------

ELECTRICAL EQUIPMENT--0.3%
  Etec Systems, Inc.+..................................     5,400        240,975
                                                                     -----------

ELECTRONICS--7.9%
  Aehr Test Systems+...................................    14,700        194,775
  Alpha Industries, Inc.+(1)...........................    10,000        158,750
  Altera Corp.+........................................     5,100        225,994
  ATMI, Inc.+..........................................    17,100        453,150
  Burr-Brown Corp.+....................................     8,600        256,925
  DII Group, Inc.+.....................................    20,000        487,500
  GaSonics International Corp.+........................     6,200         96,100
  Intel Corp...........................................     5,900        454,300
  KLA-Tencor Corp.+....................................     7,600        332,500
  Lam Research Corp.+..................................    17,725        638,100
  Maxim Integrated Products, Inc.+.....................    14,900        986,194
  Microchip Technology, Inc.+..........................     9,250        364,219

  SIPEX Corp.+.........................................    24,500        805,437
  SpeedFam International, Inc.+........................     5,800        214,600
  Teradyne, Inc.+(1)...................................     8,650        323,834
  Uniphase Corp.+......................................     2,500        164,375
  Veeco Instruments, Inc.+.............................     8,700        343,650
  Vitesse Semiconductor Corp.+.........................    14,600        633,275
  Xilinx, Inc.+........................................     7,800        264,713
                                                                     -----------
                                                                       7,398,391
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
ENERGY SERVICES--6.6%
  Diamond Offshore Drilling, Inc.......................    14,750    $   918,187
  EVI, Inc.+...........................................     5,425        348,217
  Falcon Drilling Co., Inc.+...........................     9,050        329,194
  Friede Goldman International, Inc.+..................    20,000        792,500
  Global Industries Ltd.+..............................    13,600        272,000
  Halliburton Co.......................................    15,100        900,338
  National-Oilwell, Inc.+..............................     4,150        317,734
  Noble Drilling Corp.+................................    10,225        363,627
  Petroleum Geo-Services ADR+..........................     7,100        491,675
  Pride International, Inc.+...........................    15,400        508,200
  Schlumberger Ltd.....................................     6,500        568,750
  Transocean Offshore, Inc.............................       900         48,600
  Trico Marine Services, Inc.+.........................     7,200        264,600
                                                                     -----------
                                                                       6,123,622
                                                                     -----------
ENERGY SOURCES--0.9%
  Brown (Tom), Inc.+...................................     9,200        225,400
  Chieftain International, Inc.+.......................    11,300        276,850
  KCS Energy, Inc......................................    12,100        318,381
                                                                     -----------
                                                                         820,631
                                                                     -----------
ENTERTAINMENT PRODUCTS--0.4%
  Mattel, Inc..........................................    10,000        388,750
                                                                     -----------
FINANCIAL SERVICES--3.2%
  American Express Co..................................     6,450        503,100
  Healthcare Financial Partners, Inc.+.................    13,600        459,000
  Jackson Hewitt, Inc.+................................     4,500        201,375
  Legg Mason, Inc......................................     4,667        228,958
  Merrill Lynch & Co., Inc.............................     4,925        333,053
  Morgan Stanley, Dean Witter, Discover & Co...........    11,750        575,750
  Nationwide Financial Services, Inc., Class A.........    13,700        416,994
  Price (T. Rowe) Associates, Inc......................     4,100        271,625
                                                                     -----------
                                                                       2,989,855

                                                                     -----------
FOOD, BEVERAGE & TOBACCO--1.7%
  Coca-Cola Co.........................................     4,300        242,950
  Consolidated Cigar Holdings, Inc., Class A+..........    10,400        408,200
  Fresh Del Monte Produce, Inc.+.......................    15,000        241,875
  Sara Lee Corp........................................    13,050        667,181
                                                                     -----------
                                                                       1,560,206
                                                                     -----------

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--1.1%
  HBO & Co.............................................    10,000    $   433,750
  HEALTHSOUTH Corp.+...................................     5,000        127,812
  Mid Atlantic Medical Services, Inc.+ ................    18,400        267,950
  PhyCor, Inc.+........................................    10,000        229,375
                                                                     -----------
                                                                       1,058,887
                                                                     -----------

HOUSEHOLD PRODUCTS--3.0%
  Alberto-Culver Co., Class A..........................     9,200        238,625
  Central Garden & Pet Co.+............................    12,500        321,875
  Gillette Co..........................................     4,225        376,289
  Sunbeam Corp.........................................    10,000        453,125
  Warner-Lambert Co....................................     9,675      1,385,339
                                                                     -----------
                                                                       2,775,253
                                                                     -----------

HOUSING--0.3%
  Furniture Brands International, Inc.+ ...............    10,000        167,500
  Toll Brothers, Inc.+.................................     5,000        110,625
                                                                     -----------
                                                                         278,125
                                                                     -----------
INSURANCE--1.8%

  Allmerica Financial Corp.............................     7,251        339,890
  American International Group, Inc....................     2,862        292,103
  Frontier Insurance Group, Inc........................     8,100        272,869
  Penncorp Financial Group, Inc........................     5,100        166,069
  Protective Life Corp.................................     5,000        264,375
  Provident Cos., Inc..................................    10,000        333,750
                                                                     -----------
                                                                       1,669,056
                                                                     -----------

LEISURE & TOURISM--1.1%
  Doubletree Corp.+....................................     5,100        211,012
  Premier Parks, Inc.+.................................     7,200        284,400
  Ryan's Family Steak Houses, Inc.+                        19,000        161,500
  Vistana, Inc.+.......................................    16,100        362,250
                                                                     -----------
                                                                       1,019,162
                                                                     -----------
MACHINERY--0.8%
  Kennametal, Inc......................................    10,000        485,000
  Smith International, Inc.+...........................     3,950        301,188
                                                                     -----------
                                                                         786,188
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--2.9%
  Andrx Corp.+.........................................     5,000    $   186,875
  Arterial Vascular Engineering, Inc.+ ................    15,000        795,000
  Bergen Brunswig Corp., Class A.......................     5,175        207,323
  Cardinal Health, Inc.................................     3,275        243,169
  Conceptus, Inc.+.....................................    11,200         78,400
  ESC Medical Systems Ltd.+............................     7,900        306,125
  Guidant Corp.........................................     2,500        143,750
  Henry Schein, Inc.+..................................     6,400        207,200
  Nitinol Medical Technologies, Inc.+ .................    13,500        187,313
  SangStat Medical Corp.+..............................    10,400        317,200
                                                                     -----------
                                                                       2,672,355
                                                                     -----------
METALS & MINERALS--0.5%
  NS Group, Inc.+......................................    15,800        422,650
                                                                     -----------
MULTI-INDUSTRY--0.4%
  Corning, Inc.........................................     5,000        225,625
  General Electric Co..................................     2,850        184,003
                                                                     -----------
                                                                         409,628
                                                                     -----------
REAL ESTATE COMPANIES--1.2%

  LaSalle Partners, Inc.+..............................    31,375      1,147,148
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--0.5%
  CarrAmerica Realty Corp..............................     7,400        220,613
  Security Capital Pacific Trust.......................     9,600        214,800
                                                                     -----------
                                                                         435,413
                                                                     -----------
RETAIL--4.5%
  Borders Group, Inc.+.................................    18,800        487,625
  Gap, Inc.............................................     5,000        265,938
  Guitar Center, Inc.+.................................     5,000        107,500
  Home Depot, Inc......................................    30,625      1,703,516
  Kohl's Corp.+........................................     5,000        335,625
  Payless ShoeSource, Inc.+............................     4,700        262,025
  Proffitt's, Inc.+....................................    20,000        573,750
  Staples, Inc.+.......................................    12,100        316,112
  Sunglass Hut International, Inc.+                        20,000        157,500
                                                                     -----------
                                                                       4,209,591
                                                                     -----------
SOFTWARE--12.5%
  Acceler8 Technology Corp.+...........................     4,925         97,884
  Adobe Systems, Inc...................................     5,500        261,938
  Aspect Development, Inc.+............................    10,000        462,500

24

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
  Avant Corp.+.........................................    11,700    $   304,200
  BMC Software, Inc.+..................................     9,400        565,175
  Cambridge Technology Partners, Inc.+.................     6,900        251,850
  CBT Group PLC ADR+...................................    14,150      1,086,012
  Check Point Software Technologies, Ltd.+.............    10,000        425,000
  Cisco Systems, Inc.+.................................    11,700        959,400
  Compuware Corp.+.....................................     5,000        329,375
  Dataworks Corp.+.....................................     8,100        160,481
  Electronics For Imaging, Inc.+.......................     2,450        114,231

  Harbinger Corp.+.....................................     6,050        176,206
  Industri-Matematik International Corp.+..............    10,000        212,500
  JDA Software Group, Inc..............................     5,000        155,625
  Keane, Inc.+.........................................     6,000        177,750
  Microsoft Corp.+.....................................     9,950      1,292,256
  National Instruments Corp.+..........................     7,100        315,950
  Novell, Inc.+........................................     7,000         58,625
  PeopleSoft, Inc.+....................................     8,000        502,000
  PLATINUM Technology, Inc.+...........................    13,600        327,250
  QuadraMed Corp.+.....................................     4,000         93,500
  Sterling Commerce, Inc.+.............................     8,000        265,500
  Structural Dynamics Research Corp.+(1) ..............    10,200        193,800
  SunGard Data Systems, Inc.+..........................    13,000        307,125
  Technology Solutions Co.+............................     9,350        292,188
  Transaction Systems Architects, Inc., Class A+.......    10,500        406,875
  VERITAS Software Corp.+..............................    30,950      1,284,425
  Visio Corp.+.........................................     8,000        294,000
  Yahoo!, Inc.+........................................     5,000        219,063
                                                                     -----------
                                                                      11,592,684
                                                                     -----------
TELECOMMUNICATIONS--3.8%
  Comdial Corp.+.......................................    10,000        113,750
  ITC DeltaCom, Inc.+..................................     5,000         96,250
  Lucent Technologies, Inc.............................    22,750      1,875,453
  MasTec, Inc.+........................................    10,000        324,375
  McLeodUSA, Inc., Class A+............................    10,700        395,900
  Teleport Communications Group Inc., Class A+.........    10,000        482,500
  TTI Team Telecom International, Ltd.+................    39,700        223,313
                                                                     -----------
                                                                       3,511,541
                                                                     -----------
TRANSPORTATION--2.4%
  Caliber System, Inc..................................    15,000        781,875
  CNF Transportation, Inc..............................     5,000        223,125
                                                          SHARES/WARRANTS/
                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
  Coach USA, Inc.+.....................................     9,900    $   294,525
  Consolidated Freightways Corp.+......................     4,000         56,500
  Federal Express Corp.+...............................       325         21,694
  Heartland Express, Inc.+.............................     9,200        243,800
  M.S. Carriers, Inc.+.................................    11,200        280,000
  Swift Transportation Co., Inc.+......................     9,600        304,800
                                                                     -----------
                                                                       2,206,319
                                                                     -----------
TOTAL COMMON STOCK

  (cost $70,319,416)...................................               83,926,808
                                                                     -----------
WARRANTS--0.0%+
REAL ESTATE COMPANIES--0.0%
  Security Capital Group, Inc., Class B 9/18/98
    (cost $4,486)......................................       505          2,432
                                                                     -----------
TOTAL INVESTMENT SECURITIES--90.2%
  (cost $70,323,902).............................................     83,929,240
                                                                     -----------
SHORT-TERM SECURITIES--2.1%
  Federal Home Loan Mortgage Discount Notes
    5.65% due 11/03/97
    (cost $1,999,372)..................................   $ 2,000      1,999,372
                                                                     -----------
REPURCHASE AGREEMENTS--8.9%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.55% dated 10/31/97 to be repurchased
    11/03/97 in the amount of $5,610,594,
    collateralized by $5,670,000 U.S. Treasury Note
    6.375%, due 4/30/99 approximate aggregate value
    $5,731,234.
    (cost $5,608,000) .................................     5,608      5,608,000
  Joint Repurchase Agreement Account (Note 3)
    (cost $2,661,000)..................................     2,661      2,661,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $8,269,000)....................................                8,269,000
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $80,592,274) ..................................     101.2%    94,197,612
Liabilities in excess of other assets..................      (1.2)    (1,127,251)
                                                          -------    -----------
NET ASSETS--                                                100.0%   $93,070,361
                                                          -------    -----------
                                                          -------    -----------

------------------

+ Non-income producing security
ADR ('American Depositary Receipt')
(1) Security is traded with rights attached
See Notes to Financial Statements

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--94.2%
AEROSPACE & MILITARY TECHNOLOGY--1.7%
  AlliedSignal, Inc....................................     6,600    $   237,600
  Boeing Co............................................     2,000         95,750
  Lockheed Martin Corp.................................       800         76,050
                                                                     -----------
                                                                         409,400
                                                                     -----------
AUTOMOTIVE--0.7%
  Chrysler Corp........................................     2,400         84,600
  General Motors Corp..................................     1,500         96,281
                                                                     -----------
                                                                         180,881
                                                                     -----------
BANKS--9.2%
  Banc One Corp........................................     1,300         67,763
  Bank of New York Cos., Inc...........................     1,700         80,006
  BankAmerica Corp.....................................     2,500        178,750
  Bankers Trust New York Corp..........................       800         94,400
  Chase Manhattan Corp.................................     3,500        403,812
  Citicorp.............................................     1,700        212,606
  First Union Corp.....................................     3,000        147,188
  Firstar Corp.(1).....................................     1,000         36,125
  Fleet Financial Group, Inc...........................     1,600        102,900
  KeyCorp..............................................     3,300        201,919
  Mellon Bank Corp.....................................     4,900        252,656
  National City Corp...................................       700         41,825
  Summit Bancorp.......................................     3,000        128,063
  Wells Fargo & Co.....................................     1,100        320,512
                                                                     -----------
                                                                       2,268,525
                                                                     -----------
BROADCASTING & MEDIA--3.7%
  Eastman Kodak Co.....................................       900         53,888
  Gannett Co., Inc.....................................     2,600        136,662
  Knight-Ridder, Inc...................................     2,200        114,950
  New York Times Co.,
    Class A............................................     5,400        295,650
  Readers Digest Association, Inc., Class A............     2,500         56,875
  Readers Digest Association, Inc., Class B............     2,100         48,825
  Reuters Holdings PLC, Class B ADR....................     2,000        131,000
  Vodafone Group PLC ADR...............................     1,400         76,825
                                                                     -----------
                                                                         914,675
                                                                     -----------
BUSINESS SERVICES--1.9%
  Cognizant Corp.......................................     2,500         97,969
  Gartner Group, Inc., Class A+........................     4,000        112,500

  Newell Co............................................     1,600         61,400
  Service Corp. International..........................     4,000        121,750
  Waste Management, Inc................................     3,500         81,812
                                                                     -----------
                                                                         475,431
                                                                     -----------


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
CHEMICALS--2.5%
  Dow Chemical Co......................................     1,100    $    99,825
  du Pont (E.I.) de Nemours & Co.......................     6,500        369,687
  IMC Global, Inc......................................     3,000        101,063
  Schulman (A), Inc....................................     1,900         42,750
                                                                     -----------
                                                                         613,325
                                                                     -----------
COMMUNICATION EQUIPMENT--0.6%
  MMC Networks, Inc.+..................................     3,500         76,562
  SBC Communications, Inc..............................     1,100         69,988
                                                                     -----------
                                                                         146,550
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--3.4%
  Compaq Computer Corp.................................     1,500         95,625
  Computer Sciences Corp.+.............................     1,500        106,406
  Hewlett-Packard Co...................................     2,900        178,894
  International Business Machines Corp.................     3,700        362,831
  NCR Corp.+...........................................     3,100         93,969
                                                                     -----------
                                                                         837,725
                                                                     -----------
DRUGS--6.2%
  Abbott Laboratories, Inc.............................     2,500        153,281
  American Home Products
    Corp...............................................     3,900        289,087
  Amgen, Inc.+.........................................     1,200         59,025
  Astra AB ADR.........................................     5,300         84,469
  Bristol-Myers Squibb Co..............................     3,100        272,025
  IDEC Pharmaceuticals Corp.+..........................     2,000         76,250
  Merck & Co., Inc.....................................     1,500        133,875
  Pfizer, Inc..........................................     4,500        318,375
  Pharmacia & Upjohn, Inc..............................     2,000         63,500
  SmithKline Beecham PLC ADR...........................     1,700         80,963
                                                                     -----------
                                                                       1,530,850
                                                                     -----------
ELECTRIC UTILITIES--3.8%
  Dominion Resources, Inc..............................       800         29,750
  DQE, Inc.............................................     1,600         49,500

  Duke Energy Corp.....................................     4,200        202,650
  Edison International.................................     9,000        230,625
  Entergy Corp.........................................     2,200         53,763
  GPU, Inc.............................................     3,000        108,562
  National Power PLC ADR...............................     3,600        119,700
  Niagara Mohawk Power Corp............................     2,800         27,125
  Unicom Corp..........................................     3,900        109,200
                                                                     -----------
                                                                         930,875
                                                                     -----------
ELECTRICAL EQUIPMENT--2.0%
  Honeywell, Inc.......................................     4,500        306,281

26

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
  Hubbell, Inc., Class B...............................     4,400    $   193,875
                                                                     -----------
                                                                         500,156
                                                                     -----------
ELECTRONICS--2.0%
  Advanced Micro Devices, Inc.+........................     3,800         87,400
  Emerson Electric Co..................................     2,000        104,875
  LSI Logic Corp.+.....................................     3,700         80,706
  Micron Technology, Inc.+.............................     1,800         48,263
  Millipore Corp.......................................     1,500         58,687
  Motorola, Inc........................................     2,000        123,500
                                                                     -----------
                                                                         503,431
                                                                     -----------
ENERGY SERVICES--1.1%
  ENSCO International, Inc.............................     3,000        126,188
  Schlumberger Ltd.....................................     1,600        140,000
                                                                     -----------
                                                                         266,188
                                                                     -----------
ENERGY SOURCES--7.3%
  Atlantic Richfield Co................................     2,700        222,244
  British Petroleum Co.

    PLC ADS............................................     2,300        201,825
  Burlington Resources, Inc............................     2,400        117,450
  Elf Aquitaine SA ADR.................................     2,000        123,500
  Exxon Corp...........................................     2,000        122,875
  Halliburton Co.......................................     3,800        226,575
  Mobil Corp...........................................     2,600        189,312
  Noble Affiliates, Inc................................     2,200         90,337
  Royal Dutch Petroleum Co.--
    NY Registry Shares GDR.............................     2,000        105,250
  Texaco, Inc..........................................     4,100        233,444
  Unocal Corp..........................................     1,400         57,750
  USX-Marathon Group, Inc..............................     2,900        103,675
                                                                     -----------
                                                                       1,794,237
                                                                     -----------
ENTERTAINMENT PRODUCTS--1.1%
  EMI Group PLC ADR....................................     6,500        106,438
  Mattel, Inc..........................................     4,000        155,500
                                                                     -----------
                                                                         261,938
                                                                     -----------
FINANCIAL SERVICES--4.7%
  American Express Co..................................     3,100        241,800
  Bear Stearns Cos., Inc...............................     1,700         67,469
  Beneficial Corp.(1)..................................       700         53,681
  ContiFinancial Corp.+................................     2,000         56,875
  Federal National Mortgage Association................     5,100        247,031
  First Data Corp......................................     1,500         43,594
  H&R Block, Inc.......................................     3,200        118,400
  Household International, Inc.........................     2,000        226,500
  Salomon, Inc.........................................     1,500        116,531
                                                                     -----------
                                                                       1,171,881
                                                                     -----------

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--6.6%
  Anheuser-Busch Cos., Inc.............................     1,000    $    39,938
  Brown-Forman Corp., Class B..........................       700         34,431
  Cadbury Schweppes PLC ADR............................     3,200        130,000
  General Mills, Inc...................................       900         59,400
  Heineken NV ADR......................................       600         96,450
  Heinz (H.J.) Co......................................     2,900        134,669
  McCormick & Co., Inc.................................     1,300         32,500
  Nabisco Holdings Corp.,
    Class A............................................     1,100         45,238
  PepsiCo, Inc.........................................     5,500        202,469
  Philip Morris Cos., Inc..............................    10,900        431,912
  Ralston-Purina Group.................................     1,000         89,750
  RJR Nabisco Holdings Corp............................     1,800         57,037

  Sara Lee Corp........................................     2,200        112,475
  Sysco Corp...........................................     2,000         80,000
  UST, Inc.............................................     3,000         89,812
                                                                     -----------
                                                                       1,636,081
                                                                     -----------
FOREST PRODUCTS--2.0%
  Bowater, Inc.........................................     2,500        104,531
  Champion International Corp..........................     1,500         82,781
  Fort James Corp......................................     2,900        115,094
  Georgia-Pacific Corp.................................     1,200        101,775
  Owens-Illinois, Inc.+................................     3,000        103,500
                                                                     -----------
                                                                         507,681
                                                                     -----------
GAS & PIPELINE UTILITIES--0.5%
  Enron Corp...........................................     3,000        114,000
                                                                     -----------
HOUSEHOLD PRODUCTS--3.3%
  Gillette Co..........................................     1,500        133,594
  International Flavors & Fragrances, Inc..............       500         24,187
  Kimberly-Clark Corp..................................     3,300        171,394
  Procter & Gamble Co..................................     3,200        217,600
  Sola International, Inc.+............................     3,000        102,375
  Tupperware Corp......................................     1,100         27,569
  Warner-Lambert Co....................................       900        128,869
                                                                     -----------
                                                                         805,588
                                                                     -----------
HOUSING--0.7%
  American Standard Cos., Inc.+........................     1,700         60,775
  Home Depot, Inc......................................     2,000        111,250
                                                                     -----------
                                                                         172,025
                                                                     -----------
INSURANCE--5.4%
  Aetna, Inc...........................................     1,500        106,594
  Allstate Corp........................................     2,800        232,225
  American General Corp................................     1,700         86,700
  Chubb Corp...........................................     2,000        132,500
  EXEL Ltd.............................................       900         54,394
  Hartford Financial Services, Inc.....................     1,800        145,800

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
  St. Paul Co., Inc....................................     1,700    $   135,894
  Travelers Group, Inc.................................     3,100        217,000
  Travelers Property Casualty Corp., Class A...........     2,100         75,862
  UNUM Corp............................................     1,300         63,375
  Willis Corroon Group
    PLC ADR............................................     7,100         76,769
                                                                     -----------
                                                                       1,327,113
                                                                     -----------
LEISURE & TOURISM--2.0%
  Brunswick Corp.......................................     3,500        118,125
  Host Marriott Corp.+.................................     2,300         48,013
  McDonald's Corp......................................     5,300        237,506
  UAL Corp.+...........................................     1,100         96,387
                                                                     -----------
                                                                         500,031
                                                                     -----------
MACHINERY--0.6%
  Deere & Co...........................................     2,700        142,088
                                                                     -----------
MEDICAL PRODUCTS--2.0%
  Baxter International, Inc............................     2,000         92,500
  Johnson & Johnson Co.................................     3,700        212,288
  Pall Corp............................................     4,100         84,819
  Smith & Nephew PLC...................................    17,000         49,485
  St. Jude Medical, Inc.+..............................     1,900         57,594
                                                                     -----------
                                                                         496,686
                                                                     -----------
METALS & MINERALS--1.6%
  Aluminum Co. of America..............................     1,000         73,000
  Great Lakes Chemical Corp............................     2,800        131,600
  Newmont Mining Corp..................................     2,400         84,000
  Nucor Corp...........................................       600         31,350
  Reynolds Metals Co...................................     1,100         67,031
                                                                     -----------
                                                                         386,981
                                                                     -----------
MULTI-INDUSTRY--2.7%
  Cooper Industries, Inc...............................     1,400         72,975
  Corning, Inc.........................................     5,100        230,137
  FMC Corp.............................................       600         48,488
  General Electric Co..................................     4,600        296,987
  Tomkins PLC..........................................     5,000         25,670
                                                                     -----------
                                                                         674,257
                                                                     -----------

REAL ESTATE COMPANIES--0.2%
  Rouse Co.............................................     1,600         44,400
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--1.6%
  Federal Realty Investment Trust......................     1,600         40,500
  Imperial Credit Commercial Mortgage Investment
    Corp...............................................     5,500         90,062
  Patriot American Hospitality, Inc....................     2,300         75,900

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Reckson Associates Realty Corp.......................     1,400    $    36,663
  Security Capital Industrial Trust....................       900         22,106
  Simon De Bartolo Group, Inc..........................     2,400         74,250
  Spieker Properties, Inc..............................       200          7,825
  United Dominion Realty Trust, Inc....................     2,800         38,850
                                                                     -----------
                                                                         386,156
                                                                     -----------
RETAIL--5.8%
  American Stores Co...................................     7,000        179,813
  CVS Corp.............................................     2,000        122,625
  Dayton Hudson Corp...................................     1,900        119,344
  Federated Department Stores, Inc.+...................     3,200        140,800
  Limited, Inc.........................................     1,500         35,344
  Lowe's Co., Inc......................................     2,200         91,575
  Office Depot, Inc.+..................................     2,000         41,250
  Penney (J.C.), Inc...................................     3,800        223,012
  Safeway, Inc.+.......................................     1,800        104,625
  Sears, Roebuck & Co..................................     2,700        113,063
  Wal-Mart Stores, Inc.................................     7,500        263,437
                                                                     -----------
                                                                       1,434,888
                                                                     -----------
SOFTWARE--1.8%
  Cisco Systems, Inc.+.................................     1,500        123,000
  Electronic Data Systems Corp.+.......................     2,900        112,194
  Microsoft Corp.+.....................................     1,000        129,875
  Novell, Inc.+........................................     8,000         67,000
  TJX Cos., Inc........................................       200          5,925
                                                                     -----------
                                                                         437,994
                                                                     -----------
TELECOMMUNICATIONS--0.5%
  Lucent Technologies, Inc.............................     1,500        123,656
                                                                     -----------
TELEPHONE--3.9%
  Ameritech Corp.......................................     2,400        156,000
  AT&T Corp............................................     5,100        249,581
  Bell Atlantic Corp...................................     3,800        303,525

  BellSouth Corp.......................................       400         18,925
  Frontier Corp........................................     4,600         99,475
  GTE Corp.............................................     3,200        135,800
                                                                     -----------
                                                                         963,306
                                                                     -----------
TRANSPORTATION--1.1%
  Burlington Northern Santa Fe.........................     2,900        275,500
                                                                     -----------
TOTAL INVESTMENT SECURITIES (cost $24,276,499).........               23,234,499
                                                                     -----------

28

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES--3.3%
  Schering Corp. 5.52% due 11/4/97.....................   $   255    $   254,883
  Student Loan Marketing Association Discount Note
    5.48% due 11/12/97.................................       558        557,065
                                                                     -----------
TOTAL SHORT-TERM SECURITIES (cost $811,948)............                  811,948
                                                                     -----------

                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--2.3%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.55%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $307,142, collateralized
    by $290,000 U.S. Treasury Note 7.50%, due 11/15/01
    approximate aggregate value $318,105 (cost
    $307,000)..........................................   $   307    $   307,000

  Joint Repurchase Agreement Account (Note 3) (cost
    $273,000)..........................................       273        273,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (cost $580,000)............                  580,000
                                                                     -----------
TOTAL INVESTMENTS-- (cost $25,668,447).................      99.8%    24,626,447
Other assets less liabilities..........................       0.2         50,533
                                                          -------    -----------
NET ASSETS--                                                100.0%   $24,676,980
                                                          -------    -----------
                                                          -------    -----------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
GDR ('Global Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--91.7%
AEROSPACE & MILITARY TECHNOLOGY--3.7%
  Boeing Co..........................................       7,500    $   359,062
  Goodrich (B.F.) Co.................................       1,800         80,212
  Gulfstream Aerospace Corp.+........................       1,500         43,500
  Lockheed Martin Corp...............................       1,500        142,594
  Northrop Grumman Corp..............................       1,500        163,875
  Precision Castparts Corp.(1).......................       2,000        117,625
                                                                     -----------
                                                                         906,868
                                                                     -----------
APPAREL & TEXTILES--1.4%
  Nike, Inc., Class B................................       2,200        103,400
  Reebok International Ltd.+.........................       4,400        162,250
  Tommy Hilfiger Corp.+..............................       1,900         75,169
                                                                     -----------
                                                                         340,819

                                                                     -----------
AUTOMOTIVE--1.7%
  Dana Corp..........................................       3,800        177,888
  Goodyear Tire & Rubber Co..........................       3,800        237,975
                                                                     -----------
                                                                         415,863
                                                                     -----------
BANKS--9.5%
  Banc One Corp......................................       2,000        104,250
  BankAmerica Corp...................................       4,300        307,450
  Chase Manhattan Corp...............................       2,300        265,362
  Citicorp...........................................       2,300        287,644
  Coast Savings Financial, Inc.+.....................       1,400         82,162
  First Union Corp...................................       2,000         98,125
  Golden West Financial Corp.........................         500         43,375
  National City Corp.................................       5,300        316,675
  State Street Corp..................................       1,200         66,900
  TCF Financial Corp.................................         300         17,063
  U.S. Bancorp.......................................       2,900        294,894
  Wells Fargo & Co...................................       1,600        466,200
                                                                     -----------
                                                                       2,350,100
                                                                     -----------
BROADCASTING & MEDIA--1.4%
  360 Communications Co.+............................       2,200         46,475
  Eastman Kodak Co...................................       2,300        137,712
  Gannett Co., Inc...................................       1,400         73,588
  News Corp., Ltd. ADR...............................       3,300         58,575
  Tribune Co.(1).....................................         700         38,588
                                                                     -----------
                                                                         354,938
                                                                     -----------
BUSINESS SERVICES--0.8%
  Crescent Operating, Inc.+..........................         300          6,975
  Safety-Kleen Corp..................................       8,800        194,700
                                                                     -----------
                                                                         201,675
                                                                     -----------
CHEMICALS--2.7%
  Air Products & Chemicals, Inc......................       2,300        174,800
  du Pont (E.I.) de Nemours & Co.....................       3,500        199,063


                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
  Ferro Corp.........................................       1,500    $    56,156
  Millenium Chemicals, Inc...........................       4,300        101,050
  Nalco Chemical Co..................................       3,200        128,000
                                                                     -----------
                                                                         659,069

                                                                     -----------
COMMUNICATION EQUIPMENT--1.4%
  AirTouch Communications, Inc.+.....................       3,000        115,875
  Loral Space & Communications Corp.+................         600         12,600
  Qwest Communications International, Inc.+..........       1,000         61,750
  SBC Communications, Inc............................       2,300        146,338
                                                                     -----------
                                                                         336,563
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--6.2%
  Apple Computer, Inc.+..............................       9,000        153,000
  Harris Corp........................................       1,200         52,350
  Hewlett-Packard Co.................................       4,400        271,425
  International Business Machines Corp...............       6,600        647,212
  Wallace Computer Services, Inc.....................       5,600        215,250
  Xerox Corp.........................................       2,400        190,350
                                                                     -----------
                                                                       1,529,587
                                                                     -----------
DRUGS--2.1%
  Bristol-Myers Squibb Co............................         400         35,100
  Lilly (Eli) & Co...................................         400         26,750
  Merck & Co., Inc...................................         200         17,850
  Novartis AG ADR....................................         900         70,200
  Pfizer, Inc........................................       1,400         99,050
  Pharmacia & Upjohn, Inc............................       3,600        114,300
  SmithKline Beecham PLC ADR.........................       3,300        157,163
                                                                     -----------
                                                                         520,413
                                                                     -----------
ELECTRIC UTILITIES--3.2%
  Central & South West Corp..........................       3,000         64,687
  Duke Energy Corp...................................       1,700         82,025
  GPU, Inc...........................................       2,500         90,469
  Illinova Corp......................................       9,700        215,825
  New England Electric Systems.......................       1,700         66,619
  Southern Co........................................       3,600         82,575
  Texas Utilities Co.................................       5,600        200,900
                                                                     -----------
                                                                         803,100
                                                                     -----------
ELECTRICAL EQUIPMENT--0.1%
  Molex, Inc.........................................         500         18,750
                                                                     -----------
ELECTRONICS--1.7%
  Intel Corp.........................................       1,400        107,800

30

Large-Cap Value Portfolio

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONICS (CONTINUED)
  Motorola, Inc......................................       1,500    $    92,625
  Novellus Systems, Inc.+............................       1,400         62,125
  Texas Instruments, Inc.............................       1,500        160,031
                                                                     -----------
                                                                         422,581
                                                                     -----------
ENERGY SERVICES--2.8%
  Cooper Cameron Corp.+..............................       1,400        101,150
  EVI, Inc.+.........................................       1,200         77,025
  Halliburton Co.....................................       3,700        220,612
  Nabors Industries, Inc.+...........................         300         12,338
  Noble Drilling Corp.+..............................       5,000        177,812
  Schlumberger Ltd...................................       1,100         96,250
                                                                     -----------
                                                                         685,187
                                                                     -----------
ENERGY SOURCES--5.2%
  Amoco Corp.........................................         900         82,519
  Atlantic Richfield Co..............................       2,400        197,550
  British Petroleum Co. PLC ADS......................         600         52,650
  Burlington Resources, Inc..........................       2,100        102,769
  Chevron Corp.......................................       1,000         82,937
  Enron Oil & Gas Co.................................       3,400         71,613
  Exxon Corp.........................................         200         12,288
  Noble Affiliates, Inc..............................       1,600         65,700
  Royal Dutch Petroleum Co. NY-Registry Shares GDR...       3,600        189,450
  Texaco, Inc........................................       1,500         85,406
  Tosco Corp.........................................         900         29,700
  Union Texas Petroleum Holdings, Inc................       5,000        113,750
  USX-Marathon Group, Inc............................       5,800        207,350
                                                                     -----------
                                                                       1,293,682
                                                                     -----------
FINANCIAL SERVICES--6.7%
  American Express Co................................       5,500        429,000
  Donaldson, Lufkin & Jenrette, Inc..................         800         56,200
  Federal Home Loan Mortgage Corp....................       2,500         94,687
  Federal National Mortgage Association..............       1,800         87,188
  Morgan (J.P.) & Co., Inc...........................         600         65,850
  Morgan Stanley, Dean Witter, Discover & Co.........       5,400        264,600
  Ryder System, Inc..................................       2,300         80,500
  Salomon, Inc.......................................       2,700        209,756

  SLM Holding Corp...................................       1,200        168,450
  Student Loan Corp..................................       4,000        196,750
                                                                     -----------
                                                                       1,652,981
                                                                     -----------

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--3.8%
  Archer-Daniels-Midland Co..........................       9,800    $   218,050
  Coca-Cola Co.......................................         100          5,650
  Flowers Industries, Inc............................       5,900        112,100
  Grand Metropolitan PLC ADR.........................       5,000        186,875
  Nestle SA ADR......................................       2,200        154,000
  Philip Morris Cos., Inc............................       4,200        166,425
  Tyson Foods, Inc., Class A.........................       2,000         37,750
  Universal Corp.....................................       1,500         57,656
                                                                     -----------
                                                                         938,506
                                                                     -----------
FOREST PRODUCTS--2.9%
  Mead Corp..........................................       2,200        133,100
  Potlatch Corp......................................       4,000        199,500
  Sonoco Products Co.................................       1,500         48,281
  Weyerhaeuser Co....................................       3,500        167,125
  Willamette Industries, Inc.(1).....................       5,200        171,925
                                                                     -----------
                                                                         719,931
                                                                     -----------
GAS & PIPELINE UTILITIES--0.7%
  Equitable Resources, Inc...........................       2,400         76,350
  MCN Corp...........................................       2,800         96,950
                                                                     -----------
                                                                         173,300
                                                                     -----------
HEALTH SERVICES--2.3%
  Columbia/HCA Healthcare Corp.......................       4,300        121,475
  Tenet Healthcare Corp.+............................       6,600        201,712
  United Healthcare Corp.............................       3,900        180,619
  Wellpoint Health Networks, Inc., Class A+..........       1,500         68,625
                                                                     -----------
                                                                         572,431
                                                                     -----------
HOUSEHOLD PRODUCTS--0.4%
  Kimberly-Clark Corp................................       1,700         88,294
                                                                     -----------
HOUSING--0.7%
  Masco Corp.........................................       3,800        166,725
                                                                     -----------
INSURANCE--10.0%
  20th Century Industries............................       1,100         27,500

  Aetna, Inc.........................................       3,600        255,825
  Allstate Corp......................................       7,400        613,737
  American International Group, Inc..................         500         51,031
  Berkley (W.R.) Corp................................       1,500         60,938
  Chubb Corp.........................................       3,600        238,500
  Frontier Insurance Group, Inc......................         500         16,844
  General Re Corp....................................       2,300        453,531
  Progressive Corp...................................         700         72,975
  Transamerica Corp..................................       2,000        201,875
  Transatlantic Holdings, Inc........................       1,100         76,106
  Travelers Group, Inc...............................       5,500        385,000

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
  UNUM Corp..........................................         400    $    19,500
                                                                     -----------
                                                                       2,473,362
                                                                     -----------
INVESTMENT COMPANIES--0.1%
  Morgan Stanley Asia-Pacific Fund...................       3,500         28,219
                                                                     -----------
LEISURE & TOURISM--2.5%
  Brunswick Corp.....................................       4,000        135,000
  Delta Air Lines, Inc...............................         900         90,675
  KLM Royal Dutch Air Lines NV.......................       5,400        184,275
  McDonald's Corp....................................       4,900        219,581
                                                                     -----------
                                                                         629,531
                                                                     -----------
MACHINERY--1.8%
  Cincinnati Milacron, Inc...........................       1,800         49,950
  Deere & Co.........................................       3,800        199,975
  Kennametal, Inc....................................         800         38,800
  New Holland N.V....................................       2,200         62,563
  Smith International, Inc.+.........................       1,400        106,750
                                                                     -----------
                                                                         458,038

                                                                     -----------
MEDICAL PRODUCTS--0.8%
  Baxter International, Inc..........................       2,000         92,500
  Johnson & Johnson Co...............................         400         22,950
  Mallinckrodt, Inc..................................       2,300         86,250
                                                                     -----------
                                                                         201,700
                                                                     -----------
METALS & MINERALS--2.5%
  Alcan Aluminium Ltd. ..............................       3,300         94,256
  Aluminum Co. of America............................       4,100        299,300
  Hanson PLC ADR.....................................       4,000        102,000
  Martin Marietta Materials, Inc.....................       3,400        118,575
                                                                     -----------
                                                                         614,131
                                                                     -----------
MULTI-INDUSTRY--0.3%
  Cooper Industries, Inc.............................       1,500         78,188
  General Electric Co................................         100          6,456
                                                                     -----------
                                                                          84,644
                                                                     -----------
REAL ESTATE COMPANIES--0.2%
  Rouse Co...........................................       1,700         47,175
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--1.0%
  Crescent Real Estate Equities Co...................       3,300        118,800
  Federal Realty Investment Trust....................         400         10,125

                                                                        VALUE
                SECURITY DESCRIPTION                       SHARES     (NOTE 3)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  General Growth Properties, Inc.....................       1,500    $    51,750
  Kimco Realty Corp..................................         100          3,200
  Saul Centers, Inc..................................         200          3,525
  United Dominion Realty Trust, Inc..................         400          5,550
  Vornado Realty Trust...............................       1,200         53,550
  Weingarten Realty Investors........................         100          3,981
                                                                     -----------
                                                                         250,481
                                                                     -----------
RETAIL--6.2%
  Harcourt General, Inc..............................       5,000        250,312
  Kmart Corp.+.......................................      14,600        192,538
  Limited, Inc.......................................       8,600        202,637
  May Department Stores Co...........................       2,200        118,525
  Penney (J.C.), Inc.................................       5,500        322,781
  Sears, Roebuck & Co................................       3,800        159,125
  The Sports Authority, Inc.+........................       4,200         79,538
  Toys 'R' Us, Inc.+.................................       3,700        126,031
  Wal-Mart Stores, Inc...............................       2,400         84,300

                                                                     -----------
                                                                       1,535,787
                                                                     -----------
SOFTWARE--0.2%
  Sun Microsystems, Inc.+............................       1,100         37,606
                                                                     -----------
TELECOMMUNICATIONS--0.0%
  Globalstar Telecommunications Ltd.+................         200          9,250
                                                                     -----------
TELEPHONE--1.3%
  AT&T Corp..........................................       4,600        225,112
  Bell Atlantic Corp.................................       1,300        103,838
                                                                     -----------
                                                                         328,950
                                                                     -----------
TRANSPORTATION--3.4%
  Burlington Northern Santa Fe.......................       2,000        190,000
  Canadian National Railway Co.......................       1,100         59,331
  CSX Corp...........................................       2,200        120,313
  Illinois Central Corp..............................       1,600         57,000
  Overseas Shipholding Group, Inc....................       8,000        198,000
  Union Pacific Corp.................................       3,400        208,250
                                                                     -----------
                                                                         832,894
                                                                     -----------
TOTAL COMMON STOCK
  (cost $24,017,971).............................................     22,683,131
                                                                     -----------

32

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                         SHARES/
                                                        PRINCIPAL
                                                         AMOUNT
                                                           (IN          VALUE
                SECURITY DESCRIPTION                    THOUSANDS)    (NOTE 3)
--------------------------------------------------------------------------------
PREFERRED STOCK--0.1%
COMMUNICATION EQUIPMENT--0.0%
AirTouch Communications, Inc. Series C 4.25%.........         200    $    12,000
                                                                     -----------
FINANCIAL SERVICES--0.1%
  Devon Financing Trust 6.50%........................         200         16,362

                                                                     -----------
TOTAL PREFERRED STOCK
  (cost $28,987).....................................                     28,362
                                                                     -----------
BONDS & NOTES--0.0%
COMPUTERS & BUSINESS EQUIPMENT--0.0%
  Hewlett-Packard Co.
    zero coupon due 10/14/17 (cost $2,875)...........       5,000          2,544
                                                                     -----------
TOTAL INVESTMENT SECURITIES--91.8%
  (cost $24,049,833).................................                 22,714,037
                                                                     -----------
SHORT-TERM SECURITIES--5.1%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co.
    3.00% due 11/03/97...............................      $  406        406,000
  Federal National Mortgage Association Discount
    Notes
    5.48% due 11/05/97...............................         845        844,485
                                                                     -----------
TOTAL SHORT-TERM SECURITIES
  (cost $1,250,485)..................................                  1,250,485
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                           (IN          VALUE
                SECURITY DESCRIPTION                    THOUSANDS)    (NOTE 3)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.5%
  Joint Repurchase Agreement Account (Note 3)
    (cost $130,000)..................................      $  130    $   130,000
                                                                     -----------
TOTAL INVESTMENTS-- (cost $25,430,318)...............        97.4%    24,094,522
Other assets less liabilities........................         2.6        642,828
                                                        ---------    -----------
NET ASSETS--                                                100.0%   $24,737,350
                                                        ---------    -----------
                                                        ---------    -----------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
GDR ('Global Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK--93.2%
AEROSPACE & MILITARY TECHNOLOGY--0.8%
  Boeing Co..........................................    22,000    $  1,053,250
                                                                   ------------
APPAREL & TEXTILES--1.6%
  Burlington Industries, Inc.+.......................    53,300         796,169
  Gucci Group NV-NY Registry Shares..................    13,800         501,975
  Nike, Inc., Class B................................    17,800         836,600
                                                                   ------------
                                                                      2,134,744
                                                                   ------------
AUTOMOTIVE--5.6%
  Borg-Warner Automotive, Inc........................    13,200         719,400
  Chrysler Corp......................................    30,500       1,075,125
  Cummins Engine Co., Inc............................    25,300       1,553,906
  Ford Motor Co......................................    16,250         709,922
  General Motors Corp................................    11,550         741,366
  Goodyear Tire & Rubber Co..........................    23,700       1,484,212
  Lear Corp.+........................................    10,100         485,431
  PACCAR, Inc........................................    19,800         891,000
                                                                   ------------
                                                                      7,660,362
                                                                   ------------
BANKS--8.1%
  Banc One Corp......................................    11,100         578,588
  BankAmerica Corp...................................    15,900       1,136,850
  Barnett Banks, Inc.................................       100           6,900
  Chase Manhattan Corp...............................     6,400         738,400
  Citicorp...........................................    19,800       2,476,237
  First Union Corp...................................     1,300          63,781
  Golden West Financial Corp.........................     2,800         242,900
  KeyCorp............................................    13,400         819,913
  Mellon Bank Corp...................................    17,300         892,031
  National Bank of Canada............................    50,400         715,223
  Northern Trust Corp................................    13,100         763,894
  State Street Corp..................................     6,400         356,800
  TCF Financial Corp.................................     1,600          91,000
  U.S. Bancorp.......................................     5,100         518,606
  Wells Fargo & Co...................................     5,200       1,515,150
                                                                   ------------
                                                                     10,916,273

                                                                   ------------
BROADCASTING & MEDIA--2.3%
  360 Communications Co.+............................    11,400         240,825
  Comcast Corp., Class A.............................    32,500         889,687
  Donnelley(RR) & Sons Co............................    13,300         433,912
  Gannett Co., Inc...................................     7,400         388,963
  Knight-Ridder, Inc.................................     6,100         318,725
  Scripps (E.W) Co., Class A.........................    16,700         700,356
  Tribune Co.(1).....................................     3,300         181,913
                                                                   ------------
                                                                      3,154,381
                                                                   ------------
BUSINESS SERVICES--2.1%
  ACNielson Corp.+...................................    16,500         377,438
  Crescent Operating, Inc.+..........................     1,470          34,178


                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
  Federal Express Corp.+.............................    13,350    $    891,112
  Owens Corning Co...................................    20,050         686,712
  Philip Services Corp.+.............................    51,900         908,250
  Waste Management, Inc..............................       100           2,338
                                                                   ------------
                                                                      2,900,028
                                                                   ------------
CHEMICALS--3.9%
  Cabot Corp.........................................    36,500         896,531
  Cyprus Amax Minerals Co............................    35,800         749,563
  du Pont (E.I.) de Nemours & Co.....................    16,000         910,000
  Morton International, Inc..........................    15,700         518,100
  Praxair, Inc.......................................    21,000         914,812
  Raychem Corp.......................................     7,500         679,219
  W.R. Grace & Co....................................     8,500         578,000
                                                                   ------------
                                                                      5,246,225
                                                                   ------------
COMMUNICATION EQUIPMENT--2.0%
  AirTouch Communications, Inc.+.....................    32,400       1,251,450
  Loral Space & Communications Corp.+................     2,400          50,400
  Qwest Communications International, Inc.+..........     5,200         321,100
  SBC Communications, Inc............................    11,750         747,594
  Seagate Technology, Inc.+..........................    11,800         320,075
                                                                   ------------
                                                                      2,690,619
                                                                   ------------
COMPUTERS & BUSINESS EQUIPMENT--3.2%
  Cabletron Systems, Inc.+...........................    12,100         350,900
  Hewlett-Packard Co.................................    24,100       1,486,669
  International Business Machines Corp...............    16,500       1,618,031

  Komag, Inc.+.......................................    22,800         391,875
  Western Digital Corp.+(1)..........................    17,200         514,925
                                                                   ------------
                                                                      4,362,400
                                                                   ------------
DRUGS--3.2%
  Alza Corp.+........................................    15,400         401,362
  American Home Products Corp........................       100           7,413
  Amgen, Inc.+.......................................    14,200         698,462
  Biogen, Inc.+......................................    17,800         591,850
  Bristol-Myers Squibb Co............................     2,000         175,500
  Crescendo Pharmaceuticals Corp.+...................       770           8,663
  Lilly (Eli) & Co...................................     2,200         147,125
  Merck & Co., Inc...................................       800          71,400
  Novartis AG ADR....................................    10,859         842,299
  Pfizer, Inc........................................     7,400         523,550
  SmithKline Beecham PLC ADR.........................    17,800         847,725
                                                                   ------------
                                                                      4,315,349
                                                                   ------------

34

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES--1.4%
  Duke Energy Corp...................................       100    $      4,825
  Edison International...............................       100           2,562
  Northeast Utilities+...............................    88,900       1,022,350
  Southern Co........................................       100           2,294
  Western Resources, Inc.............................    22,400         834,400
                                                                   ------------
                                                                      1,866,431
                                                                   ------------
ELECTRICAL EQUIPMENT--0.8%
  Harman International Industries, Inc.+.............    18,400         993,600
  Molex, Inc.........................................     2,250          84,375
                                                                   ------------
                                                                      1,077,975
                                                                   ------------

ELECTRONICS--5.6%
  Arrow Electronics, Inc.+...........................    29,800         845,575
  Avnet, Inc.........................................    11,750         739,516
  Intel Corp.........................................     7,800         600,600
  Lam Research Corp.+................................    11,800         424,800
  LSI Logic Corp.+...................................    24,300         530,044
  Micron Technology, Inc.+...........................    17,300         463,856
  Millipore Corp.....................................    12,700         496,888
  Motorola, Inc......................................     9,400         580,450
  Novellus Systems, Inc.+............................     7,200         319,500
  Philips Electronics NV-
    NY Shares........................................     9,350         732,806
  Tektronix, Inc.....................................    16,200         638,550
  Texas Instruments, Inc.............................    11,400       1,216,237
                                                                   ------------
                                                                      7,588,822
                                                                   ------------
ENERGY SERVICES--3.7%
  Amerada Hess Corp.+................................       100           6,144
  Cooper Cameron Corp.+..............................     7,400         534,650
  EVI, Inc.+.........................................     6,600         423,638
  Gulf Canada Resources Ltd.+........................    55,600         465,650
  Halliburton Co.....................................    20,100       1,198,462
  Nabors Industries, Inc.+...........................     1,500          61,688
  Reading & Bates Corp.+.............................    24,900       1,055,137
  Schlumberger Ltd...................................     5,800         507,500
  YPF Sociedad Anonima, Class D ADR..................    21,950         702,400
                                                                   ------------
                                                                      4,955,269
                                                                   ------------
ENERGY SOURCES--4.6%
  Atlantic Richfield Co..............................    11,400         938,362
  British Petroleum Co. PLC ADS......................     3,100         272,025
  Burlington Resources, Inc..........................    13,000         636,188
  Chevron Corp.......................................       200          16,588
  Exxon Corp.........................................       700          43,006
  Noble Affiliates, Inc..............................    19,800         813,037
  Phillips Petroleum Co..............................    14,400         696,600

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
ENERGY SOURCES (CONTINUED)
  Repsol SA ADR......................................    19,900    $    845,750
  Sonat, Inc.........................................       100           4,594
  Tosco Corp.........................................     4,700         155,100
  Triton Energy Ltd.+................................     6,500         254,313
  Ultramar Diamond Shamrock Corp.....................    26,700         824,362
  Union Pacific Resources Group, Inc.................    28,200         694,425
                                                                   ------------
                                                                      6,194,350
                                                                   ------------

FINANCIAL SERVICES--4.8%
  American Express Co................................    17,100       1,333,800
  Capital One Financial Corp.........................    11,400         520,125
  Countrywide Credit Industries, Inc.................    16,400         562,725
  Donaldson, Lufkin & Jenrette, Inc..................     4,100         288,025
  Federal Home Loan Mortgage Corp....................    13,300         503,737
  Kansas City Southern
    Industries, Inc..................................    12,300         375,150
  Morgan (J.P.) & Co., Inc...........................     3,200         351,200
  Morgan Stanley, Dean Witter, Discover & Co.........    34,502       1,690,598
  Paine Webber Group, Inc............................    18,100         799,794
  Salomon, Inc.......................................     1,400         108,762
                                                                   ------------
                                                                      6,533,916
                                                                   ------------
FOOD, BEVERAGE & TOBACCO--4.5%
  Anheuser-Busch Cos., Inc...........................    15,100         603,056
  Archer-Daniels-Midland Co..........................    24,055         535,224
  Coca-Cola Co.......................................       500          28,250
  Gallaher Group PLC.................................       200           3,837
  IBP, Inc...........................................    55,850       1,295,022
  Nestle SA ADR......................................    11,800         833,630
  Philip Morris Cos., Inc............................    43,700       1,731,612
  Tyson Foods, Inc., Class A.........................    10,800         203,850
  UST, Inc...........................................    28,900         865,194
                                                                   ------------
                                                                      6,099,675
                                                                   ------------
FOREST PRODUCTS--2.8%
  Asia Pulp & Paper Ltd. ADR+........................    49,500         563,063
  International Paper Co.............................       100           4,500
  Mead Corp..........................................     7,900         477,950
  Owens Illinois, Inc.+..............................    20,200         696,900
  Temple-Inland, Inc.................................     7,400         424,575
  Union Camp Corp....................................    13,800         747,787
  Weyerhaeuser Co....................................    17,400         830,850
                                                                   ------------
                                                                      3,745,625
                                                                   ------------

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                      VALUE

                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--0.7%
  Columbia/HCA Healthcare Corp.......................    33,100    $    935,075
                                                                   ------------
HOUSEHOLD PRODUCTS--0.4%
  Singer Co., Inc.+..................................    40,100         543,856
                                                                   ------------
HOUSING--1.9%
  Armstrong World Industries, Inc.                       13,300         885,281
  Champion Enterprises, Inc.+........................    43,500         763,969
  Masco Corp.........................................    21,100         925,763
  Maytag Corp........................................       200           6,675
                                                                   ------------
                                                                      2,581,688
                                                                   ------------
INSURANCE--8.3%
  20th Century Industries............................     5,900         147,500
  Allstate Corp......................................    13,300       1,103,069
  American International Group, Inc..................     2,450         250,053
  Berkley (W.R.) Corp................................    25,700       1,044,062
  Chubb Corp.........................................     7,000         463,750
  EXEL Ltd...........................................    11,500         695,031
  General Re Corp....................................     7,200       1,419,750
  LaSalle Re Holdings Ltd............................    20,900         700,150
  Old Republic International Corp....................    21,400         765,050
  PartnerRe Ltd......................................    34,400       1,410,400
  Progressive Corp...................................    15,800       1,647,150
  Transatlantic Holdings, Inc........................     5,700         394,369
  Travelers Group, Inc...............................    15,600       1,092,000
  UNUM Corp..........................................     2,400         117,000
                                                                   ------------
                                                                     11,249,334
                                                                   ------------
INVESTMENT COMPANIES--0.1%
  Morgan Stanley Asia-Pacific Fund                       16,700         134,644
                                                                   ------------
LEISURE & TOURISM--4.2%
  Continental Airlines, Inc., Class B+...............    13,400         579,550
  Delta Air Lines, Inc...............................     8,200         826,150
  Host Marriott Corp.+...............................    37,300         778,638
  La Quinta Inns, Inc................................    18,000         321,750
  McDonald's Corp....................................    42,200       1,891,087
  Mirage Resorts, Inc.+..............................    19,900         497,500
  Southwest Airlines Co..............................    25,500         831,937
                                                                   ------------
                                                                      5,726,612
                                                                   ------------
MACHINERY--1.7%
  Harnischfeger Industries, Inc......................    20,700         815,062
  New Holland N.V....................................    31,350         891,516
  Smith International, Inc.+.........................     7,700         587,125

                                                                   ------------
                                                                      2,293,703
                                                                   ------------

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
MEDICAL PRODUCTS--0.1%
  Johnson & Johnson Co...............................     1,900    $    109,013
                                                                   ------------
METALS & MINERALS--4.6%
  AK Steel Holding Corp..............................    14,900         627,663
  Carpenter Technology Corp..........................    14,950         723,206
  Cleveland-Cliffs, Inc..............................    18,600         807,937
  Crown, Cork & Seal Co., Inc........................    23,700       1,067,981
  Lafarge Corp.......................................    25,900         786,713
  Martin Marietta Materials, Inc.....................    12,400         432,450
  Southdown, Inc.....................................    15,150         838,931
  UCAR International, Inc.+..........................    23,700         888,750
                                                                   ------------
                                                                      6,173,631
                                                                   ------------
MULTI-INDUSTRY--0.7%
  Corning, Inc.......................................     9,200         415,150
  Fortune Brands, Inc................................       200           6,612
  General Electric Co................................       400          25,825
  Tenneco, Inc.......................................    10,100         453,869
                                                                   ------------
                                                                        901,456
                                                                   ------------
REAL ESTATE COMPANIES--0.2%
  Rouse Co...........................................    10,200         283,050
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
  Crescent Real Estate Equities Co...................    18,000         648,000
  Federal Realty Investment
    Trust............................................     1,400          35,438
  General Growth Properties, Inc.....................     8,800         303,600
  Kimco Realty Corp..................................       300           9,600
  Saul Centers, Inc..................................       800          14,100
  United Dominion Realty Trust, Inc..................     1,500          20,813
  Vornado Realty Trust...............................     6,500         290,062
  Weingarten Realty Investors........................       500          19,906
                                                                   ------------
                                                                      1,341,519
                                                                   ------------
RETAIL--3.1%
  Costco Cos., Inc.+.................................    21,100         807,075
  Harcourt General, Inc..............................    23,900       1,196,494
  May Department Stores Co...........................    16,250         875,469
  TJX Cos., Inc......................................    20,500         607,312
  Wal-Mart Stores, Inc...............................    19,400         681,425

                                                                   ------------
                                                                      4,167,775
                                                                   ------------
SOFTWARE--2.0%
  Adobe Systems, Inc.................................    10,500         500,062
  Autodesk, Inc......................................     8,100         298,688
  Electronic Data Systems Corp.+ .                       23,400         905,287
  Siebel Systems, Inc.+..............................        35           1,400
  Storage Technology Corp.+..........................    16,500         968,344
                                                                   ------------
                                                                      2,673,781
                                                                   ------------

36

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELECOMMUNICATIONS--0.0%
  Globalstar Telecommunications Ltd.+................       622    $     28,768
                                                                   ------------
TELEPHONE--0.6%
  GTE Corp...........................................    20,000         848,750
                                                                   ------------
TRANSPORTATION--2.6%
  Burlington Northern Santa Fe.......................    28,050       2,664,750
  Illinois Central Corp..............................     8,300         295,688
  Union Pacific Corp.................................    10,100         618,625
                                                                   ------------
                                                                      3,579,063
                                                                   ------------
TOTAL COMMON STOCK
  (cost $115,364,588)................................               126,067,412
                                                                   ------------
PREFERRED STOCK--0.1%
BANKS--0.0%
  Banc One Corp. Series C 3.50%......................       200          19,875
                                                                   ------------
COMMUNICATION EQUIPMENT--0.0%
  AirTouch Communications, Inc. Series C 4.25%.......       900          54,000
                                                                   ------------

FINANCIAL SERVICES--0.1%
  Devon Financing Trust 6.50%........................     1,000          81,813
                                                                   ------------
REAL ESTATE COMPANIES--0.0%
  Rouse Co. Series B 3.00%...........................       400          18,800
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.0%
  Vornado Realty Trust Series A 6.50%................       300          19,575
                                                                   ------------
TOTAL PREFERRED STOCK
  (cost $166,766)....................................                   194,063
                                                                   ------------
TOTAL INVESTMENT SECURITIES--93.3%
  (cost $115,531,354)................................               126,261,475
                                                                   ------------


                                                       PRINCIPAL
                                                       AMOUNT (IN         VALUE
                SECURITY DESCRIPTION                   THOUSANDS)        (NOTE 3)
-----------------------------------------------------------------------------------
SHORT-TERM SECURITIES--4.0%
  Cayman Island Time Deposit
    with State Street Bank and Trust Co.
    4.50% due 11/03/97...............................     $2,696       $  2,696,000
  Federal Home Loan
    Mortgage Discount Notes
    5.50% due 11/06/97...............................      2,660          2,657,968
                                                                       ------------
TOTAL SHORT-TERM SECURITIES
  (cost $5,353,968)..................................                     5,353,968
                                                                       ------------
REPURCHASE AGREEMENTS--4.2%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $2,368,987
    collateralized by $2,385,000 U.S. Treasury Note
    6.25%, due 3/31/99 approximate aggregate value
    $2,411,768 (cost $2,368,000).....................      2,368          2,368,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.57%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $3,311,536
    collateralized by $3,275,000 Federal National
    Mortgage Association 6.25%, due 11/10/99
    approximate aggregate value $3,377,003 (cost
    $3,310,000)......................................      3,310          3,310,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,678,000)..................................                     5,678,000
                                                                       ------------

TOTAL INVESTMENTS--
  (cost $126,563,322)................................      101.5%       137,293,443
  Liabilities in excess of other assets..............       (1.5)        (1,997,997)
                                                        -------        ------------
NET ASSETS--                                              100.0%       $135,295,446
                                                        -------        ------------
                                                        -------        ------------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
(1) Security is traded with rights attached
See Notes to Financial Statements

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK--79.0%
AEROSPACE & MILITARY TECHNOLOGY--0.6%
  AAR Corp.(1).......................................    3,200    $   114,600
  Moog, Inc., Class A................................    1,100         41,250
                                                                  -----------
                                                                      155,850
                                                                  -----------
APPAREL & TEXTILES--1.6%
  Footstar, Inc.+....................................    3,500         95,156
  Just For Feet, Inc.+...............................   14,000        206,500
  Kellwood Co........................................    2,200         76,037
  Tarrant Apparel Group, Inc.+.......................    2,700         32,063
                                                                  -----------
                                                                      409,756
                                                                  -----------
AUTOMOTIVE--4.4%
  Borg-Warner Automotive, Inc........................    3,500        190,750
  Breed Technologies, Inc............................    2,600         57,362
  Excel Industries, Inc..............................    2,200         39,188
  Polaris Industries, Inc............................    4,800        146,100
  Rollins Truck Leasing Corp.........................    7,800        129,675
  Simpson Industries, Inc............................   22,000        255,750
  Titan International, Inc...........................    3,200         66,400

  Tower Automotive, Inc.+............................    3,000        125,625
  Walbro Corp........................................    4,000         83,000
                                                                  -----------
                                                                    1,093,850
                                                                  -----------
BANKS--12.7%
  Bank United Corp., Class A.........................    1,500         63,000
  BankAtlantic Bancorp., Inc., Class A...............    1,700         23,375
  Banknorth Group, Inc...............................    1,200         71,700
  CCB Financial Corp.(1).............................    4,000        364,000
  CFX Corp...........................................   14,000        344,750
  First Hawaiian, Inc................................    1,500         58,500
  First Republic Bank+...............................   11,300        319,225
  HUBCO, Inc.........................................    3,300        114,675
  Long Island Bancorp, Inc...........................    2,100         93,450
  PonceBank..........................................   14,000        279,125
  Riverview Bancorp, Inc.+...........................   29,000        384,250
  Trans Financial, Inc...............................    2,000         64,000
  UST Corp...........................................   16,000        410,000
  Vermont Financial Services.........................   14,000        353,500
  Warren Bancorp, Inc................................   12,000        231,000
                                                                  -----------
                                                                    3,174,550
                                                                  -----------
BROADCASTING & MEDIA--2.5%
  Carmike Cinemas, Inc., Class A+....................    1,700         55,250
  Jones Intercable, Inc., Class A+ ..................   31,000        395,250
  Pulitzer Publishing Co.............................    1,700         91,587
  Regal Cinemas, Inc.+...............................    3,800         87,163
                                                                  -----------
                                                                      629,250
                                                                  -----------


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
BUSINESS SERVICES--2.7%
  Banta Corp.........................................    8,000    $   208,000
  Bowne & Co., Inc...................................    3,400        118,575
  CDI Corp.+.........................................      200          7,850
  Flowserve Corp.....................................    3,300         98,175
  Granite Construction, Inc..........................    4,200         88,725
  Pittston Brink's Group.............................    3,300        119,212
  York Group, Inc....................................    1,900         42,750
                                                                  -----------
                                                                      683,287
                                                                  -----------
CHEMICALS--0.9%
  ChemFirst, Inc.....................................    2,300         58,075
  Mississippi Chemical Corp..........................    3,800         69,825
  Schulman (A), Inc..................................    3,900         87,750

                                                                  -----------
                                                                      215,650
                                                                  -----------
COMMUNICATION EQUIPMENT--1.9%
  Anixter International, Inc.+.......................    5,700        107,587
  Belden, Inc........................................    4,200        143,850
  Dynatech Corp.+....................................    4,100        139,912
  Glenayre Technologies, Inc.+.......................    3,300         42,488
  Network Equipment Technologies, Inc.+(1)...........    2,000         34,000
                                                                  -----------
                                                                      467,837
                                                                  -----------
COMPUTERS & BUSINESS EQUIPMENT--1.8%
  Bell & Howell Co.+.................................    4,200        115,763
  Data General Corp.+................................    2,900         55,825
  In Focus System, Inc.+.............................    2,400         78,600
  Stratus Computer, Inc.+............................    5,300        187,487
                                                                  -----------
                                                                      437,675
                                                                  -----------
DRUGS--0.4%
  Perrigo Co.+.......................................    6,800        102,850
                                                                  -----------
ELECTRIC UTILITIES--0.8%
  Calpine Corp.+.....................................    5,500         87,313
  Eastern Enterprises................................      800         31,350
  Eastern Utilities Associates.......................    2,000         42,250
  Public Service Co. of New Mexico...................    2,300         44,706
                                                                  -----------
                                                                      205,619
                                                                  -----------
ELECTRICAL EQUIPMENT--2.1%
  Helix Technology Corp..............................      500         22,438
  Juno Lighting, Inc.(1).............................   12,000        210,000
  Scotsman Industries, Inc...........................    2,500         66,094
  Silicon Valley Group, Inc.+........................    2,100         59,850
  Watts Industries, Inc.,
    Class A..........................................    6,900        175,087
                                                                  -----------
                                                                      533,469
                                                                  -----------

38

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONICS--1.8%
  Allen Telecom, Inc.+...............................    5,300    $   100,369
  Benchmark Electronics,
    Inc.+............................................    1,100         27,431
  Fluke Corp.........................................    3,000         72,188
  International Rectifier
    Corp.+...........................................   10,600        145,087
  S3, Inc.+..........................................    3,200         28,200
  Watkins-Johnson Co.................................    1,900         58,900
  Xicor, Inc.+.......................................    3,200         17,600
                                                                  -----------
                                                                      449,775
                                                                  -----------
ENERGY SOURCES--1.8%
  Barrett Resources Corp.+...........................    2,700         95,006
  Belco Oil & Gas Corp.+.............................    2,800         60,550
  Chieftain International, Inc.+.....................    5,000        122,500
  Comstock Resources,
    Inc.+............................................    3,300         55,275
  Tesoro Petroleum Corp.+............................    2,500         40,625
  Zeigler Coal Holding Co............................    3,700         66,138
                                                                  -----------
                                                                      440,094
                                                                  -----------
ENTERTAINMENT PRODUCTS--1.0%
  Harman International Industries, Inc.+.............    4,600        248,400
                                                                  -----------
FINANCIAL SERVICES--1.1%
  AMRESCO, Inc.+.....................................    4,400        137,500
  Pioneer Group, Inc.................................    5,000        148,125
                                                                  -----------
                                                                      285,625
                                                                  -----------
FOOD, BEVERAGE & TOBACCO--1.5%
  Canandaigua Brands, Inc., Class A+.................    1,900         94,287
  Consolidated Cigar Holdings, Inc., Class A+........    2,600        102,050
  Swisher International Group, Inc., Class A+........    4,100         81,231
  Universal Corp.....................................    2,200         84,563
                                                                  -----------
                                                                      362,131
                                                                  -----------
FOREST PRODUCTS--1.4%
  Albany International Corp., Class A................    3,300         80,437
  Caraustar Industries, Inc..........................    2,300         79,063
  First Brands Corp..................................    7,900        201,450
                                                                  -----------
                                                                      360,950
                                                                  -----------

GAS & PIPELINE UTILITIES--0.7%
  New Jersey Resources
    Corp.............................................    1,700         55,037
  Northwest Natural Gas Co...........................    1,100         27,088

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
GAS & PIPELINE UTILITIES (CONTINUED)
  Piedmont Natural Gas,
    Inc..............................................    1,100    $    30,800
  Washington Gas Light Co............................    1,100         28,256
  WICOR, Inc.........................................      900         38,813
                                                                  -----------
                                                                      179,994
                                                                  -----------
HEALTH SERVICES--3.9%
  Apria Healthcare Group, Inc.+......................    7,700        116,944
  Integrated Health Services, Inc....................    7,100        225,425
  Magellan Health Services, Inc.+....................    5,000        144,062
  Mariner Health Group,
    Inc.+............................................    7,000        102,375
  Sierra Health Services,
    Inc.+............................................    6,500        240,094
  Sun Healthcare Group,
    Inc.+............................................    7,100        141,112
                                                                  -----------
                                                                      970,012
                                                                  -----------
HOUSEHOLD PRODUCTS--0.8%
  Libbey, Inc........................................    2,900        108,387
  Oakley, Inc.+......................................    8,700         85,913
                                                                  -----------
                                                                      194,300
                                                                  -----------
HOUSING--2.9%
  American Buildings Co..............................    2,300         62,100
  Bassett Furniture Industries, Inc..................    1,200         32,700
  Cavalier Homes, Inc................................   16,000        157,000
  Furniture Brands International, Inc.+..............    9,000        150,750
  Homebase, Inc.+....................................    3,500         32,156
  Kaufman & Broad Home Corp..........................    4,200         89,512
  Kimball International, Inc., Class B...............    1,200         48,900
  La-Z-Boy, Inc......................................      900         33,638
  Mohawk Industries, Inc.+...........................    3,800        115,900
                                                                  -----------
                                                                      722,656
                                                                  -----------
INSURANCE--3.3%
  American Bankers Insurance Group, Inc..............    2,100         78,487
  Amerin Corp.+......................................    3,300         74,869
  AmerUs Life Holdings, Inc., Class A................    1,100         33,550

  Enhance Financial Services Group, Inc..............    2,000        105,625
  Harleysville Group, Inc............................    2,400         60,300
  Lawyers Title Corp.................................    1,000         31,750
  Liberty Corp.......................................    2,400        102,750
  Orion Capital Corp.................................    2,800        126,000
  Presidential Life Corp.............................    2,000         39,250

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
  Reliance Group Holdings, Inc.......................    7,800    $    98,475
  Selective Insurance Group, Inc.....................    1,300         69,388
                                                                  -----------
                                                                      820,444
                                                                  -----------
INVESTMENT COMPANIES--1.9%
  Emerging Markets
    Telecommunications Fund, Inc.....................    9,000        143,438
  G.T. Global Eastern European Fund..................    8,000        131,000
  Morgan Stanley Asia-Pacific Fund...................   25,000        201,562
                                                                  -----------
                                                                      476,000
                                                                  -----------
LEISURE & TOURISM--0.9%
  Applebee's International, Inc......................    1,700         37,400
  Bob Evans Farms, Inc...............................    3,000         56,438
  Lone Star Steakhouse & Saloon, Inc.+...............    2,000         46,250
  Sbarro, Inc........................................    2,700         71,381
                                                                  -----------
                                                                      211,469
                                                                  -----------
MACHINERY--3.2%
  Briggs & Stratton Corp.............................    2,500        124,375
  Cincinnati Milacron, Inc...........................    2,400         66,600
  JLG Industries, Inc................................   12,000        152,250
  Kaydon Corp........................................    3,400        103,275
  McDermott International, Inc.......................    2,200         79,887
  Regal-Beloit Corp..................................    1,900         51,063

  Stewart & Stevenson Services, Inc..................    4,800        104,400
  United Dominion Industries Ltd.....................    4,600        120,175
                                                                  -----------
                                                                      802,025
                                                                  -----------
MEDICAL PRODUCTS--1.2%
  CONMED Corp.+......................................    2,000         41,000
  Hologic, Inc.+.....................................    2,200         55,275
  Sunrise Medical, Inc.+.............................    5,000         77,188
  West Co., Inc......................................    3,700        124,412
                                                                  -----------
                                                                      297,875
                                                                  -----------
METALS & MINERALS--2.1%
  Carpenter Technology
    Corp.............................................    1,700         82,238
  Cleveland-Cliffs, Inc..............................    1,500         65,156
  Intermet Corp......................................    3,300         61,875
  Lukens, Inc........................................    6,100        109,800
  Martin Marietta Materials, Inc.....................    2,400         83,700
  Texas Industries, Inc..............................    1,500         71,156
  Titanium Metals Corp.+.............................    1,700         52,275
                                                                  -----------
                                                                      526,200
                                                                  -----------

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
MULTI-INDUSTRY--2.7%
  Carlisle Cos, Inc..................................    1,700    $    73,525
  Crane Co...........................................    2,500        103,906
  Dexter Corp........................................    2,300         90,275
  Eltron International, Inc.+........................    4,000        114,500
  Mark IV Industries, Inc............................    4,300        104,275
  Roper Industries, Inc..............................    3,400         90,738
  Standex International Corp.(1).....................    1,500         52,500
  Zurn Industries, Inc...............................    1,300         43,631
                                                                  -----------
                                                                      673,350
                                                                  -----------
REAL ESTATE COMPANIES--0.2%
  Insignia Financial Group, Inc., Class A+...........    2,500         54,063
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--4.5%
  Amli Residential Properties Trust..................    1,900         44,175
  Apartment Investment &
    Management Co., Class A..........................    1,300         46,069
  Arden Realty Group, Inc............................    1,500         45,750
  Bedford Property Investors, Inc....................    2,900         59,450
  Bradley Real Estate, Inc...........................    2,000         39,250
  CBL & Associates Properties, Inc...................    1,900         45,837

  Chateau Communities, Inc...........................    3,300         98,175
  Chelsea GCA Realty, Inc............................    1,300         53,137
  FelCor Suite Hotels, Inc...........................    1,100         40,288
  Glenborough Realty Trust, Inc......................    7,800        199,875
  Kilroy Realty Corp.................................    2,000         53,000
  Koger Equity, Inc..................................    2,000         43,250
  Liberty Property Trust.............................    1,500         42,000
  MGI Properties, Inc................................    1,100         25,300
  Pacific Gulf Properties, Inc.......................    1,500         33,938
  Summit Properties, Inc.............................    6,000        124,125
  TriNet Corporate Realty Trust, Inc.................    3,400        123,037
                                                                  -----------
                                                                    1,116,656
                                                                  -----------
RETAIL--4.6%
  AnnTaylor Stores Corp.+............................    5,400         77,288
  BJ's Wholesale Club, Inc.+.........................    1,900         54,863
  Fingerhut Co., Inc.................................    4,000         88,500
  Gibson Greetings, Inc.+............................    3,400         82,025
  Global DirectMail Corp.+...........................    5,600        102,900
  Haverty Furniture Co., Inc.........................    2,400         30,600
  Jostens, Inc.(1)...................................   17,000        396,312
  K2, Inc............................................    3,300         83,531
  ShopKo Stores, Inc.+...............................    4,400        110,275
  Toro Co............................................    2,000         85,500
  Wet Seal, Inc. Class A+............................    1,800         41,175
                                                                  -----------
                                                                    1,152,969
                                                                  -----------

40

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE--1.2%
  BancTec, Inc.+(1)..................................    2,900    $    66,338
  Policy Management Systems Corp.+...................    1,500         91,875
  Sterling Software, Inc.+...........................    2,200         75,075
  Symantec Corp.+....................................    3,300         71,775
                                                                  -----------

                                                                      305,063
                                                                  -----------
TELECOMMUNICATIONS--0.9%
  General Communication, Inc., Class A+..............   31,000        232,500
                                                                  -----------
TELEPHONE--0.3%
  Vanguard Cellular Systems, Inc., Class A+..........    5,300         72,544
                                                                  -----------
TRANSPORTATION--2.7%
  Knightsbridge Tankers Ltd..........................   13,000        385,125
  Pittston Burlington Co.............................    5,000        135,937
  Teekay Shipping Corp...............................    1,900         60,800
  Trico Marine Services, Inc.+.......................    2,500         91,875
                                                                  -----------
                                                                      673,737
                                                                  -----------
TOTAL INVESTMENT SECURITIES--79.0%
  (cost $20,506,477).................................              19,738,475
                                                                  -----------


                                                       PRINCIPAL
                                                       AMOUNT (IN         VALUE
                SECURITY DESCRIPTION                   THOUSANDS)       (NOTE 3)
----------------------------------------------------------------------------------
SHORT-TERM SECURITIES--6.8%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co.
    3.00% due 11/03/97...............................     $  701       $   701,000
  United States Treasury Bills 4.85% due 12/11/97....      1,000           994,611
                                                                       -----------
TOTAL SHORT-TERM SECURITIES
  (cost $1,695,611)..................................                    1,695,611
                                                                       -----------
REPURCHASE
  AGREEMENTS--13.5%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $2,438,015
    collateralized by $2,090,000 U.S. Treasury Note
    7.625% due 2/15/25 approximate aggregate value
    $2,502,431 (cost $2,437,000).....................      2,437         2,437,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.55%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $941,435 collateralized
    by $880,000 U.S. Treasury Note 7.50% due 11/15/01
    approximate aggregate value $965,284 (cost
    $941,000)........................................        941           941,000
                                                                       -----------
TOTAL REPURCHASE AGREEMENTS

  (cost $3,378,000)..................................                    3,378,000
                                                                       -----------
TOTAL INVESTMENTS--
  (cost $25,580,088).................................       99.3%       24,812,086
  Other assets less liabilities......................        0.7           171,075
                                                        -------        -----------
NET ASSETS--                                              100.0%       $24,983,161
                                                        -------        -----------
                                                        -------        -----------

------------------
+   Non-income producing security

(1) Security is traded with rights attached

See Notes to Financial Statements

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK--88.5%
ARGENTINA--1.2%
  Banco Frances del Rio de la Plata SA, Class B ADR
    (Finance)..............................................       560    $    13,790
  Banco de Galicia y Buenos Aires SA de CV, Class B ADR
    (Finance)..............................................       710         17,218
  Banco Rio de La Plata SA, Class B ADR+ (Finance).........     7,800         81,900
  Freeport-McMoran Copper & Gold, Inc., Class B
    (Materials)............................................     6,000        143,250
  Perez Cos. SA (Multi-industry) ..........................     5,053         31,651
  Telefonica de Argentina SA, Class B ADR+ (Utilities).....     5,120        144,000
  TV Azteca SA de CV ADR+
    (Information & Entertainment)                               1,100         21,037
  YPF Sociedad Anonima, Class D ADR (Energy)...............    11,766        376,512
                                                                         -----------
                                                                             829,358
                                                                         -----------
AUSTRALIA--2.1%
  AAPC Ltd.
    (Information & Entertainment)                             557,100        195,890
  Australia & New Zealand Banking Group Ltd. (Finance).....     2,000         13,952

  Australian Gas Light Co., Ltd. (Utilities)...............     5,000         33,404
  Boral Ltd. (Materials)...................................     4,000         10,521
  Brambles Industries Ltd. (Multi-industry)................     1,000         19,227
  Broken Hill Proprietary Co., Ltd. (Materials)............     4,400         43,630
  Commonwealth Bank of Australia (Finance).................       117          1,345
  Commonwealth Installment Receipt Trustee Ltd. (Finance)..     3,000         22,174
  Fairfax (John) Holdings Ltd.
    (Information & Entertainment)                               8,000         17,666
  Fosters Brewing Group Ltd.
    (Consumer Staples) ....................................     8,000         15,190
  Lend Lease Corp., Ltd. (Finance).........................     1,016         20,806
  National Australia Bank Ltd. (Finance)...................    11,100        151,828
  News Corp., Ltd.
    (Information & Entertainment)                              12,333         59,064
  Normandy Mining Ltd.
    (Energy)...............................................   324,366        353,571
  Publishing & Broadcasting Ltd.
    (Information & Entertainment)                               4,000         23,207


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
  Ramsey Health Care, Inc. (Healthcare)....................   131,000    $   177,803
  Simeon Wines
    (Consumer Staples) ....................................     3,000          7,384
  St. George Bank Ltd. (Finance)...........................     2,068         12,528
  TABCORP Holdings Ltd.
    (Information & Entertainment)                               3,000         13,756
  Western Mining Corp. Holdings Ltd. (Materials)...........     3,000         10,654
  Westpac Banking Corp., Ltd. (Finance)....................     4,000         23,292
  Woodside Petroleum Ltd. (Energy).........................     3,000         25,338
  Woolworths Ltd.+
    (Consumer Discretionary)...............................    82,300        265,658
                                                                         -----------
                                                                           1,517,888
                                                                         -----------
AUSTRIA--0.9%
  Austria Tabakwerke AG*
    (Consumer Staples) ....................................     6,000        249,722
  Boehler-Uddeholm AG (Materials)..........................       544         39,006
  VA Technologie AG
    (Industrial & Commercial) .............................       930        165,022
  VAE Eisenbahnsysteme AG (Industrial & Commercial)  ......     1,776        174,182
                                                                         -----------
                                                                             627,932
                                                                         -----------
BELGIUM--0.4%
  Credit Dexia/Communal Holding+ (Finance).................       104         11,364
  Generale de Banque Belge Pour l'Etranger SA (Finance)....       130         53,175
  Kredietbank NV (Finance).................................       430        180,428

  UCB SA (Healthcare)......................................         4         13,821
                                                                         -----------
                                                                             258,788
                                                                         -----------
BRAZIL--0.7%
  Centrais Eletricas Brasileiras SA ADR+ (Utilities).......     2,000         42,179
  Companhia de Saneamento Basico do Estado de Sao Paulo
    (Utilities)............................................   295,000         54,587
  Compania Brasileira de Distribuidora GDR
    (Industrial & Commercial) .............................     1,000         19,048
  Compania Energetica de Minas ADR (Materials) ............     1,543         61,597

42

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BRAZIL (CONTINUED)
  Telecomunicacoes
    Brasileras SA ADR
    (Information Technology) ..............................     2,700    $   274,050
  Usinas Siderurgicas de Minas Gerais SA ADR
    (Materials) ...........................................     6,000         44,900
                                                                         -----------
                                                                             496,361
                                                                         -----------
CANADA--0.9%
  Abitibi Consolidated, Inc.
    (Consumer Discretionary) ..............................     1,460         20,719
  Alcan Aluminium Ltd. (Materials).........................       970         27,565
  BCE, Inc. (Utilities)....................................       989         27,526
  Bell Canada International, Inc.+ (Utilities).............    11,000        184,250
  Bombardier, Inc., Class B (Industrial & Commercial) .....     1,284         24,598
  CAE, Inc.
    (Industrial & Commercial) .............................    23,000        194,203
  Inco Ltd. (Materials)....................................     1,015         20,813
  Royal Bank of Canada (Finance)...........................       310         16,585
  Seagram Co., Ltd.
    (Consumer Staples) ....................................       755         25,500
  Suncor Energy, Inc. (Energy) ............................     1,087         39,142
  Toronto Dominion Bank (Finance)..........................       933         34,193

  TransCanada Pipelines Ltd. (Utilities)...................     1,550         28,760
  Trizec Hahn Corp.
    (Real Estate) .........................................     1,373         34,438
                                                                         -----------
                                                                             678,292
                                                                         -----------
CHILE--1.1%
  Banco Santander-Chile, Class A ADR (Finance).............     2,500         32,500
  Chilectra SA ADR (Utilities).............................       422         11,400
  Chilgener SA ADR (Utilities) ............................       589         16,050
  Compania de Telecomunicaciones
    de Chile SA ADR (Utilities)............................       480         13,320
  Distribucion y Servicio D&S SA+
    (Consumer Discretionary) ..............................    14,500        254,656
  Empresa Nacional de Electricidad
    SA ADR (Utilities).....................................       765         15,396
  Enersis SA ADR (Energy)..................................       369         12,177
  Maderas y Sinteticos SA ADR
    (Consumer Discretionary) ..............................     1,267         15,521
  Quinenco Sa (Multi-industry) ............................     9,000        131,625
  Santa Isabel SA ADR
    (Consumer Discretionary) ..............................    11,175        206,737

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
CHILE (CONTINUED)
  Sociedad Quimica Minera ADR (Materials)..................     2,100    $   108,938
                                                                         -----------
                                                                             818,320
                                                                         -----------
CHINA--0.3%
  China Southern Airlines Ltd. ADR+
    (Information & Entertainment) .                            12,000        249,000
                                                                         -----------
DENMARK--0.3%
  Den Danske Bank+
    (Finance)..............................................       280         31,614
  Falck A/S
    (Industrial & Commercial) .............................       800         37,034
  ISS International Service Systems A/S, Class B
    (Industrial & Commercial) .............................     1,900         57,690
  Ostasiatiske Kompagnis Holdings+(Multi-industry) ........     1,800         20,873
  SAS Danmark A/S
    (Industrial & Commercial) .............................     4,700         81,035
  Unidanmark A/S (Finance).................................       200         13,518
                                                                         -----------
                                                                             241,764
                                                                         -----------
FINLAND--1.2%
  Huhtamaki Oy
    (Consumer Staples) ....................................     6,541        269,315

  Nokia Corp. AB, Class A ADR
    (Information Technology) ..............................       770         67,277
  Rauma Oy
    (Industrial & Commercial) .............................     6,137        115,070
  UPM-Kymmene Oy (Materials) ..............................     7,134        158,725
  Valmet Oyj
    (Industrial & Commercial) .............................    14,500        227,033
                                                                         -----------
                                                                             837,420
                                                                         -----------
FRANCE--9.6%
  Accor SA
    (Information & Entertainment)                                 580        107,991
  Alcatel Alsthom Compagnie Generael D' Electricite
    (Information Technology) ..............................       770         92,909
  Assurance General de France+ (Finance)...................       570         29,991
  AXA SA de CV+
    (Information Technology) ..............................     6,470        443,055
  Banque Nationale de Paris (Finance)......................     1,500         66,311
  Bertrand Faure SA
    (Consumer Discretionary) ..............................     1,700        102,561
  Canal Plus
    (Information & Entertainment)                                 220         38,292

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FRANCE (CONTINUED)
  Carrefour SA
    (Consumer Discretionary) ..............................       133    $    69,402
  Castorama Dubois Investisse
    (Consumer Discretionary) ..............................     2,300        239,639
  Club Mediterranee SA
    (Information & Entertainment)                                 500         36,406
  Compagnie de St. Gobain (Materials)......................     2,220        318,669
  Compagnie Generale des Eaux (Industrial & Commercial) ...     3,387        395,172
  Credit Commerce France (Finance).........................       530         30,027
  Credit Local de France+ (Finance)........................        95          9,536
  EDAP TMS SA ADR+ (Healthcare)............................    25,000        175,000

  Elf Aquitaine SA (Energy)................................       760         94,074
  France Telecom SA+ (Utilities) ..........................    40,000      1,513,804
  Genset ADR+ (Healthcare).................................    16,000        294,000
  Groupe Danone
    (Consumer Staples) ....................................     1,720        262,998
  Guilbert SA
    (Information Technology) ..............................       120         15,665
  L' Oreal (Consumer Staples) .............................        60         21,261
  L'Air Liquide SA (Materials) ............................       467         72,460
  Lapeyre (Materials)......................................       340         19,864
  Legrand SA
    (Information Technology) ..............................       130         24,205
  Louis Dreyfus Citrus+
    (Consumer Staples) ....................................     4,000        119,274
  Louis Vuitton
    (Consumer Staples) ....................................       316         53,687
  Pathe SA
    (Information & Entertainment)                                  50          8,972
  Pernod-Ricard
    (Consumer Staples) ....................................     1,400         64,876
  Pinault Printemps Redoute
    (Consumer Discretionary) ..............................       370        169,212
  Primagaz Cie (Utilities).................................       120          8,945
  Rhone-Poulenc Ltd. (Healthcare)..........................     8,059        351,378
  Sanofi SA (Healthcare)...................................       916         87,023
  Schneider SA+
    (Industrial & Commercial) .............................     4,431        236,597
  Societe Francaise d'Investissements Immobiliers et de
    Gestion+ (Real Estate) ................................     4,000        242,708

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
FRANCE (CONTINUED)
  Societe Generale d'Enterprises SA+
    (Industrial & Commercial) .............................    10,500    $   269,042
  Societe Generale+ (Finance)..............................     2,539        347,733
  Sodexho SA
    (Information & Entertainment)                                  97         48,380
  Television Francais (Utilities) .........................       625         58,185
  Total SA, Class B (Energy)...............................     2,990        331,747
                                                                         -----------
                                                                           6,871,051
                                                                         -----------
GERMANY--4.7%
  Adidas AG
    (Information & Entertainment)                               2,634        381,241
  Allianz AG (Finance).....................................       430         95,788
  Ashanti Goldfields Co., Ltd. GDR (Materials).............    10,158        100,310
  Ava Allgemeneine Handelsgesellschaft
    der Verbraucher AG
    (Consumer Discretionary) ..............................       600        153,150

  Bayer AG (Materials).....................................     1,983         69,597
  Bayerische Hypotheken Und Bank AG (Finance)..............     1,426         59,148
  Bayerische Motoren Werke AG
    (Consumer Discretionary) ..............................       118         85,361
  Bayerische Vereinsbank AG (Finance)......................       348         20,188
  Bilfinger & Berger Bau AG (Industrial & Commercial) .....       410         14,723
  Commerzbank AG (Finance) ................................       440         14,932
  Deutsche Bank AG (Finance) ..............................     3,944        258,083
  Deutsche Telekom AG
    (Information Technology) ..............................     1,346         25,221
  Fresenius Medical Care AG (Healthcare)...................     5,600        394,709
  Gehe AG
    (Consumer Discretionary) ..............................     1,930        100,766
  Hoechst AG (Healthcare)..................................    10,530        400,724
  Holsten Brauerei AG
    (Consumer Staples) ....................................       900        180,125
  Leica Camera AG+
    (Information & Entertainment)                              10,000        232,045
  Mannesmann AG
    (Industrial & Commercial) .............................        61         25,762
  Rhon-Klinikum AG
    (Consumer Discretionary) ..............................       400         38,288
  SAP AG
    (Information Technology) ..............................       300         86,060
  Siemens AG (Multi-industry)..............................     1,259         77,492
  VEBA AG (Utilities)......................................     7,670        427,594

44

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
GERMANY (CONTINUED)
  Volkswagen AG
    (Consumer Discretionary) ..............................       170    $   100,493
                                                                         -----------
                                                                           3,341,800
                                                                         -----------
HONG KONG--1.8%
  CDL Hotels International Ltd.
    (Information & Entertainment)                             122,062         35,127

  Cheung Kong (Holdings) Ltd.
    (Real Estate) .........................................    12,333         85,740
  China Hong Kong Photo Products Holdings Ltd.
    (Information & Entertainment)                             110,000         27,744
  China Light & Power Co., Ltd. (Utilities)................     2,000         10,528
  Dao Heng Bank Group Ltd. (Finance).......................    11,000         25,325
  First Pacific Co., Ltd.
    (Industrial & Commercial) .............................   190,000        119,802
  Guoco Group Ltd. (Finance) ..............................    30,000         65,576
  Henderson Land Development
    Co., Ltd. (Real Estate) ...............................     3,000         16,607
  Hong Kong Land Holdings Ltd. ADR (Finance)...............    42,946         97,917
  HSBC Holdings PLC+ (Finance).............................     2,133         48,280
  Hutchison Whampoa Ltd. (Multi-industry)..................    27,000        186,833
  Jardine Matheson Holdings Ltd. ADR (Industrial &
    Commercial)                                                18,501        118,406
  New World Development Co.,
    Ltd. (Real Estate) ....................................    29,165        102,605
  New World Infrastructure Ltd.+ (Industrial &
    Commercial) ...........................................    62,000        122,693
  Sun Hung Kai Properties Ltd.+
    (Real Estate) .........................................     1,000          7,372
  Swire Pacific Ltd., Class A (Multi-industry).............    11,000         58,760
  Wharf Holdings Ltd.
    (Real Estate) .........................................    19,000         38,828
  Wing Hang Bank Ltd (Finance).............................    37,500         96,521
                                                                         -----------
                                                                           1,264,664
                                                                         -----------
INDIA--1.2%
  Hindalco Industries Ltd. GDR+* (Materials)...............     5,900        170,510
  State Bank of India GDR+ (Finance).......................     9,400        172,960
  Tata Engineering & Locomotive Co., Ltd. GDR
    (Consumer Discretionary) ..............................    21,650        189,619

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
INDIA (CONTINUED)
  The Indian Smaller Companies Fund Ltd.
    (Investment Companies).................................    44,749    $   364,253
                                                                         -----------
                                                                             897,342
                                                                         -----------
INDONESIA--0.5%
  Gulf Indonesia Resources Ltd. (Energy)...................     7,000        147,000
  PT Indosat
    (Information Technology) ..............................    31,500         70,995
  PT Semen Cibinong TBK (Materials)........................   280,000         36,893
  Sampoerna International Finance Co. (Finance)............    67,000        116,623
                                                                         -----------
                                                                             371,511

                                                                         -----------
IRELAND--0.8%
  Fyffes PLC
    (Consumer Staples) ....................................   126,000        186,029
  Kerry Group, Class A+
    (Consumer Staples) ....................................    33,000        399,511
                                                                         -----------
                                                                             585,540
                                                                         -----------
ISRAEL--0.9%
  Blue Square Israel Ltd. ADR
    (Consumer Staples) ....................................     4,100         47,662
  ECI Telecommunications Ltd.
    (Information Technology) ..............................    20,800        569,400
                                                                         -----------
                                                                             617,062
                                                                         -----------
ITALY--3.6%
  Assicurazione Generali SpA (Finance).....................    13,900        310,759
  Banca Commerciale Italiana+ (Finance)....................     3,000          8,186
  Banca Popolar di Milano (Finance)........................    10,000         55,227
  BCA Fideuram SpA (Finance)...............................     3,198         12,184
  Brembo SpA
    (Consumer Discretionary) ..............................    20,000        199,055
  Credito Italiano SpA (Finance) ..........................    32,408         86,428
  CSP International Industria Calze SpA+
    (Consumer Discretionary) ..............................    23,000        253,367
  ENI SpA (Energy).........................................    81,371        457,562
  Industrie Natuzzi SpA ADR
    (Consumer Discretionary) ..............................    11,700        261,787
  Istituto Mobiliare Italiano (Finance)....................     4,000         35,771
  Mediolanum SpA (Finance).................................     1,756         29,457

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ITALY (CONTINUED)
  Parmalat Finanziar SpA+
    (Consumer Staples) ....................................    55,600    $    77,176

  Telecom Italia SpA
    (Information Technology) ..............................    41,000        152,085
  Telecom Italia SpA
    (Information Technology) ..............................    20,000         80,803
  Telecom Italia SpA
    (Information Technology) ..............................    54,777        343,287
  Zucchini SpA
    (Information Technology) ..............................    29,600        208,931
                                                                         -----------
                                                                           2,572,065
                                                                         -----------
JAPAN--17.8%
  Advantest Corp.
    (Information Technology) ..............................     5,380        444,794
  Aiwa Co., Ltd.
    (Information Technology) ..............................     3,000         67,054
  Alps Electric Co., Ltd.
    (Information Technology) ..............................     4,000         44,869
  Amada Co., Ltd.
    (Industrial & Commercial) .............................     4,000         21,271
  Bank of Tokyo-Mitsubishi Ltd. (Finance)..................    23,000        300,042
  Canon, Inc.
    (Information Technology) ..............................    23,000        558,039
  Citizen Watch Co.
    (Consumer Discretionary) ..............................     3,000         19,144
  Daiichi Pharmaceutical (Healthcare)......................     6,000         85,251
  Dainippon Screen MFG Co., Ltd.
    (Information Technology) ..............................     5,000         40,548
  Daiwa House Industry Co., Ltd.
    (Consumer Discretionary) ..............................     8,000         77,108
  DDI Corp. (Utilities)....................................        36        120,249
  East Japan Railway Co. (Industrial & Commercial) ........        19         92,356
  Fanuc Ltd.
    (Information Technology) ..............................     1,400         56,535
  Fontaine Co., Ltd.
    (Consumer Staples) ....................................    13,200        265,426
  Fuji Bank Ltd. (Finance).................................    22,000        190,112
  Fujikura Ltd.
    (Information Technology) ..............................    35,000        239,925
  Fujitsu Denso
    (Industrial & Commercial) .............................     2,000         31,242
  Fujitsu Ltd.
    (Information Technology) ..............................    22,000        241,296
  Hankyu Realty Co.
    (Real Estate) .........................................    17,000        110,320

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
JAPAN (CONTINUED)
  Hitachi Ltd.+
    (Information Technology) ..............................     9,000    $    69,173

  Hitachi Zosen Corp.
    (Industrial & Commercial) .............................     4,000          8,808
  Honda Motor Co., Ltd.
    (Consumer Discretionary) ..............................    13,000        437,474
  Imagineer Co., Ltd.+
    (Information & Entertainment)                               3,600         40,382
  Inax Corp.
    (Consumer Staples) ....................................     2,000          8,708
  Industrial Bank of Japan Ltd. (Finance)..................    21,000        207,644
  Ito-Yokado Co., Ltd.
    (Consumer Discretionary) ..............................     3,000        149,065
  Japan Associate Finance EDR+ (Finance)...................     2,000         94,724
  Jusco Co., Ltd.
    (Consumer Discretionary) ..............................     2,000         44,703
  KAO Corp.
    (Consumer Staples) ....................................    22,000        307,104
  Kokuyo Co., Ltd. (Materials) ............................     3,000         70,794
  Komatsu Ltd.
    (Industrial & Commercial) .............................     6,000         32,057
  Komori Co., Ltd.
    (Industrial & Commercial) .............................     2,000         36,560
  Kuraray Co., Ltd. (Healthcare) ..........................     7,000         62,817
  Kyocera Corp.
    (Information Technology) ..............................     8,000        457,998
  Long-Term Credit Bank of
    Japan Ltd. (Finance)...................................     6,000         20,291
  Makita Corp.
    (Industrial & Commercial) .............................     4,000         56,170
  Marui Co., Ltd.
    (Consumer Discretionary) ..............................     6,000        101,205
  Matsushita Electric
    Industrial Co., Ltd.+
    (Information Technology) ..............................    10,000        167,844
  Matsushita Electric Works Ltd. (Industrial & Commercial)
     ......................................................    24,000        217,366
  Meiwa Estate Co.+ (Real Estate)  ........................     2,600         30,677
  Mitsubishi Corp.
    (Consumer Discretionary) ..............................     4,000         34,234
  Mitsubishi Estate Co., Ltd.
    (Real Estate) .........................................     5,000         63,149
  Mitsubishi Heavy Industries Ltd.
    (Industrial & Commercial) .............................    80,900        397,274
  Mitsubishi Motor Corp.+
    (Consumer Discretionary) ..............................    30,000        131,616

46

International Equity Portfolio
--------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Mitsui Fudosan Co., Ltd.
    (Real Estate) .........................................    30,000    $   339,011
  Miyota Co.
    (Information Technology) ..............................    13,000        140,424
  Murata Manufacturing Co. Ltd.
    (Information Technology) ..............................     3,000        121,645
  Mycal Corp.
    (Consumer Discretionary) ..............................     4,000         38,222
  NEC Corp.
    (Information Technology) ..............................    58,900        646,016
  Nichiei Co., Ltd.
    (Industrial & Commercial) .............................       700         76,776
  Nippon Denso Co., Ltd. (Industrial & Commercial) ........     9,000        194,433
  Nippon Steel Corp. (Materials) ..........................    41,000         84,487
  Nippon Telegraph & Telephone Corp. (Utilities)...........        74        627,171
  Nippon Television Network
    (Information & Entertainment)                                 900        320,066
  Nomura Securities Co., Ltd. (Finance)....................    10,000        116,327
  Orix Corp. (Finance).....................................     4,000        273,203
  Pioneer Electronic Corp. (Industrial & Commercial) ......     9,000        148,068
  Rohm Co.
    (Information Technology) ..............................     3,000        296,635
  Sankyo Co., Ltd. (Healthcare) ...........................    12,000        395,845
  Sega Enterprises Ltd.
    (Information Technology) ..............................       900         22,135
  Sekisui Chemical Co., Ltd. (Materials)...................     8,000         62,950
  Sekisui House Ltd.
    (Consumer Discretionary) ..............................     6,000         51,350
  Seven-Eleven Japan Co., Ltd.
    (Consumer Discretionary) ..............................     1,000         74,782
  Sharp Corp.
    (Information Technology) ..............................     8,000         62,152
  Shin-Etsu Chemical Co. Ltd. (Materials)..................     5,000        122,144
  Shiseido Co., Ltd.
    (Consumer Staples) ....................................     1,000         13,627
  Shohkoh Fund & Co., Ltd. (Investment Companies)..........       600        194,433
  Sony Corp.
    (Information Technology) ..............................     6,300        522,950
  Sumitomo Corp.
    (Industrial & Commercial) .............................    11,000         78,604

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)

------------------------------------------------------------------------------------
JAPAN (CONTINUED)
  Sumitomo Electric Industries Ltd.
    (Industrial & Commercial) .............................    19,000    $   251,018
  Sumitomo Forestry Co., Ltd. (Materials)..................     2,000         14,458
  Sumitomo Trust & Banking
    Co., Ltd. (Finance)....................................    20,000        212,713
  TDK Corp.
    (Information Technology) ..............................     2,000        165,850
  Teijin Ltd.
    (Consumer Discretionary) ..............................    13,000         42,667
  Tokio Marine & Fire Insurance Co., Ltd. (Finance)........    14,000        139,593
  Tokyo Electron Ltd.
    (Information Technology) ..............................     5,000        249,273
  Tokyo Steel Manufacturing Co. (Materials)................     2,000         14,125
  Toppan Printing Co., Ltd.
    (Information & Entertainment)                               5,000         62,734
  Toray Industries, Inc. (Materials).......................     9,000         50,104
  UNY Co., Ltd.
    (Consumer Staples) ....................................     2,000         32,406
  Yamanouchi Pharmaceutical
    Co., Ltd. (Healthcare).................................     8,000        196,759
                                                                         -----------
                                                                          12,708,574
                                                                         -----------
KAZAKHSTAN--0.3%
  Firebird Republics Fund Ltd. (1)
    (Investment Companies).................................       975        189,534
                                                                         -----------
KOREA--0.4%
  Housing & Commercial Bank, Korea GDR* (Finance)..........    25,400        219,075
  Kookmin Bank GDR* (Finance)..............................         1              4
  Korea Electric Power Corp. ADR (Utilities)...............     6,500         53,219
  Korea Fund, Inc. (Investment Companies)..................     2,800         22,925
                                                                         -----------
                                                                             295,223
                                                                         -----------
LUXEMBOURG--0.1%
  Millicom International Cellular SA+
    (Information & Entertainment)                               1,000         41,750
                                                                         -----------
MALAYSIA--0.1%
  Berjaya Sports Toto Bhd
    (Information & Entertainment)                              11,000         30,029
  Commerce Asset Holding Bhd (Finance).....................    13,200         10,295
  Resorts World Bhd
    (Information & Entertainment)                               5,000          8,925

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MALAYSIA (CONTINUED)
  Time Engineering Bhd+
    (Information Technology) ..............................     6,000    $     2,592
  United Engineers Bhd
    (Industrial & Commercial) .............................     6,000         14,219
                                                                         -----------
                                                                              66,060
                                                                         -----------
MEXICO--1.4%
  Alfa SA de CV, Class A+ (Multi-industry).................    22,240        162,324
  Cemex SA de CV ADR (Materials)...........................     3,000         23,409
  Cemex SA de CV, Class B ADR (Materials)..................    17,667         77,537
  Cifra SA de CV ADR
    (Consumer Staples) ....................................     1,455          2,834
  Fomento Economico Mexicano SA de CV, Class B +
    (Consumer Staples) ....................................     4,000         28,146
  Grupo Mexico SA de CV,
    Series L (Materials)...................................    46,100        136,348
  Gruma SA ADR*
    (Consumer Staples) ....................................       622          9,692
  Gruma SA+
    (Consumer Staples) ....................................     5,040         19,715
  Grupo Financiero Banamex-Accival SA de CV., Class B
    (Finance)..............................................    69,000        136,601
  Grupo Industrial Maseca SA de CV, Class B
    (Industrial & Commercial) .............................     9,000          8,694
  Grupo Modelo SA de CV, Class C (Consumer Staples)  ......     2,000         14,788
  Kimberly-Clark de Mexico SA de CV ADR (Materials)........     6,526         28,641
  Panamerican Beverages, Inc., Class A ADR
    (Consumer Staples) ....................................     7,400        229,400
  Telefonos de Mexico SA ADR (Utilities)...................     3,100        134,075
                                                                         -----------
                                                                           1,012,204
                                                                         -----------
NETHERLANDS--5.0%
  ABN Amro Holdings NV (Finance)...........................     5,698        114,752
  Ahrend NV
    (Information Technology) ..............................     2,267         75,547
  Akzo Nobel NV + (Multi-industry).........................       180         31,717


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
  ASM Lithography Holdings NV+
    (Information Technology) ..............................     2,200    $   161,150
  Baan Co NV+
    (Information Technology) ..............................       583         41,289
  Baan Co. NV+
    (Information Technology) ..............................       250         17,531
  CSM NV
    (Consumer Staples) ....................................     1,700         77,579
  Elsevier NV
    (Consumer Discretionary) ..............................    19,520        306,650
  Fortis Amev NV (Finance).................................     2,120         83,315
  Gucci Group NV-NY Registry Shares
    (Consumer Discretionary) ..............................       532         19,352
  Heineken NV
    (Consumer Staples) ....................................     1,000        162,658
  ING Groep NV (Finance)...................................     6,310        264,880
  Koninkijke Nutricia Verenigde Bedrijuen NV
    (Consumer Staples) ....................................     1,580         45,166
  Koninklijke Ahold NV
    (Consumer Discretionary) ..............................     2,054         52,580
  Koninlijke PTT Nederland NV (Utilities)..................       290         11,083
  Philips Electronics NV
    (Information Technology) ..............................     5,300        414,937
  PolyGram NV
    (Information & Entertainment)                               2,330        132,491
  Royal Dutch Petroleum Co. (Energy).......................    16,640        880,210
  Unilever NV & PLC (Multi-industry).......................     2,960        157,338
  Volker Wessels Stevin NV+ (Industrial & Commercial) .....     2,667         81,047
  Wolters Kluwer NV+
    (Information & Entertainment)                               3,480        427,315
                                                                         -----------
                                                                           3,558,587
                                                                         -----------
NEW ZEALAND--2.2%
  Air New Zealand Ltd.+
    (Information & Entertainment)                              74,000        156,659
  Brierley Investments Ltd. (Finance)......................   314,900        243,130
  Carter Holt Harvey Ltd.
    (Consumer Staples) ....................................     4,000          6,974
  CDL Hotels New Zealand Ltd.+
    (Information & Entertainment)                             575,000        150,370
  Fletcher Challenge Ltd.
    building shares+ (Multi-industry)......................     4,000         12,079

48


International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
NEW ZEALAND (CONTINUED)
  Fletcher Challenge Ltd.
    energy shares+ (Multi-industry)........................     3,000    $    13,449
  Fletcher Challenge Ltd.
    forest shares+ (Multi-industry)........................   221,460        213,733
  Fletcher Challenge Ltd.
    paper shares+ (Multi-industry).........................     5,900          9,698
  Kiwi Income Property Trust
    (Real Estate) .........................................   275,000        196,913
  Pacific Capital Assets Ltd.
    (Real Estate) .........................................   560,000        108,092
  Restaurant Brands
    New Zealand Ltd.
    (Information & Entertainment)                             330,000        427,387
  Telecommunications Corp. of New Zealand Ltd.
    (Information Technology) ..............................     3,000         14,533
  Wrightson Ltd. (Multi-industry)..........................   112,000         59,973
                                                                         -----------
                                                                           1,612,990
                                                                         -----------
NORWAY--1.6%
  Alvern Norway ASA+
    (Information & Entertainment)                               9,000         56,755
  Fred Olsen Energy ASA+ (Energy)..........................    13,000        327,916
  Norsk Hydro ASA (Energy).................................     3,760        207,739
  Orkla ASA
    (Consumer Discretionary) ..............................     2,260        208,270
  Saga Petroleum ASA, Class B (Energy).....................       770         13,684
  SAS Norge ASA
    (Information & Entertainment)                               3,900         65,956
  Smedvig ASA ADR (Energy).................................     1,850         53,419
  Smedvig ASA, Class B (Energy)............................     6,300        186,000
                                                                         -----------
                                                                           1,119,739
                                                                         -----------
PERU--0.3%
  Cerveceria Per Backus Jo
    (Consumer Staples) ....................................   218,872        199,927
  Telefonica del Peru SA ADR (Industrial & Commercial) ....       346          6,834
                                                                         -----------
                                                                             206,761

                                                                         -----------
PHILIPPINES--0.5%
  Cosmos Bottling
    (Consumer Staples) .................................... 1,400,000        229,055
  San Miguel
    (Consumer Staples) ....................................    98,000        109,196
                                                                         -----------
                                                                             338,251
                                                                         -----------

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
PORTUGAL--0.6%
  Cimpor-Cimentos de Portugal SA (Materials)...............     7,100    $   179,670
  Establecimentos Jeronimo Martins & Filho SA
    (Consumer Discretionary) ..............................       519         33,941
  Mota & Companhia SA (Industrial & Commercial) ...........     7,900        132,528
  Portugal Telecom SA ADR (Utilities)......................     2,500        103,125
                                                                         -----------
                                                                             449,264
                                                                         -----------
SINGAPORE--2.2%
  City Developments Ltd.
    (Real Estate) .........................................     3,333         13,967
  Cycle & Carriage Ltd.
    (Consumer Discretionary) ..............................    12,000         52,571
  DBS Land Ltd.
    (Real Estate) .........................................    51,000         86,781
  Development Bank of Singapore Ltd. alien shares
    (Finance) .............................................    67,500        630,000
  FJ Benjamin Holdings Ltd.+
    (Consumer Discretionary) ..............................   230,000         59,143
  Fraser & Neave Ltd.
    (Consumer Staples) ....................................     3,000         15,047
  Keppel Bank (Finance)....................................   106,000        172,965
  Overseas Chinese Banking Corp., Ltd. alien shares
    (Finance)..............................................     1,200          6,667
  Overseas Union Bank Ltd.
    alien shares (Finance).................................     6,000         20,000
  Sembawang Shipyard Ltd. (Industrial & Commercial) .......    61,000        187,454
  Singapore Land Ltd.
    (Real Estate) .........................................     6,000         17,067
  Singapore Press Holdings Ltd. alien shares
    (Information & Entertainment)                               4,667         64,301
  United Overseas Bank Ltd.
    alien shares (Finance).................................    40,000        220,952
  Want Want Holding, Class A
    (Consumer Staples) ....................................     1,600          3,104
  Want Want Holding+
    (Consumer Staples) ....................................     8,000         16,000
                                                                         -----------

                                                                           1,566,019
                                                                         -----------
SOUTH AFRICA--0.7%
  De Beers Centenary AG (Industrial & Commercial) .........    12,000        286,255

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOUTH AFRICA (CONTINUED)
  Dimension Data Holdings Ltd.+
    (Information Technology) ..............................    45,000    $   187,013
                                                                         -----------
                                                                             473,268
                                                                         -----------
SPAIN--0.9%
  Banco Bilbao Vizcaya SA (Finance)........................       540         14,440
  Banco Popular Espanol SA (Finance).......................       880         51,964
  Banco Santander SA (Finance) ............................     2,897         81,153
  Baron de Ley
    (Consumer Staples) ....................................    12,500        236,303
  Centros Com Pryca
    (Consumer Discretionary) ..............................       800         12,704
  Corporation Bancaria de Espana SA (Finance)..............       540         29,994
  Empresa Nacional de Electricidad SA (Utilities)..........     3,240         61,027
  Gas Natural SDG SA (Utilities) ..........................       640         29,653
  Iberdrola SA (Utilities).................................     3,190         38,156
  Repsol SA (Energy).......................................     1,084         45,455
  Telefonica de Espana SA (Utilities)......................     2,517         68,691
                                                                         -----------
                                                                             669,540
                                                                         -----------
SWEDEN--2.1%
  ABB AB, Class A (Utilities)..............................     3,710         43,342
  ABB AB + (Utilities).....................................       120        156,401
  Astra AB, Class A (Healthcare) ..........................     2,844         45,945
  Astra AB, Class B (Healthcare) ..........................    13,330        206,449
  Atlas Copco AB, Class B (Industrial & Commercial) .......     2,280         67,731
  Electrolux AB, Series B
    (Consumer Discretionary) ..............................     7,520        622,491

  Granges AB+ (Materials)..................................       380          6,215
  Hennes & Mauritz AB, Class B
    (Consumer Discretionary) ..............................     2,850        116,627
  Nordbanken AB (Finance)..................................     1,330         41,729
  Sandvik AB, Class B
    (Industrial & Commercial) .............................     2,240         68,188
  Scania AB, Class A
    (Consumer Discretionary) ..............................     2,133         51,546
  Volvo AB, Class A
    (Consumer Discretionary) ..............................     2,217         57,572
                                                                         -----------
                                                                           1,484,236
                                                                         -----------
SWITZERLAND--5.0%
  Adia SA+
    (Industrial & Commercial) .............................       290         92,162

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
  Alusuisse-Lonza Holdings AG (Materials)..................        67    $    60,050
  CS Holding AG+ (Finance).................................     3,310        466,272
  Julius Baer Holdings AG (Finance)........................       339        505,988
  Munters AB
    (Industrial & Commercial) .............................    10,000        101,470
  Nestle SA+
    (Consumer Staples) ....................................       180        253,626
  Novartis AG (Healthcare).................................       290        454,183
  Oerlikon Buhrle Holding AG+ (Multi-industry).............     2,100        268,452
  Roche Holdings AG (Healthcare)...........................        63        553,626
  SGS Societe Generale de Surance Holding SA (Finance).....       100        192,823
  SMH AG
    (Consumer Discretionary) ..............................       730        407,163
  Swiss Bank Corp.+ (Finance) .............................       270         72,598
  TAG Heuer International SA+
    (Consumer Discretionary) ..............................     1,049        119,865
                                                                         -----------
                                                                           3,548,278
                                                                         -----------
THAILAND--0.6%
  Advanced Information Services PCL alien shares
    (Information & Entertainment)                               1,000          5,216
  Industrial Finance Corp. of Thailand alien shares
    (Finance)..............................................   303,200        251,281
  Royal Garden Resort PLC
    alien shares
    (Information & Entertainment)                             500,000        140,159
  Siam City Cement PCL
    alien shares (Materials)...............................     4,700         39,181
                                                                         -----------
                                                                             435,837

                                                                         -----------
UNITED KINGDOM--14.5%
  Abbey National PLC (Finance).............................     5,000         79,525
  Airtours PLC
    (Information & Entertainment)                              13,333        265,078
  Argos PLC
    (Consumer Staples) ....................................     9,000         95,883
  Argyll Group PLC+
    (Consumer Staples) ....................................    14,000         91,194
  ASDA Group PLC
    (Consumer Staples) ....................................    17,000         44,209
  BG PLC (Utilities).......................................     6,000         26,374
  Biocompatibles International PLC (Healthcare)............     3,400         32,515

50

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
  Bluebird Toys PLC
    (Information & Entertainment)                             125,000    $   224,399
  British Petroleum Co. PLC (Energy).......................     7,000        102,880
  Burton Group PLC
    (Consumer Discretionary) ..............................   116,000        245,220
  Cable & Wireless PLC
    (Information Technology) ..............................    41,667        332,757
  Cadbury Schweppes PLC
    (Consumer Staples) ....................................    11,000        110,732
  Caradon PLC (Materials)..................................    10,800         34,427
  Centrica PLC+ (Utilities)................................     6,000          8,431
  Compass Group PLC
    (Industrial & Commercial) .............................     3,000         31,710
  Cookson Group PLC (Multi-industry).......................    58,400        235,154
  Eidos
    (Information Technology) ..............................    15,000        173,647
  Electrocomponents PLC
    (Information Technology) ..............................     6,000         46,809
  General Electric Co. PLC (Industrial & Commercial) ......    38,000        242,745
  GKN PLC
    (Consumer Discretionary) ..............................     1,000         22,432

  Glaxo Wellcome PLC (Healthcare)..........................    26,333        564,623
  Grand Metropolitan PLC
    (Information & Entertainment)                              21,000        189,552
  Guinness PLC (Consumer Staples)..........................    18,000        160,963
  Hanson PLC
    (Industrial & Commercial) .............................    22,125        113,217
  Imperial Chemical Industries PLC
    (Materials)............................................    20,100        296,761
  Inchcape PLC (Multi-industry) ...........................    66,000        241,395
  Kingfisher PLC
    (Consumer Staples) ....................................    19,000        273,507
  Ladbroke Group PLC
    (Information & Entertainment)                              11,000         49,276
  Laporte PLC (Materials)..................................    20,000        220,792
  Legal & General PLC (Finance)............................    36,667        304,515
  Lonrho PLC (Multi-industry) .............................    38,000         62,479
  LucasVarity PLC
    (Consumer Discretionary) ..............................    60,000        205,860
  Medeva PLC (Healthcare)..................................    33,700        117,038
  Morgan Stanley Emerging Market Fund, Inc.
    (Investment Companies) ................................     3,600         48,375

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
  National Westminster Bank PLC (Finance)..................    52,000    $   747,673
  Orange PLC+
    (Information & Entertainment)                             114,000        435,603
  Pearson PLC
    (Information & Entertainment)                              34,000        444,940
  Pilkington PLC
    (Consumer Staples) ....................................    85,900        216,178
  Randgold Resources Ltd. GDR (Materials)..................    10,000         95,000
  Rank Group PLC
    (Information & Entertainment)                              12,000         67,043
  Reed International PLC
    (Information & Entertainment)                              30,000        296,710
  Rio Tinto PLC (Materials)................................     8,000        103,081
  Rolls Royce PLC
    (Industrial & Commercial) .............................    41,400        148,642
  Sainsbury (J.) PLC+
    (Consumer Staples) ....................................    35,000        292,138
  Shell Transport & Trading Co. PLC (Energy)...............    44,000        312,078
  Smith (David S) Holdings PLC (Materials).................     5,000         19,126
  Smith (W.H.) Group PLC
    (Consumer Discretionary) ..............................    45,000        285,242
  Smithkline Beecham PLC (Healthcare)......................    42,800        405,714
  T & N PLC
    (Consumer Discretionary) ..............................     7,000         29,551
  Tanjong PLC
    (Information & Entertainment)                              14,000         24,779

  Tarmac PLC (Materials)...................................   133,333        261,729
  Tesco PLC (Consumer Staples) ............................    12,000         96,085
  Thistle Hotels PLC
    (Information & Entertainment)..........................    58,300        148,676
  Tomkins PLC (Consumer Staples)...........................    33,000        169,419
  United News & Media PLC (Information & Entertainment)....    13,000        163,581
  Vickers PLC (Multi-industry).............................    43,000        164,847
  Williams Holdings PLC
    (Industrial & Commercial) .............................    28,724        172,526
                                                                         -----------
                                                                          10,394,835
                                                                         -----------
VENEZUELA--0.0%
  Compania Anon Nacional Tele de Venezuela ADR
    (Utilities)............................................       230         10,063
                                                                         -----------
TOTAL COMMON STOCK
  (cost $66,167,044).......................................               63,257,171
                                                                         -----------

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- October 31, 1997 -- (continued)

                                                     SHARES/WARRANTS/
                                                     PRINCIPAL
                                                     AMOUNT
                                                       (IN         VALUE
                SECURITY DESCRIPTION                 THOUSANDS)  (NOTE 3)
---------------------------------------------------------------------------
PREFERRED STOCK--0.6%
AUSTRALIA--0.0%
  News Corp., Ltd.
    (Information & Entertainment) ...................   2,116   $     9,390
  Sydney Harbour Casualty (Finance)..................  12,600        12,848
                                                                -----------
                                                                     22,238
                                                                -----------
GERMANY--0.1%
  Fresenius AG (Healthcare)..........................     100        16,882
  Hornbach Holding AG
    (Consumer Discretionary) ........................     250        16,823

  SAP AG
    (Information Technology) ........................      90        26,810
                                                                -----------
                                                                     60,515
                                                                -----------
ITALY--0.3%
Istituto Finanziario (Finance) ......................  18,600       234,560
                                                                -----------
UNITED KINGDOM--0.2%
  Simba Fund Ltd.
    (Investment Companies)...........................  14,000       136,500
                                                                -----------
TOTAL PREFERRED STOCK
  (cost $462,453)....................................               453,813
                                                                -----------
OPTIONS--0.0%+
SINGAPORE--0.0%
  DBS 50 Index, Jan 1998/403 Call(1).................      83             0
  DBS 50 Index, Jan 1998/404 Call(1).................      23             0
  DBS 50 Index, Jan 1998/407 Call(1).................      80             0
  DBS 50 Index, Jan 1998/407 Call(1).................      79             0
                                                                -----------
TOTAL OPTIONS (cost $11,500).........................                     0
                                                                -----------
WARRANTS--0.0%+
FRANCE--0.0%
  Compagnie Generale des Eaux
    5/02/01
    (Industrial & Commercial)........................   1,760           930
  Rhone-Poulenc Ltd. 11/05/01
    (Healthcare).....................................   2,026         6,410
                                                                -----------
TOTAL WARRANTS (cost $338)...........................                 7,340
                                                                -----------
CONVERTIBLE BONDS--0.3%
CHINA--0.2%
  Qingling Motors Co., Ltd.
    3.50% 2002....................................... $   156       156,780
                                                                -----------
THAILAND--0.1%
  Bangkok Bank PCL alien shares 3.25% 2004...........      37        19,795
                                                                -----------
TOTAL CONVERTIBLE BONDS
  (cost $193,481)....................................               176,575
                                                                -----------
TOTAL INVESTMENT SECURITIES
  (cost $66,834,816).................................            63,894,899
                                                                -----------


                                                     PRINCIPAL
                                                     AMOUNT
                                                       (IN         VALUE

                SECURITY DESCRIPTION                 THOUSANDS)  (NOTE 3)
---------------------------------------------------------------------------
SHORT-TERM SECURITIES--1.2%
Cayman Island Time Deposit with State Street Bank and
  Trust Co. 3.00% due 11/03/97 (cost $835,000)....... $   835   $   835,000
                                                                -----------
REPURCHASE AGREEMENTS--9.3%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $5,256,189
    collateralized by $5,310,000 U.S. Treasury Note
    6.375%, due 4/30/99 approximate aggregate value
    $5,366,419
    (cost $5,254,000)................................   5,254     5,254,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.55%, dated 10/31/97 to be repurchased
    11/03/97 in the amount of $1,425,659
    collateralized by $1,225,000 U.S. Treasury Note
    7.625%, due 2/15/25 approximate aggregate value
    $1,466,736
    (cost $1,425,000)................................   1,425     1,425,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $6,679,000)..................................             6,679,000
                                                                -----------
TOTAL INVESTMENTS--
  (cost $74,348,816).................................   99.9%    71,408,899
  Other assets less liabilities--....................     0.1        71,497
                                                     -------    -----------
  NET ASSETS--                                         100.0%   $71,480,396
                                                     -------    -----------
                                                     -------    -----------

------------------

+ Non-income producing security
* Resale restricted to qualified institutional buyers
ADR ('American Depositary Receipt')
EDR ('European Depositary Receipt')
GDR ('Global Depositary Receipt')
(1) Fair valued security, see Note 3

See Notes to Financial Statements

52
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997


Note 1. Organization

Style Select Series, Inc. (the 'Fund') is an open-end diversified management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. ('SunAmerica'), an indirect wholly-owned subsidiary of SunAmerica Inc. The Fund currently offers eight separate investment portfolios (each, a 'Portfolio'). The assets of each Portfolio are normally allocated among at least three investment advisers (each, an 'Adviser'), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The investment objectives for each of the Portfolios are as follows:

Large-Cap Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of large-sized companies.

Mid-Cap Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities which have a market capitalization of $1 billion to $5 billion.

Aggressive Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities which have a market capitalization of less than $1 billion.

Large-Cap Blend Portfolio seeks long-term growth of capital and a reasonable level of current income by investing generally in equity securities of large-sized companies.

Large-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of large-sized companies using a 'value' style of investing.

Value Portfolio seeks long-term growth of capital by investing primarily in equity securities using a 'value' style of investing.

Small-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of small-sized companies using a 'value' style of investing.

International Equity Portfolio seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States.

Each Portfolio currently offers three classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Portfolio will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Class C shares are offered at net asset value, although they may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of

1940 (the '1940 Act'), except that Class B shares and Class C shares are subject to higher distribution fee rates.

Note 2. Reorganization

On September 29, 1997, International Equity Portfolio acquired all of the assets and liabilities of SunAmerica Global Balanced Fund ('Global Balanced Fund'), a regulated investment company registered under the 1940 Act. The agreement was adopted as a tax-free reorganization of Global Balanced Fund. In exchange for all of the assets of Global Balanced Fund, International Equity Portfolio issued 495,830 Class A shares and 1,063,431 Class B shares at net asset values of $13.50 and $13.42, respectively, to Class A shareholders and Class B

                                                                              53
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued) shareholders of Global Balanced Fund. As of the close of business on September 29, 1997, the total net assets of Global Balanced were $20,964,949 (including $1,218,731 of unrealized appreciation on investments and $1,619 of unrealized depreciation of foreign currency). The net assets of International Equity Portfolio were $56,392,003 on September 29, 1997.

Note 3. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ('NYSE') or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds.

As of October 31, 1997, the Aggressive Growth Portfolio and the Large-Cap Blend Portfolio had a 2.9% and 0.3% undivided interest, respectively, which represented $2,661,000 and $273,000, respectively, in principal

54
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued) amount in a joint repurchase agreement with PaineWebber, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

PaineWebber, Inc. Repurchase Agreement, 5.60% dated 10/31/97, in the principal amount of $91,372,000 repurchase price $91,414,640 due 11/03/97, collateralized by $93,235,000 U.S. Treasury Notes 5.625% due 10/31/99, approximate aggregate value $93,249,918.

As of October 31, 1997, the Large Cap Value Portfolio had a 0.2% undivided interest which represented $130,000 in principal amount in a joint repurchase agreement with PaineWebber, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

PaineWebber, Inc. Repurchase Agreement 5.67% dated 10/31/97, in the principal amount of $65,665,000 repurchase price $65,696,027 due 11/03/97 collateralized by $15,710,000 U.S. Treasury Notes 5.625% due 1/31/98 and $50,000,000 U.S.
Treasury Note 5.375% due 5/31/98, approximate aggregate value $67,016,362.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis;

dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned. The Portfolios amortize premiums and accrue discounts including original issue discounts as required for federal income tax purposes.

Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets were not affected.

For the period ended October 31, 1997, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                                                              ACCUMULATED      ACCUMULATED
                                                                             UNDISTRIBUTED    UNDISTRIBUTED       PAID
                                                                             NET REALIZED     NET INVESTMENT       IN
                                                                               GAIN/LOSS       INCOME/LOSS       CAPITAL
                                                                             -------------    --------------    ---------
Large-Cap Growth Portfolio................................................     $        --       $  4,215       $  (4,215)
Mid-Cap Growth Portfolio..................................................        (351,091)       595,049        (243,958)
Aggressive Growth Portfolio...............................................        (567,414)       597,185         (29,771)
Large-Cap Blend Portfolio.................................................            (191)         4,493          (4,302)
Large-Cap Value Portfolio.................................................              --          4,327          (4,327)
Value Portfolio...........................................................        (220,800)       248,523         (27,723)
Small-Cap Value Portfolio.................................................              --          4,933          (4,933)
International Equity Portfolio............................................        (209,293)       233,038         (23,745)

                                                                              55
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ('forward contracts') to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

OPTIONS: The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of each Portfolio are being amortized on a straight line basis by the Portfolios over a period not to exceed 60 months from the date the Portfolios commenced operations.

56
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the 'Agreement') with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors (the 'Directors'). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows: 1.00% of the average daily net assets of the Large-Cap Growth, Mid-Cap Growth, Aggressive Growth, Large-Cap Blend, Large-Cap Value, Value and Small-Cap Value Portfolios, respectively, and 1.10% of the average daily net assets of the International Equity Portfolio.

The organizations described below act as Advisers to the Fund pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Advisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Advisers is independent of SunAmerica (with the exception of the Aggressive Growth and Large-Cap Blend Portfolios, for which SunAmerica acts as an Adviser) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisers' fees. The Advisers for the Large-Cap Growth Portfolio are Janus Capital Corporation; L. Roy Papp & Associates; and Montag & Caldwell, Inc. The Advisers for the Mid-Cap Growth Portfolio are Miller Anderson & Sherrerd, LLP; Pilgrim Baxter & Associates, Ltd.; and T. Rowe Price Associates, Inc. The Advisers for the Aggressive Growth Portfolio are Janus Capital Corporation; SunAmerica; and Warburg, Pincus Asset Management, Inc. The Advisers for the Large-Cap Blend Portfolio are Lazard Asset Management; SunAmerica; and T. Rowe Price Associates, Inc. The Advisers for the Large-Cap Value Portfolio are David L. Babson & Co., Inc.; Davis Selected Advisers, L.P; and Wellington Management. The Advisers for the Value Portfolio are Davis Selected Advisers, L.P.; Neuberger & Berman, LLC.;

and Strong Capital Management, Inc. The Advisers for the Small-Cap Value are Berger Associates, Inc.; Lazard Asset Management; and The Glenmede Trust Company. The Advisers for the International Equity Portfolio are Rowe Price-Fleming International, Inc.; Strong Capital Management, Inc.; and Warburg, Pincus Counsellors, Inc. Each Adviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. Through October 31, 1997, SunAmerica paid the Advisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio: Large-Cap Growth Portfolio, .48%; Mid-Cap Growth Portfolio, .50%; Aggressive Growth Portfolio, .37%; Large-Cap Blend Portfolio,
 .32%; Large-Cap Value Portfolio, .41%; Value Portfolio, .50%; Small-Cap Value Portfolio, .55% and International Equity Portfolio, .65%.

SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average net assets: Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Large-Cap Blend Portfolio, Large-Cap Value Portfolio, Value Portfolio and Small-Cap Value Portfolio 1.78% for Class A shares and 2.43% for Class B shares and Class C shares, respectively. International Equity Portfolio 2.03% for Class A shares and 2.68% for Class B and Class C shares. Prior to June 17, 1997, SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below an annual rate of 1.90% of the average daily net assets of Class A and 2.55% of the average daily net assets of Class B and Class C shares for the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio and Value Portfolio, and 2.15% of the average daily net assets of Class A shares and 2.80% of the average daily net asets of Class B and Class C shares for the International Equity Portfolio. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two

                                                                              57
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued) years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

At October 31, 1997, expenses previously waived or reimbursed by SAAMCO that are subject to recoupment are as follows:

                                 MANAGEMENT    OTHER
                                    FEES      EXPENSES
                                 REIMBURSED  REIMBURSED
                                 ----------  ----------
Large-Cap Growth A.............   $  6,709          --
Large-Cap Growth B.............        102    $    163
Large-Cap Growth C.............         35         158
Mid-Cap Growth A...............     71,761          --
Mid-Cap Growth B...............     55,863      13,191

Mid-Cap Growth C...............      5,072       9,168
Aggressive Growth A............     78,040          --
Aggressive Growth B............     53,505      12,588
Aggressive Growth C............      4,955       9,084
Large-Cap Blend A..............      6,679          --
Large-Cap Blend B..............        139         163
Large-Cap Blend C..............         36         158

                                 MANAGEMENT    OTHER
                                    FEES      EXPENSES
                                 REIMBURSED  REIMBURSED
                                 ----------  ----------

Large-Cap Value A..............   $  6,656          --
Large-Cap Value B..............        163    $    163
Large-Cap Value C..............         35         158
Value A........................     95,010          --
Value B........................     86,174      18,541
Value C........................      7,801       9,906
Small-Cap Value A..............      6,269          --
Small-Cap Value B..............        516         153
Small-Cap Value C..............        106         156
International Equity A.........     80,880          --
International Equity B.........     60,595      13,024
International Equity C.........      6,498       8,825

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ('SACS' or the 'Distributor'), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the 'Plan') in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ('distribution expenses') in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the 'Class A Plan,' the 'Class B Plan' and the 'Class C Plan.' In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10% of average daily net assets of such Portfolio's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from a Portfolio at the annual rate of up to 0.75% of the average daily net assets of such Portfolio's Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans also provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, through October 31, 1997, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

58
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class B and Class C shares. SACS has advised the Portfolios that for the period ended October 31, 1997, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers), Class B and Class C redemptions are as follows:

                                                                                   CLASS B
                                                     CLASS A                     -----------     CLASS C
                                    ------------------------------------------   CONTINGENT   -------------
                                                  AFFILIATED    NON-AFFILIATED    DEFERRED     CONTINGENT
                                      SALES        BROKER-         BROKER-          SALES       DEFERRED
                                     CHARGES       DEALERS         DEALERS         CHARGES    SALES CHARGES
                                    ----------    ----------    --------------   -----------  -------------
Large-Cap Growth Portfolio.......   $   15,599     $   2,885       $ 10,059       $      --     $      --
Mid-Cap Growth Portfolio.........      802,237       257,754        440,666          25,643           268
Aggressive Growth Portfolio......    1,394,623       545,170        668,387          26,249           937
Large-Cap Blend Portfolio........       22,528         9,732          9,440              --            --
Large-Cap Value Portfolio........       38,564         6,352         25,006              --            --
Value Portfolio..................    1,925,092       715,034        949,290          30,795           945
Small-Cap Value Portfolio........       59,419        18,399         32,100              --            --
International Equity Portfolio...      699,157       225,890        383,626          18,872           426

The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ('SAFS'), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the period ended October 31, 1997, the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                   PAYABLE
                                               EXPENSE                        OCTOBER 31, 1997
                                    -----------------------------       -----------------------------
                                    CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                    -------    -------    -------       -------    -------    -------
Large-Cap Growth Portfolio.......   $ 2,503    $    38    $    13       $ 2,503    $    38    $    13
Mid-Cap Growth Portfolio.........    46,320     36,275      3,253         3,822      6,805        895
Aggressive Growth Portfolio......    66,865     46,155      4,252         7,311      9,373      1,113
Large-Cap Blend Portfolio........     2,514         53         14         2,514         53         14
Large-Cap Value Portfolio........     2,506         62         13         2,506         62         13
Value Portfolio..................    73,489     67,984      6,227         9,217     14,451      1,665
Small-Cap Value Portfolio........     2,419        198         40         2,419        198         40
International Equity Portfolio...    48,437     35,815      3,883         4,983      8,495        897

Note 5. Purchases and Sales of Investment Securities

The aggregate cost of purchase and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) through October 31, 1997 were as follows:

                          LARGE-CAP       MID-CAP        AGGRESSIVE      LARGE-CAP
                           GROWTH          GROWTH          GROWTH          BLEND
                          PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                         -----------    ------------    ------------    -----------
Aggregate purchases...   $25,441,617    $ 82,570,008    $138,188,608    $24,729,190
                         -----------    ------------    ------------    -----------
                         -----------    ------------    ------------    -----------
Aggregate sales.......   $   193,228    $ 33,441,496    $ 68,985,566    $   404,332
                         -----------    ------------    ------------    -----------
                         -----------    ------------    ------------    -----------

                                                                              59
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

                          LARGE-CAP                      SMALL-CAP      INTERNATIONAL

                            VALUE          VALUE           VALUE          EQUITY
                          PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                         -----------    ------------    ------------    -----------
Aggregate purchases...   $24,049,833    $138,953,561    $ 20,506,477    $79,766,373
                         -----------    ------------    ------------    -----------
                         -----------    ------------    ------------    -----------
Aggregate sales.......   $        --    $ 29,039,505    $         --    $24,762,382
                         -----------    ------------    ------------    -----------
                         -----------    ------------    ------------    -----------

Note 6. Transactions with Affiliates

The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                                                            ROWE-PRICE FLEMING
                                                                        NEUBERGER &     WARBURG, PINCUS       INTERNATIONAL,
                                                                        BERMAN LLC     COUNSELLORS, INC.           INC.
                                                                        -----------    -----------------    ------------------
Value Portfolio......................................................     $47,675           $    --              $     --
International Equity Portfolio.......................................          --            29,176                32,083

Note 7. Federal Income Taxes

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to their shareholders. Therefore, no federal tax provision is required.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, for federal income tax purposes were as follows:

                            LARGE-CAP       MID-CAP       AGGRESSIVE      LARGE-CAP
                             GROWTH          GROWTH         GROWTH          BLEND
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                           -----------    ------------    -----------    -----------
Cost....................   $25,668,948    $ 51,758,783    $80,701,326    $25,703,119
                           -----------    ------------    -----------    -----------
                           -----------    ------------    -----------    -----------
Appreciation............   $   340,711    $  8,133,111    $15,848,328    $   155,425
Depreciation............    (1,635,303)     (1,481,383)    (2,352,042)    (1,232,097)
                           -----------    ------------    -----------    -----------
Net unrealized
  appreciation

  (depreciation)........   $(1,294,592)   $  6,651,728    $13,496,286    $(1,076,672)
                           -----------    ------------    -----------    -----------
                           -----------    ------------    -----------    -----------

                            LARGE-CAP                      SMALL-CAP     INTERNATIONAL
                              VALUE          VALUE           VALUE         EQUITY
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                           -----------    ------------    -----------    -----------
Cost....................   $25,430,318    $126,615,682    $25,580,088    $74,567,051
                           -----------    ------------    -----------    -----------
                           -----------    ------------    -----------    -----------
Appreciation............   $    88,336    $ 14,096,438    $   155,011    $ 4,195,553
Depreciation............    (1,424,132)     (3,418,677)      (923,013)    (7,353,705)
                           -----------    ------------    -----------    -----------
Net unrealized
  appreciation
  (depreciation)........   $(1,335,796)   $ 10,677,761    $  (768,002)   $(3,158,152)
                           -----------    ------------    -----------    -----------
                           -----------    ------------    -----------    -----------

At October 31, 1997, Large-Cap Growth and Large-Cap Blend had capital loss carryforwards of $159,379 and $13,688, respectively, which are available to the extent provided in the regulations and which will expire 2005.

60
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

Note 8. Open Forward Currency Contracts

At October 31, 1997, the International Equity Portfolio held forward foreign currency exchange contracts ('forward contracts') in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts. International Equity Portfolio held the following forward currency contracts at October 31, 1997.

                                                 GROSS
   CONTRACT             IN         DELIVERY   UNREALIZED
  TO DELIVER       EXCHANGE FOR      DATE     APPRECIATION
---------------   --------------   --------   -----------
 JPY  359,766,450 USD   3,106,791  11/28/97     $ 105,458
*JPY   25,102,350 USD     216,773  11/28/97         7,358
*JPY   19,161,200 USD     165,468  11/28/97         5,617

*USD     566,866  FRF    3,300,000 12/12/97         6,170
                                              -----------
                                                  124,603
                                              -----------


                                                 GROSS
   CONTRACT             IN         DELIVERY   UNREALIZED
  TO DELIVER       EXCHANGE FOR      DATE     DEPRECIATION
---------------   --------------   --------   -----------
 JPY  161,114,900 USD   1,340,000  11/28/97     $  (4,093)
*USD     210,000  JPY    25,102,350 11/28/97         (585)
*USD     160,000  JPY    19,161,200 11/28/97         (149)
*FRF    3,300,000 USD     538,503  12/12/97       (34,533)
                                              -----------
                                                  (39,360)
                                              -----------
Net Appreciation...........................     $  85,243
                                              -----------
                                              -----------

* Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

FRF   --French Franc
JPY   --Japanese Yen
USD   --United States Dollar

Note 9. Capital Share Transactions


At October 31, 1997, SunAmerica Inc. owned shares in each class as follows:

                                                                  SHARES                           PERCENTAGE OF NET ASSETS
                                                   ------------------------------------       --------------------------------
                                                   CLASS A        CLASS B       CLASS C       CLASS A       CLASS B    CLASS C
                                                   -------        -------       -------       -------       -------    -------
Large-Cap Growth Portfolio                        1,946,082        8,000         8,000         93.46%         .38%        .38%
Mid-Cap Growth Portfolio                              1,000        1,000           838           .02          .02         .02
Aggressive Growth Portfolio                           1,000        1,000           747           .02          .02         .01
Large-Cap Blend Portfolio                         1,919,330        8,000         8,000         93.18          .39         .39
Large-Cap Value Portfolio                         1,859,065        8,000         8,000         89.13          .38         .38
Value Portfolio                                       1,000        1,000           737           .01          .01         .01
Small-Cap Value Portfolio                         1,601,147        8,000         8,000         77.80          .39         .39
International Equity Portfolio                      282,513        1,000           794          4.92          .02         .01

                                                                              61
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

    Transactions in shares of each class of each series were as follows:

                                                    LARGE-CAP GROWTH PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                              OCTOBER 15, 1997*            OCTOBER 15, 1997           OCTOBER 15, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    2,056,806    $25,693,489       65,591    $   793,598      14,084    $  172,781
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........      (53,919)      (661,012)          --             --          --            --
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    2,002,887    $25,032,477       65,591    $   793,598      14,084    $  172,781
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------


                                                     MID-CAP GROWTH PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                             NOVEMBER 19, 1996*           NOVEMBER 19, 1996            MARCH 6, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    3,264,892    $40,663,001    2,969,116    $37,170,139     458,934    $5,975,048
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........   (1,923,538)   (25,255,844)    (348,034)    (4,559,436)   (115,441)   (1,596,837)
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    1,341,354    $15,407,157    2,621,082    $32,610,703     343,493    $4,378,211
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------

                                                    AGGRESSIVE GROWTH PORTFOLIO
                          -------------------------------------------------------------------------------

                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                             NOVEMBER 19, 1996*           NOVEMBER 19, 1996            MARCH 6, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    3,856,767    $52,508,769    3,420,491    $48,609,878     411,297    $5,980,151
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........   (1,433,429)   (22,546,557)    (345,988)    (5,157,472)    (35,505)     (512,718)
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    2,423,338    $29,962,212    3,074,503    $43,452,406     375,792    $5,467,433
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------

                                                     LARGE-CAP BLEND PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                              OCTOBER 15, 1997*            OCTOBER 15, 1997           OCTOBER 15, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    2,050,665    $25,623,294       78,691    $   969,619      11,932    $  148,672
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........      (80,670)      (990,000)          --             --          --            --
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    1,969,995    $24,633,294       78,691    $   969,619      11,932    $  148,672
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------



62
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

                                                     LARGE-CAP VALUE PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                              OCTOBER 15, 1997*            OCTOBER 15, 1997           OCTOBER 15, 1997
                                   THROUGH                     THROUGH                    THROUGH

                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    2,100,495    $26,218,938      111,740    $ 1,361,527      14,544    $  178,760
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........     (141,051)    (1,698,383)          --             --          --            --
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    1,959,444    $24,520,555      111,740    $ 1,361,527      14,544    $  178,760
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------

                                                          VALUE PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                             NOVEMBER 19, 1996*           NOVEMBER 19, 1996            MARCH 6, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    4,671,463    $65,290,119    5,001,111    $73,400,374     633,085    $9,591,079
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........   (1,665,401)   (26,013,487)    (155,252)    (2,394,393)    (46,506)     (698,146)
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    3,006,062    $39,276,632    4,845,859    $71,005,981     586,579    $8,892,933
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------

                                                     SMALL-CAP VALUE PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                              OCTOBER 15, 1997*            OCTOBER 15, 1997           OCTOBER 15, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    2,177,614    $27,190,002      256,511    $ 3,168,460      43,289    $  536,921
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........     (419,530)    (5,174,050)         (28)          (345)         --            --
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    1,758,084    $22,015,952      256,483    $ 3,168,115      43,289    $  536,921
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------


                                                  INTERNATIONAL EQUITY PORTFOLIO
                          -------------------------------------------------------------------------------
                                   CLASS A                     CLASS B                    CLASS C
                          -------------------------    ------------------------    ----------------------
                               FOR THE PERIOD               FOR THE PERIOD             FOR THE PERIOD
                             NOVEMBER 19, 1996*           NOVEMBER 19, 1996            MARCH 6, 1997
                                   THROUGH                     THROUGH                    THROUGH
                              OCTOBER 31, 1997             OCTOBER 31, 1997           OCTOBER 31, 1997
                          -------------------------    ------------------------    ----------------------
                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                          ----------    -----------    ---------    -----------    --------    ----------
Shares sold............    3,085,642    $39,324,047    2,566,019    $33,369,226     404,951    $5,319,147
Shares issued in
  acquisition of the
  Global Balanced Fund
  (Note 2).............      495,830      6,693,711    1,063,431     14,271,238          --            --
Reinvested dividends...           --             --           --             --          --            --
Shares redeemed........   (1,626,511)   (21,418,365)    (183,548)    (2,395,962)    (44,682)     (586,462)
                          ----------    -----------    ---------    -----------    --------    ----------
Net increase...........    1,954,961    $24,599,393    3,445,902    $45,244,502     360,269    $4,732,685
                          ----------    -----------    ---------    -----------    --------    ----------
                          ----------    -----------    ---------    -----------    --------    ----------

*Date of commencement of operations

                                                                              63
NOTES TO FINANCIAL STATEMENTS -- October 31, 1997 -- (continued)

Note 10. Directors' Retirement Plan

The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the 'Retirement Plan') effective January 1, 1993 for the unafilliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an 'Eligible Director') retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of October 31, 1997, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Value Portfolio and International Equity Portfolio had accrued $643, $761, $680 and $637, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and as of October 31, 1997 expensed $643, $761, $680 and $637, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

64
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF STYLE SELECT SERIES, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Large-Cap Blend Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio (constituting the eight portfolios of Style Select Series, Inc., hereafter referred to as the 'Fund') at October 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
December 4, 1997

                                                                              65
Comparisons: Portfolios vs. the Indexes

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Style Select Series, Inc. portfolio to the growth of a similar investment in an appropriate benchmark index. Please note, the graphs represent the performance of the two classes of shares which have been in existence since the portfolios' commencement of operation. It is important to also note that the portfolios are professionally managed mutual funds, while the indices are unmanaged and, in any case, are not available for investment. The maximum sales charge for Class A is 5.75% of the public offering price. The maximum contingent deferred sales charges ("CDSC") for Class B and Class C is 4% and 1%, respectively. Class B's CDSC is reduced to 0% after six years; Class C's CDSC is reduced to 0% after one year. All classes bear ongoing 12b-1 distribution and service fees.

[MID-CAP GROWTH PORTFOLIO PERFORMANCE GRAPH]

         Russell    Morningstar
         Mid-Cap      Mid-Cap
         Growth       Growth      Class A    Class B
         -------    -----------   -------    -------
         10000       10000        10000       10000
Oct-96   10000       10000         9425       10000
Nov-96   10168       10188         9492.86    10072
Dec-96    9997.18    10027         9319.44     9872
Jan-97   10440       10452.2       9470.24    10032
Feb-97   10210.4      9921.21      8859.5      9376
Mar-97    9633.49     9290.22      8256.3      8744
Apr-97    9869.51     9403.56      8309.08     8792
May-97   10753.8     10334.5       9183.72     9712
Jun-97   11051.7     10734.5       9575.8     10120
Jul-97   12109.3     11653.3      10231.8     10808
Aug-97   11990.7     11492.5      10103.6     10672
Sep-97   12597.4     12267.1      10865.1     11464
Oct-97   11966.3     11647.6      10337.3     10504

Mid-Cap Growth Portfolio
Average Annual Return+      Class A*   Class B*   Class C**
------------------------    --------   --------   ---------
Since Inception               3.37%      5.04%      13.33%

 + Includes any applicable sales charges
 * Inception date for Class A and Class B is 11/19/96
** Inception date for Class C is 3/6/97

Mid-Cap Growth Portfolio

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of medium-sized companies. The first six months of the fiscal year were dominated by investors' concerns regarding inflation, corporate earnings, the direction of interest rates, and market valuation levels. Thus mid-cap growth stocks in general underperformed large-cap stocks, and the Portfolio in particular underperformed its Russell Mid-Cap Growth benchmark index and Morningstar category average for the twelve month period. However, mid-cap growth stocks and the Portfolio recovered somewhat in the last six months. In fact, the Portfolio closely tracked the performance of its category average for the quarter ending October 31, 1997, supporting our belief that, while volatility will likely continue, both mid-cap growth stocks and the Portfolio are well positioned for solid participation in this style as we head into 1998. Our managers will continue to select individual securities on a long-term, bottom-up basis.

66

[AGGRESSIVE GROWTH PORTFOLIO PERFORMANCE GRAPH]

         Russell    Morningstar
          2500      Aggressive
         Growth       Growth      Class A    Class B
         -------    -----------   -------    -------
         10000       10000        10000       10000
Oct-96   10000       10000         9425       10000
Nov-96   10183       10165         9523.02    10104
Dec-96   10232.9     10034.9       9726.6     10320
Jan-97   10538       10535.6      10442.9     11064
Feb-97   10077.3      9949.85      9884.94    10480
Mar-97    9414.17     9323.01      9342.06     9888
Apr-97    9456.54     9376.15      9432.54     9984
May-97   10590.4     10349.4      10284.6     10880
Jun-97   10945.2     10795.5      10744.5     11360
Jul-97   11640.2     11719.5      11837.3     12504
Aug-97   11924.2     11635.2      11792.6     12448
Sep-97   12766       12407.7      12682.3     13392
Oct-97   11969.4     11722.8      11988.6     12240

Aggressive Growth Portfolio
Average Annual Return+         Class A*   Class B*   Class C**
---------------------------    --------   --------   ---------
Since Inception                 19.88%     22.40%      17.09%

 + Includes any applicable sales charges
 * Inception date for Class A and Class B is 11/19/96
** Inception date for Class C is 3/6/97

Aggressive Growth Portfolio

The Aggressive Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of small capitalization companies, although managers can seek out growth companies of any size. The Portfolio performed well overall, closely tracking its Russell 2500 Growth benchmark index and outperforming its Morningstar category average for the fiscal year. Similar to the Mid-Cap Growth Portfolio, this Portfolio's growth-oriented investment style hampered performance during the first half of the fiscal year. However, from May through October, as its investment style returned to favor, small-cap stocks rebounded even stronger than mid-caps, and within the small-cap sector, growth outperformed value. These factors, plus effective stock picking and sector positioning, enabled the Portfolio to significantly outperform its category average for the fourth fiscal quarter. Given the ongoing positive backdrop for these equities, our managers anticipate solid performance for the Aggressive Growth Portfolio into 1998.

                                                                              67
Comparisons: Portfolios vs. the Indexes--(continued)

[VALUE PORTFOLIO PERFORMANCE GRAPH]

         Morningstar   Russell
           Mid-Cap     Mid-Cap
            Value       Value    Class A   Class B
         -----------   -------   -------   -------
Oct-96     10000       10000      9425      10000
Nov-96     10305       10147      9643.66   10232
Dec-96     10373       10104.4    9636.12   10216
Jan-97     10723.6     10421.7   10058.4    10656
Feb-97     10806.2     10597.8   10118.7    10720
Mar-97     10446.4     10275.6    9779.38   10352
Apr-97     10674.1     10534.6   10209.2    10800
May-97     11409.5     11157     10842.5    11464
Jun-97     11837.4     11570     11242.1    11880
Jul-97     12638.8     12429.6   12184.6    12872
Aug-97     12474.5     12284.2   11950.9    12616
Sep-97     13150.6     13045.8   12659.7    13360
Oct-97     12656.1     12649.2   12131.9    12400

Value Portfolio
Average Annual Return+    Class A*   Class B*   Class C**
----------------------    --------   --------   ---------
Since Inception            21.31%     24.00%      16.99%

 + Includes any applicable sales charges
 * Inception date for Class A and Class B is 11/19/96
** Inception date for Class C is 3/6/97

Value Portfolio

The Value Portfolio seeks long-term growth of capital by investing in equity securities, without regard to the size of the issuer, using a value style of investing. The Portfolio's holdings throughout the fiscal year provided a mid-cap value orientation. The Portfolio closely tracked its category average and benchmark index for the fiscal year. As the market broadened and the Portfolio was diversified across industry sectors, the Portfolio outperformed its category average for the year to date ended October 31, 1997. Our managers' strategy going forward is to continue to use comprehensive fundamental research and quantitative analysis to identify attractive value oriented investment opportunities.

68

[INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE GRAPH]

         Morningstar
           Foreign     MSCI EAFE
            Stock      USD Index   Class A    Class B
         -----------   ---------   -------    -------
           10000       10000       10000      10000
Oct-96     10000       10000        9425      10000
Nov-96     10205       10160        9477.78   10058
Dec-96     10239       10032        9470.24   10040
Jan-97     10244.8      9682.87     9417.46    9968
Feb-97     10393.4      9843.61     9545.64   10104
Mar-97     10409        9882        9447.62   10000
Apr-97     10417.3      9936.35     9409.92    9952
May-97     11025.6     10585.2      9922.64   10488
Jun-97     11521.8     11171.6     10390.1    10976
Jul-97     11824.8     11354.8     10608.8    11200
Aug-97     11004.2     10508.9      9741.68   10280
Sep-97     11658.9     11099.5     10231.8    10792
Oct-97     10784.5     10249.3      9394.84    9504

International Equity Portfolio
Average Annual Return+            Class A*   Class B*   Class C**
------------------------------    --------   --------   ---------
Since Inception                    (6.06)%    (4.96)%    (2.75)%

 + Includes any applicable sales charges
 * Inception date for Class A and Class B is 11/19/96
** Inception date for Class C is 3/6/97

International Equity Portfolio

The International Equity Portfolio seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States. As MSCI EAFE Index returns indicate, it was a difficult fiscal period for international equities as a whole. The Portfolio slightly underperformed primarily because of its weighting in Southeast Asian equity markets and, to a lesser extent, in Latin America. The Japanese stock market also produced disappointing performance. However, at fiscal year-end, the Portfolio was overweighted in the European markets, and was underweighted in Latin America and the Far East. Given our current outlook, our managers intend to maintain this overall allocation strategy in the near term.